UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-04032

Sit Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   March 31, 2006

Item 1:   Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-04995

Sit U.S. Government Securities Fund, Inc.
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   March 31, 2006

Item 1:   Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-04033

Sit Mutual Funds II, Inc.
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   March 31, 2006

Item 1:   Reports to Stockholders

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-21447

Sit Mutual Funds Trust
(Exact name of registrant as specified in charter)

3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Address of principal executive offices)

Paul E. Rasmussen, VP Treasurer
Sit Mutual Funds, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Copy to:
Mike Radmer, Esq.
Dorsey & Whitney
Suite 1500
50 South Sixth Street
Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:
(612) 334-5888

Date of fiscal year end:   March 31, 2006

Date of reporting period:   March 31, 2006

Item 1:   Reports to Stockholders

Sit Mutual Funds

Bond Funds

Annual Report

March 31, 2006

Money Market Fund

U.S. Government Securities Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Florida Tax-Free Income Fund

Sit Mutual Funds
BOND FUNDS ANNUAL REPORT
TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

Sit Mutual Funds
One Year Ended March 31, 2006

Chairman’s Letter

Dear fellow shareholders:

           The yield curve continued to flatten for the second consecutive year, as the Federal Reserve maintained its policy of increasing the federal funds rate at each meeting to prevent inflation from accelerating. The Federal Reserve increased the targeted fed funds rate by 25 basis points for the fifteenth consecutive time in the current tightening cycle on March 28, 2006, to a level of 4.75%.
           Short maturity U.S. Treasury yields climbed along with the federal funds rate. The two-year Treasury note was yielding 4.82% on March 31, 2006, an increase of over 1.00% from a year ago, while the 30-year U.S. Treasury only increased by 0.13% during the past twelve months, yielding 4.89% at year-end. The new Federal Reserve Chairman, Ben Bernanke, has picked up where his predecessor Alan Greenspan left off. The policy statement accompanying the most recent rate hike was a bit more hawkish than expected, and there was absolutely no change in the rate guidance section that included the words “some further policy firming may be needed.” Some observers were disappointed that there was not more change in the composition of the policy statement in view of a new individual assuming leadership of the committee.
           Regarding the U.S. economy, fourth quarter 2005 real GDP reflected growth of +1.7% (quarterly annualized data). A major concern emanating from the final GDP report was the overall price deflator change, which rose to +3.5% from +3.3% and +2.6% in the third and second quarters of 2005, respectively. This increase in the level of prices occurred despite a relatively weak fourth quarter of 2005, as compared to the +3.2% average growth during the calendar year 2005. For the past several months, we have been forecasting a strong rebound in first quarter 2006 real GDP based largely on the consumer spending sector. Fourth quarter spending was unusually weak due to lackluster auto sales and hurricane effects. This statistical fact established a launching pad from which the return to more normal spending will be greatly magnified, generated by the process of annualizing a quarterly growth rate. Last month, we revised upward our first quarter U.S. real GDP growth rate to +5.0% from +4.5% based largely on this phenomenon. In subsequent quarters, we expect the recent volatility in the consumer spending series will subside, but the rate of gain will be at a reduced pace averaging around +3.0%, which is closely in line with recent rates of growth. The consumer has been laboring under the twin pressures of rising energy costs and interest payments.
           On the inflation front, there are mixed readings among the various measures, with most “core” (ex food and energy) statistics remaining generally contained. The core CPI increased +2.1% from a year ago. A calculation of the core chained CPI (which reflects the changing mix of consumer spending) showed it to be up an even smaller +1.8% year over year. Other inflation measures, however, suggest that continuing vigilance is required. Surveys by the National Federation of Independent Business, representing smaller business units, show inflation running between +3.7% and +3.9%, and those polled see “a fair amount of pressure on prices.” Wage inflation has also been rising steadily to approximately the +3.5% level, with service sector (80% of private payrolls) average hourly earnings growth rising +3.9%, the strongest in several years. Finally, the Fed, under Chairman Bernanke’s leadership, warned with new language in its March 28th FOMC statement that “possible increases in resource allocation, in combination with the elevated price of energy and other commodities, have the potential to add to inflation pressures.” In short, our antennae are up for the detection of inflationary pressures that typically emerge as economic cycles reach maturity.

Strategy Summary
           As the Federal Reserve approaches the end of its current cycle of increasing the federal funds rate, we expect economic growth to remain near its historical long-term average rate of slightly over +3.0%, while the effects of the Fed’s past increases should keep core inflation below +3.0%. Over the near term, we expect the Federal Reserve will continue to increase the target for the federal funds rate, based partly on the strong economic results that will be reported for the first quarter 2006. However, we believe the underlying state of the economy is not as strong as the market currently expects, and we have reflected that in our more moderate GDP forecasts for the final three quarters of the year. Furthermore, the current inflation-adjusted federal funds rate has now risen above the long-term average rate, signifying that the Fed is probably close to the end of the tightening cycle. Thus, we expect in the intermediate term that the bond market will experience an increase in overall volatility when investors will no longer be able to anticipate a predictable change in Federal Reserve policy. In the shorter term, if our forecast of slower growth materializes and investors adjust their expectations downward, we believe the taxable yield curve could move back toward a flatter position and possibly invert.
           As such, we continue to be defensively postured in the Sit U.S. Government Securities Fund, but we have extended durations opportunistically with the expectation of shortening in coming months on market strength. We remain overweighted in the mortgage sector, concentrating on agency mortgage securities that provide high levels of income while exhibiting less price volatility than the overall mortgage market.
           The municipal yield curve also flattened over the last twelve months with short maturity municipals rising by approximately 50 to 75 basis points, while longer maturities declined by 10 to 20 basis points. Relative yield valuations shifted considerably in recent weeks. Municipals are now at the rich end of their historical valuation range relative to similar duration Treasury and corporate debt securities. The municipal yield curve remains positively sloped, with approximately 95 basis points yield differential between 2-year and 30-year maturity high-grade municipals, compared to 7 basis points for comparable-maturity Treasuries. Durations of municipal portfolios remain shorter than their benchmarks, and we look for opportunities to extend duration as bond yields move higher. We believe that our focus on securities that provide high levels of tax-exempt income and relative price stability will continue to provide attractive relative returns in the months ahead.
           Fixed income investments are an important component of a well diversified long-term portfolio. We believe that the Sit Bond Funds, with their dual objectives of high income and stability of principal, offer an attractive risk/reward profile to complement equity holdings. We appreciate your continued interest and investment in Sit Mutual Funds and look forward to assisting you in achieving your long-term investment goals.

With best wishes,

Eugene C. Sit, CFA
Chairman and Chief Investment Officer

Sit Mutual Funds
One Year Ended March 31, 2006

Performance Summary - Bond Funds

          The Federal Reserve (The Fed) increased short-term rates 0.25% eight times during the past 12 months, raising the federal funds rate to 4.75% on March 28, 2006. The March FOMC meeting was the first one chaired by new Fed Chairman Ben S. Bernanke. The Fed has raised rates fifteen consecutive times, for a total of 3.75%, since the current tightening cycle began nearly two years ago to remove accommodative monetary policy.
          The Treasury yield curve flattened as shorter and intermediate term yields rose with increases in the federal funds rate. Longer term yields were range-bound for most of the period, causing the taxable yield curve to invert for a brief period in January and February, and then rose sharply in March in response to fears of a possible resurgence in inflation with strong economic growth. The resultant Treasury yield curve ended the period relatively flatly sloped with the 3-month Treasury bill yielding 4.60% and all other maturity U.S. Treasury securities yielding between 4.80% and 4.90%. The increase in yields during the year ranged from approximately 1.75% for 3-month Treasury bills to 1.00% for the 2-year Treasury, and to just 0.13% for the 30-year Treasury. The shorter duration asset-backed and mortgage sectors performed best during the period. Corporate bonds, which benefited earlier from narrowing yield spreads, were hurt by their longer maturities with the rise in yields.
          The municipal yield curve also flattened but remains positively sloped, with approximately 0.95% yield differential between 2-year and 30-year maturity bonds. As a result, longer maturity bonds outperformed shorter maturity bonds. Continued strong demand and lower issuance volume since January helped municipals out perform taxable bonds during the period. Municipals also provided generally positive total returns for the most recent quarter. Their more stable yield environment has recently resulted in a return to more normal relative yield valuation levels versus taxables. The strongest performance came from higher yielding and lower rated categories, including the industrial revenue sector, hospitals, and resource recovery bonds.
          Our fixed-income portfolios remain defensively positioned, with durations shorter than respective benchmarks. We remain focused on securities that provide high levels of income and relative price stability and look to position portfolios more aggressively as interest rates move higher.

	Three	Six
SIT FIXED-INCOME FUNDS	Month*	Month*
U.S. Government Securities SNGVX	0.09%	0.64%
Lehman Inter. Govt. Bond Index	-0.30	0.29
Tax-Free Income SNTIX	0.36	1.21
Lehman 5-Year Municipal Bond Index	0.02	0.32
Minnesota Tax-Free Income SMTFX	0.61	1.63
Lehman 5-Year Municipal Bond Index	0.02	0.32
Florida Tax-Free Income SFLIX	0.68	1.52
Lehman 5-Year Municipal Bond Index	0.02	0.32

SIT MONEY MARKET FUND
Money Market Fund(1) SNIXX	1.00%	1.88%
3-Month Treasury Bill	1.13	2.12
*3-month and 6-month returns not annualized.

	1996	1997
U.S. Government Securities	4.99%	8.19%
Lehman Inter. Govt. Bond Index	4.06	7.72
Tax-Free Income	5.69	9.87
Lehman 5-Year Municipal Bond Index	4.22	6.38
Minnesota Tax-Free Income	5.89	8.19
Lehman 5-Year Municipal Bond Index	4.22	6.38
Florida Tax-Free Income	—	—
Lehman 5-Year Municipal Bond Index	—	—

Money Market Fund	5.08%	5.22%
3-Month Treasury Bill	5.27	5.32

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual returns include reinvestment of all dividends and capital gains. For any returns less than one year, the returns are cumulative. Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Funds’ prospectus, which may be obtained by calling or visiting www.sitfunds.com. Please read this prospectus carefully before you invest or send money. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

(1)	Converted from Sit Investment Reserve Fund to Sit Money Market Fund on 11/1/93
(2)	Based on the last 12 monthly distributions of net investment income and average NAV as of 3/31/06.
(3)	For individuals in the 25%, 28%, 33% and 35% federal tax brackets, the federal tax equivalent yields are 5.80%, 6.04%, 6.49% and 6.69%, respectively. (Income subject to state tax, if any.)
(4)

For Minnesota residents in the 25%, 28%, 33% and 35% federal tax brackets, the double exempt tax equivalent yields are 6.31%, 6.57%, 7.06% and 7.28%, respectively. (Assumes the maximum Minnesota tax bracket of 7.85%.)

(5)	For individuals in the 25%, 28%, 33% and 35% federal tax brackets, the tax equivalent yields are 5.59%, 5.82%, 6.25% and 6.45%, respectively. (Income subject to state tax, if any.)
(6)	The yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation which refers to a specific past holding period.

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED MARCH 31, 2006
One	Three	Five	Ten	Since	Inception
Year	Year	Year	Year	Inception	Date
2.45%	2.19%	3.72%	5.09%	6.66%	6/2/87
2.07	1.69	4.14	5.54	6.82
3.35	3.26	3.94	4.80	5.96	9/29/88
2.14	2.22	4.04	4.78	5.86
4.46	4.04	4.79	5.00	5.18	12/1/93
2.14	2.22	4.04	4.78	4.81
3.55	—	—	—	2.88	12/31/03
2.14	—	—	—	1.64

3.28%	1.70%	1.77%	3.51%	3.72%	11/1/93
3.76	2.18	2.14	3.72	3.97

AS OF 3/31/06
30-Day	Distribution
SEC Yield	Rate(2)
4.95%	4.04%

4.35 (3)	3.81

4.36 (4)	4.08

4.19 (5)	3.30

7-Day
7-Day	Effective
Yield(6)	Yield(6)
4.22%	4.31%

TOTAL RETURN BY CALENDAR YEAR
1998	1999	2000	2001	2002	2003	2004	2005	YTD 2006
6.52%	1.37%	9.15%	8.56%	5.79%	1.19%	3.35%	2.49%	0.09%
8.49	0.49	10.47	8.42	9.64	2.29	2.33	1.68	-0.30
6.29	-4.01	8.32	5.84	5.69	2.87	3.96	3.30	0.36
5.84	0.74	7.72	6.21	9.27	4.13	2.72	0.95	0.02
6.14	-3.82	8.09	5.85	7.06	4.42	3.68	4.44	0.61
5.84	0.74	7.72	6.21	9.27	4.13	2.72	0.95	0.02
—	—	—	—	—	—	2.58	3.22	0.68
—	—	—	—	—	—	2.72	0.95	0.02

5.17%	4.79%	6.03%	3.67%	1.25%	0.65%	0.88%	2.77%	1.00%
5.01	4.88	6.16	3.50	1.67	1.03	1.41	3.26	1.13

Sit Mutual Funds
Average Annual Total Returns for Periods Ended December 31, 2005

The tables on the next page show the Funds’ average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2005. The index information is intended to permit you to compare each Fund’s performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund’s “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund’s “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds’ past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

Sit U. S. Government Securities Fund	1 Year	5 Years	10 Years
Return Before Taxes	2.5%	4.3%	5.1%
Return After Taxes on Distributions	1.1%	2.7%	3.1%
Return After Taxes on Distributions and Sale of Fund Shares	1.3%	2.7%	3.1%
Lehman Intermediate Government Bond Index	1.7%	4.8%	5.5%

Sit Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	3.3%	4.3%	4.7%
Return After Taxes on Distributions	3.3%	4.3%	4.7%
Return After Taxes on Distributions and Sale of Fund Shares	3.4%	4.3%	4.7%
Lehman 5-Year Municipal Bond Index	1.0%	4.6%	4.8%

Sit Minnesota Tax-Free Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.4%	5.1%	4.9%
Return After Taxes on Distributions	4.4%	5.1%	4.9%
Return After Taxes on Distributions and Sale of Fund Shares	4.4%	5.0%	5.0%
Lehman 5-Year Municipal Bond Index	1.0%	4.6%	4.8%

Sit Florida Tax-Free Income Fund	1 Year	5 Years	Since Inception*
Return Before Taxes	3.2%	n/a	2.9%
Return After Taxes on Distributions	3.2%	n/a	2.9%
Return After Taxes on Distributions and Sale of Fund Shares	3.2%	n/a	2.9%
Lehman 5-Year Municipal Bond Index	1.0%	n/a	1.8%

*Inception date 12/31/03.

Sit Money Market Fund
One Year Ended March 31, 2006

Michael C. Brilley, Senior Portfolio Manager Mark H. Book, CFA, Portfolio Manager

          The Sit Money Market Fund returned +3.28% for the twelve months ended March 31, 2006 compared to +3.76% for the 3-month U.S. Treasury bill. As of March 31st, the Fund’s 7-day compound yield was 4.22% and its average maturity was 20 days.
          As expected, on March 28th, the Federal Reserve increased the targeted federal funds rate by 25 basis points for the fifteenth time in the current tightening cycle, to a level of 4.75%. The accompanying policy statement showed that the Fed continues to hold its stance that, “some further policy firming may be needed.” The market currently expects a 25 basis point increase to the federal funds target rate at the May 10th meeting, and additional moves are possible. It is our belief that the Fed will stop raising rates once it is clear that the economy has begun to slow and inflation is contained. The current inflation-adjusted federal funds rate has now risen above the long-term average rate, signifying that the Fed is probably close to the end of its tightening cycle.
          The Fund has maintained its average maturity near the short end of its customary 20-40 day range as the 3-Month Treasury bill yield increased 184 basis points over the past twelve months. The Fund will maintain its rather short average maturity in anticipation of earning higher yields as the Fed continues raising short-term rates. We will not extend the maturity until it becomes more evident that the Fed has paused or completed its tightening cycle. Corporate credit quality remains strong, in general, and the Fund will continue to focus on issuers with top-tier credit quality.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Fund is to achieve maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in short-term debt instruments which mature in 397 days or less and by maintaining a dollar-weighted portfolio maturity of 90 days or less.
          An investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

PORTFOLIO SUMMARY

Net Asset Value 3/31/06:	$1.00 Per Share
3/31/05:	$1.00 Per Share

Total Net Assets:	$69.7 Million

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market Index

3 Month**	1.00%	1.13%	0.96%
6 Month**	1.88	2.12	n/a
1 Year	3.28	3.76	3.18
5 Years	1.77	2.14	1.75
10 Years	3.51	3.72	3.46
Inception	3.72	3.97	3.67
(11/1/93)

CUMULATIVE TOTAL RETURNS*

	Sit Money Market Fund	3-Month U.S. Treasury Bill	Lipper Money Market Index

1 Year	3.28%	3.76%	3.18%
5 Year	9.17	11.18	9.08
10 Year	41.15	44.07	40.58
Inception	57.40	62.15	56.52
(11/1/93)

*As of 3/31/06	**Not annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Money funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that a fund will maintain a $1 share value. Yield fluctuates. Past performance is not a guarantee of future results. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the 3-Month U.S. Treasury Bill. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

GROWTH OF $10,000

The sum of $10,000 invested at inception (11/1/93) and held until 3/31/06 would have grown to $15,740 in the Fund or $16,215 in the 3-Month U.S. Treasury Bill assuming reinvestment of all dividends and capital gains.

SIT MONEY MARKET MATURITY RANGES

Sit Money Market Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Commercial Paper (97.3%) (2)

Asset-Backed (18.0%)
	Daimler-Chrysler Auto Conduit:
1,350,000	4.64%, 4/10/2006	1,348,434
1,450,000	4.65%, 4/20/2006	1,446,441
3,400,000	FCAR Owner Trust Series I,
	4.67%, 5/2/2006	3,386,327
3,000,000	Mortgage Interest Networking Trust,
	4.76%, 4/12/2006	2,995,637
	New Center Asset Trust:
1,100,000	4.65%, 4/6/2006	1,099,290
2,300,000	4.60%, 4/21/2006	2,294,122

		12,570,251

Captive Auto Finance (4.9%)
3,400,000	Toyota Motor Credit Corp.,
	4.55%, 4/12/2006	3,395,273

Captive Equipment Finance (8.3%)
	Caterpillar Financial Services Corp.:
2,000,000	4.48%, 4/4/2006	1,999,253
823,000	4.75%, 4/11/2006	821,914
3,000,000	IBM Credit Corp.,
	4.70%, 4/26/2006	2,990,208

		5,811,375

Communications (4.9%)
3,400,000	Bellsouth Corp.,
	4.50%, 4/3/2006	3,399,150

Consumer Durables (4.9%)
	American Honda Finance:
1,000,000	4.51%, 4/10/2006	998,873
600,000	4.53%, 4/10/2006	599,321
1,800,000	4.51%, 4/11/2006	1,797,745

		3,395,939

Consumer Loan Finance (8.6%)
3,000,000	American Express Credit Corp.,
	4.75%, 5/30/2006	2,976,646
3,000,000	American General Financial Corp.,
	4.58%, 4/19/2006	2,993,130

		5,969,776

Consumer Non-Durables (9.2%)
3,400,000	Coca Cola Company,
	4.50%, 4/18/2006	3,392,775
	Coca Cola Enterprises:
2,000,000	4.73%, 4/7/2006 (5)	1,998,423
1,000,000	4.73%, 4/21/2006 (5)	997,372

		6,388,570

Quantity ($)	Name of Issuer	Market Value ($)(1)

Diversified Finance (13.6%)
3,400,000	CIT Group Holdings,
	4.54%, 4/5/2006	3,398,285
2,700,000	GE Capital Corp.,
	4.62%, 4/28/2006	2,690,644
3,400,000	GE Capital Services,
	4.59%, 4/24/2006	3,390,030

		9,478,959

Energy (4.3%)
3,000,000	Chevron Texaco Funding Corp.,
	4.47%, 4/17/2006	2,994,040

Financial Services (12.9%)
2,600,000	Citigroup, Inc.,
	4.60%, 4/20/2006	2,593,688
3,400,000	Deutche Bank Financial,
	4.63%, 5/1/2006	3,386,882
	UBS Finance Corp.:
614,000	4.74%, 4/13/2006	613,030
2,400,000	4.76%, 4/28/2006	2,391,432

		8,985,032

Insurance (4.8%)
	American International Group:
400,000	4.50%, 4/7/2006	399,700
3,000,000	4.72%, 5/16/2006	2,982,300

		3,382,000

Retail Trade (2.9%)
2,000,000	Wal-Mart Stores Inc.,
	4.69%, 4/4/2006	1,999,218

Total Commercial Paper		67,769,583

(cost: $67,769,583)

U.S. Government Securities (3.2%) (2)
2,209,000	FHLB Discount Note, 4.55%, 4/7/06	2,207,325

(cost: $2,207,325)

Total investments in securities
(cost: $69,976,908) (6)		$69,976,908

10	See accompanying notes to portfolios of investments on page 58.

This page has been left blank intentionally.

Sit U.S. Government Securities Fund
One Year Ended March 31, 2006

Senior Portfolio Managers, Michael C. Brilley and Bryce A. Doty, CFA Portfolio Manager, Mark H. Book, CFA

          The Sit U.S. Government Securities Fund returned +2.45% during the fiscal year ending March 31, 2006, compared to the return of the Lehman Intermediate Government Bond Index of +2.07%. The Fund’s 30-day SEC yield was 4.95% and its 12-month distribution rate was 4.04%.
          The return for the Fund was most positively influenced by its holdings in mortgage pass-throughs and collateralized mortgage obligations, which provided price stability relative to short-term government bonds, as well as a high level of income. Investments in U.S. Treasury obligations detracted from performance, as that sector in general underperformed the other sectors of the bond market.
          Over the last twelve months, the Federal Reserve continued to increase its target short-term lending rate at a consistent and measured pace, due to signs of inflation throughout the economy, to a level of 4.75% on March 28, 2006. We expect short-term borrowing rates will reach between 5% and 5.5% this summer, at which time we expect investors to reduce their expectations for long-term inflation. We expect the high levels of income produced by the Fund’s high coupon mortgage securities will continue to provide a yield advantage as well as continued price stability as interest rates rise, which has consistently been the case since the Fund’s inception. Typically, the Fed will end its cycle of increasing its targeted short-term borrowing rate in response to signs of slowing economic growth. At that time, we expect to increase the Fund’s allocation to shorter maturity U.S. Treasury securities, as investors typically seek out the safety of Treasury investments during periods of potential economic weakness.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issues, guaranteed or insured by the U.S. government or its agencies or its instrumentalities.
          Agency mortgage securities and U.S. Treasury securities will be the principal holdings in the Fund. The mortgage securities that the Fund will purchase consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Asociation (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

PORTFOLIO SUMMARY

Net Asset Value 3/31/06:	$10.45 Per Share
3/31/05:	$10.62 Per Share
Total Net Assets:	$234.4 Million
30-day SEC Yield:	4.95%
12-Month Distribution Rate:	4.04%
Average Maturity:	22.8 Years
Effective Duration:	3.0 Years(1)

(1) Effective duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1.0%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Effective duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit U.S. Gov’t. Securities Fund	Lehman Inter. Gov’t. Bond Index	Lipper U.S. Gov’t. Fund Index

3 Month**	0.09%	-0.30%	-0.81%
6 Month**	0.64	0.29	n/a
1 Year	2.45	2.07	1.91
5 Year	3.72	4.14	4.15
10 Year	5.09	5.54	5.34
Inception	6.66	6.82	6.40
(6/2/87)
CUMULATIVE TOTAL RETURNS*

	Sit U.S. Gov’t. Securities Fund	Lehman Inter. Gov’t. Bond Index	Lipper U.S. Gov’t. Fund Index

1 Year	2.45%	2.07%	1.91%
5 Year	20.06	22.46	22.53
10 Year	64.26	71.45	68.22
Inception	236.99	246.71	221.65
(6/2/87)
*As of 3/31/06.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman Intermediate Government Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

GROWTH OF $10,000

The sum of $10,000 invested at inception (6/2/87) and held until 3/31/06 would have grown to $33,699 in the Fund or $34,671 in the Lehman Intermediate Government Bond Index assuming reinvestment of all dividends and capital gains.

ESTIMATED AVERAGE LIFE PROFILE

Sit U.S. Government Securities Fund
March 31, 2006

Portfolio of Investments

Mortgage Pass-Through Securities (66.7%) (2) Federal Home Loan Mortgage Corporation (17.3%):

Par ($)	Coupon	Maturity	Market Value ($)(1)

2,030,233	3.08%	5/1/2034	1,992,857
57,813	5.50%	8/1/2017	57,971
279,798	6.38%	12/1/2026	283,353
78,407	6.38%	8/1/2027	80,012
132,780	6.38%	12/1/2027	135,497
732,180	6.50%	8/1/2029	746,366
96,884	7.00%	6/1/2019	100,162
81,907	7.00%	1/1/2030	84,361
1,640,908	7.00%	10/1/2031	1,696,000
1,509,581	7.00%	11/1/2032	1,556,135
400,066	7.38%	12/17/2024	421,976
91,831	7.50%	10/1/2012	94,889
54,292	7.50%	2/1/2017	57,021
66,020	7.50%	4/1/2021	69,186
186,919	7.50%	1/1/2023	195,815
168,851	7.50%	8/1/2023	176,641
137,593	7.50%	5/1/2026	143,727
549,610	7.50%	1/1/2027	575,358
38,640	7.50%	2/1/2027	40,464
189,809	7.50%	4/1/2027	198,765
1,245,788	7.50%	7/1/2029	1,301,329
63,908	7.50%	1/1/2030	66,788
209,176	7.50%	3/1/2030	218,502
141,142	7.50%	9/1/2030	147,948
1,297,466	7.50%	1/1/2031	1,355,108
1,639,263	7.50%	10/1/2031	1,725,296
212,753	7.50%	2/1/2032	222,238
2,988,275	7.50%	4/1/2032	3,121,502
1,993,886	7.50%	7/1/2032	2,083,301
74,667	7.95%	10/1/2025	79,539
85,187	7.95%	10/1/2025	90,121
107,687	7.95%	11/1/2025	114,715
669,405	8.00%	12/1/2016	710,300
42,102	8.00%	5/1/2017	44,168
79,257	8.00%	1/1/2021	83,550
524,179	8.00%	12/1/2023	551,666
354,949	8.00%	9/15/2024	376,892
56,432	8.00%	12/1/2026	60,140
1,418,468	8.00%	10/17/2027	1,510,546
34,486	8.00%	7/1/2028	36,618
290,150	8.00%	6/1/2030	309,775
25,002	8.25%	12/1/2008	25,298
51,085	8.25%	12/1/2017	54,211
285,371	8.50%	1/1/2016	301,379
605,994	8.50%	5/1/2016	640,866
6,498	8.50%	1/1/2017	6,937
35,337	8.50%	2/1/2017	37,640

Par ($)	Coupon	Maturity	Market Value ($)(1)

29,441	8.50%	3/1/2017	31,430
80,042	8.50%	4/1/2017	85,034
81,383	8.50%	5/1/2017	86,881
27,840	8.50%	5/1/2017	29,721
104,876	8.50%	10/1/2019	112,528
40,557	8.50%	7/1/2021	43,516
172,906	8.50%	8/1/2023	184,603
21,035	8.50%	7/1/2024	22,626
91,690	8.50%	1/1/2025	98,581
127,477	8.50%	4/1/2025	137,057
38,211	8.50%	6/1/2025	41,082
42,322	8.50%	10/1/2026	45,584
541,124	8.50%	12/1/2029	581,790
347,221	8.50%	8/1/2030	373,747
11,279	8.50%	12/1/2030	12,149
658,467	8.50%	2/1/2031	707,951
45,713	8.50%	4/1/2031	49,206
17,401	8.50%	8/1/2031	18,730
29,965	8.75%	1/1/2017	31,547
13,663	9.00%	5/1/2009	14,004
6,070	9.00%	6/1/2009	6,598
22,234	9.00%	7/1/2009	22,917
21,434	9.00%	7/1/2009	21,969
1,829	9.00%	8/1/2009	1,885
69,200	9.00%	12/1/2009	70,927
13,689	9.00%	9/1/2010	13,934
16,447	9.00%	10/1/2013	17,585
157,564	9.00%	11/1/2015	169,734
11,547	9.00%	5/1/2016	12,442
282,494	9.00%	5/1/2016	304,313
96,593	9.00%	7/1/2016	104,080
80,601	9.00%	10/1/2016	85,758
21,431	9.00%	11/1/2016	23,092
3,467	9.00%	1/1/2017	3,736
15,158	9.00%	1/1/2017	16,213
45,582	9.00%	2/1/2017	47,159
167,735	9.00%	2/1/2017	180,736
52,734	9.00%	4/1/2017	53,018
786,094	9.00%	4/1/2017	845,373
29,117	9.00%	6/1/2017	31,143
35,130	9.00%	6/1/2017	37,953
7,653	9.00%	9/1/2017	8,268
90,687	9.00%	10/1/2017	97,973
56,145	9.00%	6/1/2018	60,030
257,327	9.00%	6/1/2019	276,732
169,070	9.00%	6/1/2019	181,819
95,076	9.00%	10/1/2019	103,150
85,464	9.00%	10/1/2019	92,723
325,364	9.00%	10/1/2019	351,506

Par ($)	Coupon	Maturity	Market Value ($)(1)

385,305	9.00%	6/1/2021	404,469
26,041	9.00%	7/1/2021	28,367
46,879	9.00%	10/1/2021	49,062
238,861	9.00%	11/1/2025	260,973
4,541,819	9.00%	5/1/2031	4,947,347
7,330	9.25%	7/1/2008	7,562
19,489	9.25%	8/1/2008	20,105
10,795	9.25%	8/1/2009	11,038
50,614	9.25%	7/1/2010	50,914
21,676	9.25%	3/1/2011	22,090
40,901	9.25%	6/1/2016	44,378
20,020	9.25%	3/1/2017	21,722
325,416	9.25%	2/1/2018	344,918
13,221	9.25%	1/1/2019	13,473
90,496	9.25%	3/1/2019	96,527
144,925	9.25%	3/1/2019	151,479
28,080	9.50%	10/1/2008	29,039
50,900	9.50%	2/1/2010	52,542
13,233	9.50%	5/1/2010	13,910
16,471	9.50%	6/1/2010	17,002
7,588	9.50%	1/1/2011	8,077
15,481	9.50%	6/1/2016	16,894
8,001	9.50%	7/1/2016	8,731
41,399	9.50%	10/1/2016	45,177
74,980	9.50%	6/1/2017	82,072
48,292	9.50%	4/1/2018	52,998
11,206	9.50%	10/1/2018	12,266
357,147	9.50%	6/17/2019	387,972
1,381,308	9.50%	12/17/2021	1,505,973
29,478	9.75%	12/1/2008	30,562
9,377	9.75%	12/1/2008	9,722
39,643	9.75%	11/1/2009	41,101
13,654	9.75%	6/1/2011	14,156
234,085	9.75%	12/1/2016	249,975
42,616	9.75%	6/1/2017	46,332
246,421	9.75%	12/1/2017	266,707
14,930	9.85%	5/1/2016	16,227
48,578	10.00%	11/1/2010	50,486
52,832	10.00%	11/1/2011	58,065
202,049	10.00%	9/1/2020	221,808
17,643	10.25%	6/1/2010	18,631
34,945	10.25%	2/1/2017	36,903
55,761	10.29%	9/1/2016	59,407
59,569	10.50%	10/1/2013	64,662
102,307	10.50%	5/1/2014	108,375
27,815	10.50%	9/1/2015	30,490
23,501	10.50%	1/1/2019	26,052
407,995	10.50%	6/1/2019	448,372
868	10.50%	7/1/2020	962

Par ($)	Coupon	Maturity	Market Value ($)(1)

8,431	11.00%	12/1/2011	9,173
40,385	11.00%	6/1/2015	43,870
30,673	11.00%	2/1/2016	33,449
17,474	11.00%	5/1/2019	18,811
23,187	11.00%	7/1/2019	25,497
10,449	11.25%	10/1/2009	11,150
35,320	11.25%	8/1/2011	38,247
22,370	13.00%	5/1/2017	24,784

			40,644,515

Federal National Mortgage Association (34.4%):
1,899,742	4.03%	4/1/2033	1,859,921
3,988,176	5.00%	11/1/2010	3,945,335
77,934	5.76%	3/1/2033	77,201
765,188	6.00%	9/1/2017	777,536
30,161	6.49%	3/1/2019	29,660
90,610	6.49%	2/1/2032	92,611
73,511	6.49%	4/1/2032	75,134
62,250	6.91%	11/1/2026	64,394
192,882	6.91%	8/1/2027	199,526
495,244	6.95%	8/1/2021	501,009
20,751	7.00%	2/1/2017	21,449
231,716	7.00%	7/1/2026	238,643
110,521	7.00%	3/1/2027	114,067
24,691	7.00%	4/1/2027	25,706
429,129	7.00%	5/1/2028	441,959
802,115	7.00%	1/1/2029	826,095
33,286	7.00%	10/1/2029	34,330
2,365,967	7.00%	11/1/2029	2,440,163
315,116	7.00%	5/1/2031	324,870
63,230	7.00%	9/1/2031	65,193
449,318	7.00%	2/1/2032	462,750
79,476	7.00%	5/1/2032	81,873
423,128	7.00%	6/1/2032	438,586
1,673,477	7.00%	6/1/2032	1,723,942
59,023	7.00%	7/1/2032	60,803
116,415	7.00%	7/1/2032	119,925
632,677	7.00%	9/1/2032	651,755
254,304	7.00%	10/1/2032	262,176
326,860	7.00%	11/1/2032	336,632
489,292	7.00%	11/1/2032	503,920
679,199	7.00%	4/1/2034	699,505
1,341,585	7.45%	6/1/2016	1,462,454
492,471	7.50%	11/1/2012	492,654
658,830	7.50%	3/1/2016	690,482
1,013,198	7.50%	6/1/2022	1,061,630
1,566,026	7.50%	10/1/2022	1,635,844
18,754	7.50%	7/1/2023	19,580
123,973	7.50%	7/1/2023	129,361

See accompanying notes to portfolios of investments on page 58.	15

Sit U.S. Government Securities Fund
March 31, 2006

Portfolio of Investments

Par ($)	Coupon	Maturity	Market Value ($)(1)

433,225	7.50%	9/1/2023	452,539
1,136,675	7.50%	5/1/2024	1,187,351
425,384	7.50%	6/1/2025	443,598
4,046	7.50%	3/1/2027	4,231
16,456	7.50%	9/1/2027	17,359
958,861	7.50%	5/1/2029	1,001,610
65,429	7.50%	11/1/2029	68,343
31,584	7.50%	1/1/2030	33,013
970,001	7.50%	1/1/2031	1,014,574
295,773	7.50%	1/1/2031	308,960
40,929	7.50%	6/1/2031	42,781
235,293	7.50%	3/1/2032	245,806
584,002	7.50%	6/1/2032	612,741
721,014	7.50%	12/1/2034	753,159
1,151,305	7.87%	12/15/2025	1,217,583
45,455	8.00%	8/1/2009	46,576
272,264	8.00%	4/1/2016	289,262
597,903	8.00%	7/1/2021	637,296
158,717	8.00%	1/1/2022	168,213
115,437	8.00%	5/1/2023	122,107
78,451	8.00%	9/1/2023	83,190
429,111	8.00%	9/1/2027	456,999
711,219	8.00%	5/1/2029	757,152
457,391	8.00%	2/1/2031	486,931
625,328	8.00%	12/1/2031	665,714
1,024,260	8.00%	9/1/2032	1,090,200
189,333	8.00%	8/1/2034	201,561
53,005	8.25%	4/1/2022	55,530
802,266	8.29%	7/20/2030	860,671
715,087	8.33%	7/15/2020	781,525
346,699	8.38%	7/20/2028	371,738
3,464,221	8.45%	5/31/2035	3,704,830
1,077	8.50%	8/1/2006	1,084
61,911	8.50%	11/1/2010	63,846
348,749	8.50%	9/1/2013	351,002
669,418	8.50%	2/1/2016	706,032
132,467	8.50%	6/1/2017	133,446
33,989	8.50%	9/1/2017	35,773
136,636	8.50%	8/1/2018	146,663
90,360	8.50%	9/1/2021	95,461
65,560	8.50%	7/1/2022	70,696
19,149	8.50%	5/1/2024	20,688
220,856	8.50%	7/1/2026	237,120
1,052,685	8.50%	11/1/2026	1,130,153
557,085	8.50%	11/1/2028	598,457
977,317	8.50%	12/1/2028	1,049,238
275,475	8.50%	1/1/2030	295,188
64,928	8.50%	11/1/2030	69,490
18,483	8.50%	1/1/2031	19,796

Par ($)	Coupon	Maturity	Market Value ($)(1)

392,402	8.52%	9/15/2030	419,593
138,066	8.87%	12/15/2025	151,589
106,412	9.00%	1/1/2009	109,802
20,486	9.00%	5/1/2009	21,059
42,069	9.00%	5/1/2009	42,930
35,447	9.00%	5/1/2009	36,439
60,462	9.00%	3/1/2011	62,970
31,718	9.00%	9/1/2017	34,144
41,557	9.00%	2/1/2018	44,735
23,648	9.00%	10/1/2019	25,312
60,808	9.00%	12/15/2019	64,981
298,456	9.00%	6/15/2025	325,690
67,643	9.00%	5/1/2030	73,800
29,741	9.00%	7/1/2031	32,224
9,078,599	9.00%	3/1/2032	9,945,322
46,068	9.25%	10/1/2009	47,526
25,930	9.25%	7/1/2010	26,996
2,685	9.25%	4/1/2012	2,736
55,261	9.25%	10/1/2016	59,868
63,022	9.25%	12/1/2016	68,276
137,377	9.25%	2/1/2017	148,352
5,027	9.25%	3/1/2017	5,446
262,886	9.34%	8/20/2027	296,808
55,278	9.50%	12/1/2009	57,737
46,273	9.50%	11/1/2018	51,011
48,722	9.50%	5/1/2019	53,833
74,116	9.50%	10/1/2019	80,870
931,244	9.50%	3/1/2020	1,036,009
89,546	9.50%	6/1/2020	98,714
1,131,157	9.50%	7/1/2020	1,242,043
129,258	9.50%	9/1/2020	141,289
168,413	9.50%	10/15/2020	182,728
163,202	9.50%	12/15/2020	178,150
29,883	9.50%	12/15/2020	32,491
51,405	9.50%	3/1/2021	56,515
43,449	9.50%	4/15/2021	47,596
504,265	9.50%	11/1/2025	556,489
376,779	9.50%	5/1/2027	417,204
6,167,245	9.50%	8/1/2031	6,772,406
1,487,662	9.55%	8/20/2025	1,617,772
144,184	9.75%	1/15/2013	155,055
120,837	9.75%	1/1/2021	131,963
278,579	9.75%	10/1/2021	306,654
304,134	9.75%	4/1/2025	334,785
58,994	10.00%	5/1/2011	61,930
107,474	10.00%	7/1/2013	114,696
620,162	10.00%	2/1/2015	671,567
824,608	10.00%	3/1/2015	907,453
72,851	10.00%	11/1/2016	79,106

Par ($)	Coupon	Maturity	Market Value ($)(1)

44,119	10.00%	9/1/2019	48,293
16,506	10.00%	11/1/2020	18,220
36,492	10.00%	1/1/2021	40,357
118,801	10.00%	1/1/2024	130,253
534,212	10.00%	2/1/2028	588,812
3,726,449	10.00%	6/1/2030	4,079,045
316,935	10.18%	7/1/2020	345,321
302,128	10.25%	8/15/2013	326,402
44,158	10.50%	5/1/2015	46,850
249,248	10.50%	1/1/2016	276,380
74,952	10.50%	12/1/2017	83,098
138,814	10.50%	4/1/2022	150,522
14,996	10.75%	11/1/2010	15,665
5,137	11.00%	4/1/2014	5,622
32,463	11.00%	8/1/2015	34,577
20,080	11.00%	4/1/2017	21,528
405,543	11.27%	8/15/2020	450,597
266,252	11.75%	10/20/2022	298,289

			80,588,445

Government National Mortgage Association (15.0%) (3):
422,314	5.50%	9/15/2025	420,183
111,787	5.76%	3/20/2033	111,696
241,130	5.76%	3/20/2033	240,932
83,457	5.76%	3/20/2033	83,389
116,870	5.76%	5/20/2033	116,775
444,256	5.76%	5/20/2033	443,892
109,075	5.76%	6/20/2033	108,986
95,463	5.76%	6/20/2033	95,385
73,493	6.00%	9/15/2018	74,299
83,617	6.05%	3/20/2033	84,354
319,186	6.25%	5/15/2013	326,460
352,333	6.25%	12/15/2023	363,581
262,669	6.25%	1/15/2024	271,179
233,763	6.38%	12/15/2027	241,451
304,198	6.38%	4/15/2028	314,350
164,250	6.49%	9/20/2031	168,533
256,435	6.49%	11/20/2031	263,123
49,511	6.49%	12/20/2031	50,803
261,346	6.49%	4/20/2032	268,130
55,892	6.49%	6/20/2032	57,343
75,447	6.49%	6/20/2032	77,405
89,241	6.49%	12/20/2032	91,557
2,234,363	6.50%	5/15/2023	2,316,196
40,233	6.57%	9/20/2032	41,073
115,973	6.57%	11/20/2032	118,394
84,420	6.57%	12/20/2032	86,183
66,844	6.57%	1/20/2033	68,225
84,982	6.57%	3/20/2033	86,737

Par ($)	Coupon	Maturity	Market Value ($)(1)

95,652	6.75%	9/15/2015	98,990
419,244	6.75%	8/15/2028	433,962
134,860	6.75%	6/15/2029	139,579
225,744	6.75%	6/15/2029	233,643
610,903	6.91%	7/20/2026	630,849
37,138	7.00%	9/20/2016	38,182
506,886	7.00%	2/15/2028	528,460
84,434	7.00%	4/20/2028	87,360
1,146,453	7.00%	7/15/2029	1,195,850
1,214,853	7.00%	10/15/2032	1,266,805
778,555	7.00%	11/15/2032	811,895
28,618	7.05%	2/15/2023	29,763
136,658	7.05%	9/20/2026	140,883
82,503	7.05%	11/20/2026	85,053
72,956	7.05%	1/20/2027	75,160
194,541	7.05%	4/20/2027	200,418
40,985	7.25%	8/15/2010	42,247
208,683	7.25%	5/15/2029	217,553
66,928	7.27%	7/20/2022	69,417
62,257	7.38%	1/15/2029	65,115
458,197	7.38%	3/15/2031	457,014
5,257	7.50%	3/15/2007	5,319
124,745	7.50%	5/15/2016	131,537
764,547	7.50%	2/15/2027	803,396
71,780	7.55%	7/20/2022	75,401
108,620	7.55%	10/20/2022	114,101
96,150	7.63%	10/15/2029	101,787
104,736	7.65%	10/20/2021	110,224
90,781	7.65%	7/20/2022	95,627
189,517	7.75%	6/15/2020	200,719
195,955	7.75%	7/15/2020	207,538
291,082	7.75%	8/15/2020	308,288
149,692	7.75%	8/15/2020	158,540
109,983	7.75%	11/15/2020	116,484
554,331	7.75%	10/15/2022	593,586
45,821	7.90%	1/20/2021	48,555
36,607	7.90%	1/20/2021	38,791
30,544	7.90%	4/20/2021	32,366
185,380	7.95%	2/15/2020	197,396
65,212	7.95%	5/20/2025	69,445
124,100	7.95%	7/20/2025	132,156
49,665	7.95%	8/20/2025	52,889
171,669	7.95%	9/20/2025	182,813
28,336	7.95%	10/20/2025	30,175
48,333	7.95%	10/20/2025	51,471
78,627	7.95%	10/20/2025	83,731
114,865	7.95%	1/20/2026	122,403
87,975	7.95%	1/20/2026	93,747
123,611	7.95%	4/20/2026	131,722

See accompanying notes to portfolios of investments on page 58.	17

Sit U.S. Government Securities Fund
March 31, 2006

Portfolio of Investments

Par ($)	Coupon	Maturity	Market Value ($)(1)

25,539	7.95%	6/20/2026	27,215
41,294	7.95%	9/20/2026	44,003
33,210	7.95%	9/20/2026	35,389
173,189	7.95%	11/20/2026	184,553
36,125	7.95%	12/20/2026	38,495
70,732	7.95%	2/20/2027	75,197
84,262	7.95%	3/20/2027	89,581
86,234	7.99%	2/20/2021	91,604
62,285	7.99%	4/20/2021	66,163
158,877	7.99%	7/20/2021	168,770
161,490	7.99%	9/20/2021	171,545
106,839	7.99%	10/20/2021	113,491
241,891	7.99%	1/20/2022	257,231
449,268	7.99%	6/20/2022	477,760
33,952	8.00%	10/15/2012	35,836
656,356	8.00%	10/15/2014	699,124
66,491	8.00%	5/15/2016	71,039
263,955	8.00%	6/15/2016	282,010
114,308	8.00%	9/15/2016	122,126
134,266	8.00%	11/20/2016	141,502
46,263	8.00%	7/20/2023	49,257
47,315	8.00%	12/20/2023	50,378
8,957	8.00%	2/20/2024	9,544
150,538	8.00%	2/20/2026	160,648
29,473	8.00%	12/20/2026	31,452
119,057	8.00%	9/15/2029	127,460
65,027	8.00%	1/20/2032	69,261
273,299	8.10%	5/20/2019	290,278
66,245	8.10%	6/20/2019	70,361
130,284	8.10%	7/20/2019	138,378
173,051	8.10%	9/20/2019	183,802
84,845	8.10%	9/20/2019	90,116
85,488	8.10%	10/20/2019	90,800
120,341	8.10%	1/20/2020	128,000
133,001	8.10%	7/20/2020	141,466
123,574	8.25%	12/15/2011	130,363
29,499	8.25%	1/15/2012	31,268
58,651	8.25%	8/15/2015	62,827
489,963	8.25%	4/15/2019	524,417
143,658	8.25%	2/15/2020	153,991
19,963	8.25%	4/15/2027	21,345
85,893	8.25%	6/15/2027	91,840
91,348	8.38%	10/15/2019	98,079
41,646	8.38%	11/15/2029	44,668
112,835	8.40%	2/15/2019	121,244
32,923	8.40%	4/15/2019	35,377
122,611	8.40%	6/15/2019	131,750
42,332	8.40%	9/15/2019	45,487
57,815	8.40%	9/15/2019	62,124

Par ($)	Coupon	Maturity	Market Value ($)(1)

57,543	8.40%	2/15/2020	61,929
41,141	8.50%	12/15/2011	43,588
141,857	8.50%	1/15/2012	151,079
70,302	8.50%	4/15/2015	75,740
32,032	8.50%	4/15/2015	34,509
210,011	8.50%	9/15/2016	226,894
104,659	8.50%	1/15/2017	113,348
93,605	8.50%	12/15/2021	101,036
127,201	8.50%	12/15/2021	137,461
18,339	8.50%	7/20/2022	19,769
114,070	8.50%	10/20/2022	122,970
58,303	8.50%	9/20/2024	62,984
96,203	8.50%	3/20/2025	104,016
278,510	8.50%	12/20/2026	298,654
26,741	8.50%	8/15/2030	28,797
39,837	8.50%	12/15/2030	42,901
57,657	8.60%	5/15/2018	61,398
95,736	8.60%	6/15/2018	101,950
72,574	8.63%	10/15/2018	77,214
368	8.75%	5/15/2006	370
3,632	8.75%	10/15/2006	3,658
5,928	8.75%	11/15/2006	5,970
2,667	8.75%	2/15/2007	2,760
906	8.75%	3/15/2007	937
35,374	8.75%	11/15/2009	37,290
38,275	8.75%	6/15/2011	40,880
195,135	8.75%	11/15/2011	208,416
36,703	8.75%	12/15/2011	39,201
96,677	8.75%	10/15/2030	104,500
1,768	9.00%	5/15/2006	1,782
2,097	9.00%	5/15/2006	2,113
11,129	9.00%	6/15/2006	11,217
8,782	9.00%	7/15/2006	8,851
2,426	9.00%	10/15/2006	2,445
11,212	9.00%	10/15/2006	11,300
2,810	9.00%	6/15/2007	2,912
18,952	9.00%	10/15/2007	19,643
7,546	9.00%	9/15/2008	7,764
19,421	9.00%	9/15/2008	19,982
10,113	9.00%	11/15/2008	10,405
17,992	9.00%	12/15/2008	18,511
2,296	9.00%	2/15/2009	2,384
11,622	9.00%	4/15/2009	12,069
9,769	9.00%	4/15/2009	10,239
4,099	9.00%	5/15/2009	4,257
17,786	9.00%	8/15/2009	18,642
15,816	9.00%	9/15/2009	16,577
8,715	9.00%	10/15/2009	9,051
24,005	9.00%	11/15/2009	25,385

Par ($)	Coupon	Maturity	Market Value ($)(1)

5,791	9.00%	12/15/2009	6,070
80,387	9.00%	7/15/2010	84,138
98,268	9.00%	5/15/2011	105,403
39,855	9.00%	5/15/2011	42,749
65,310	9.00%	6/15/2011	70,052
91,048	9.00%	7/15/2011	97,659
24,875	9.00%	8/15/2011	26,411
84,948	9.00%	8/15/2011	91,115
87,412	9.00%	9/15/2011	93,759
58,802	9.00%	9/15/2011	63,072
98,473	9.00%	9/15/2011	105,623
55,692	9.00%	10/15/2011	59,735
37,905	9.00%	1/15/2012	40,883
47,530	9.00%	5/20/2015	50,683
127,047	9.00%	7/15/2015	135,982
35,851	9.00%	8/15/2015	38,372
99,849	9.00%	12/20/2015	106,472
16,542	9.00%	5/20/2016	17,691
134,949	9.00%	1/15/2017	147,428
13,269	9.00%	3/20/2017	14,191
521,071	9.00%	6/15/2017	569,255
412,142	9.00%	7/15/2017	450,252
246,147	9.00%	8/20/2017	263,248
3,153	9.00%	7/20/2021	3,396
2,819	9.00%	10/20/2021	3,036
321,303	9.00%	11/15/2024	346,532
42,707	9.00%	7/20/2025	46,189
157,818	9.00%	4/15/2026	171,221
23,970	9.10%	5/15/2018	26,041
83,674	9.25%	11/15/2009	89,468
39,821	9.25%	1/15/2010	42,954
35,617	9.25%	4/15/2010	38,420
41,143	9.25%	11/15/2010	44,380
67,264	9.25%	11/15/2011	73,098
12,935	9.25%	4/15/2012	14,146
15,153	9.50%	9/15/2009	15,834
6,478	9.50%	10/15/2009	6,769
20,606	9.50%	10/15/2009	21,533
103,675	9.50%	10/15/2009	108,338
28,867	9.50%	11/15/2009	30,962
86,024	9.50%	1/15/2010	93,137
33,012	9.50%	2/15/2010	34,831
71,881	9.50%	4/15/2010	76,262
25,617	9.50%	8/15/2010	27,735
36,316	9.50%	11/15/2010	39,319
23,033	9.50%	1/15/2011	25,136
98,127	9.50%	3/15/2011	107,089
15,762	9.50%	3/20/2016	17,148
45,426	9.50%	11/20/2016	49,419

Par ($)	Coupon	Maturity	Market Value ($)(1)

3,476	9.50%	8/20/2017	3,792
5,299	9.50%	12/20/2017	5,781
7,500	9.50%	4/20/2018	8,200
1,845	9.50%	5/20/2018	2,018
60,829	9.50%	6/20/2018	66,511
32,021	9.50%	7/20/2018	35,012
24,216	9.50%	8/20/2018	26,478
120,379	9.50%	9/20/2018	131,624
44,782	9.50%	9/20/2018	48,965
12,911	9.50%	9/20/2018	14,117
45,579	9.50%	8/20/2019	49,941
4,812	9.50%	10/20/2019	5,273
59,901	9.75%	8/15/2009	64,365
48,943	9.75%	9/15/2009	52,590
146,622	9.75%	8/15/2010	158,853
33,806	9.75%	11/15/2010	36,626
175,155	9.75%	12/15/2010	189,766
96,901	9.75%	1/15/2011	105,829
151,130	9.75%	1/15/2011	165,054
25,494	9.75%	10/15/2012	28,034
14,437	9.75%	10/15/2012	15,876
15,565	9.75%	10/15/2012	17,116
33,899	9.75%	11/15/2012	37,277
17,937	9.75%	11/15/2012	19,724
36,984	9.75%	11/15/2012	40,669
27,675	9.75%	11/15/2012	30,433
30,687	10.00%	11/15/2008	32,671
1,626	10.00%	11/15/2009	1,713
80,637	10.00%	6/15/2010	87,687
5,057	10.00%	6/15/2010	5,499
10,094	10.00%	7/15/2010	10,976
23,331	10.00%	7/15/2010	25,370
12,115	10.00%	10/15/2010	13,174
59,190	10.00%	11/15/2010	64,364
3,820	10.00%	1/15/2011	4,189
33,116	10.00%	3/20/2016	36,285
18,577	10.00%	11/15/2017	20,424
32,840	10.00%	2/15/2019	36,099
24,331	10.00%	2/20/2019	26,648
34,018	10.00%	3/20/2019	37,258
23,175	10.00%	5/15/2019	25,476
29,796	10.00%	5/20/2019	32,634
266,611	10.00%	10/15/2019	299,612
42,505	10.00%	11/15/2019	46,724
7,821	10.00%	7/15/2020	8,606
32,498	10.00%	12/15/2020	35,761
109,962	10.00%	6/15/2021	121,108
11,845	10.00%	10/15/2030	13,102
32,838	10.25%	5/15/2009	35,065

See accompanying notes to portfolios of investments on page 58.	19

Sit U.S. Government Securities Fund
March 31, 2006

Portfolio of Investments

Par ($)	Coupon	Maturity	Market Value ($)(1)

24,910	10.25%	11/15/2011	27,088
29,220	10.25%	1/15/2012	31,956
1,978	10.25%	2/15/2012	2,163
30,624	10.25%	2/15/2012	33,492
17,273	10.25%	7/15/2012	18,890
32,966	10.50%	6/15/2009	35,312
6,771	10.50%	7/15/2010	7,336
10,014	10.50%	9/15/2015	11,020
13,066	10.50%	11/15/2015	14,379
19,753	10.50%	8/20/2017	21,747
51,105	10.50%	11/15/2018	56,561
53,393	10.50%	6/15/2019	59,173
269,943	10.50%	2/15/2020	298,490
239,219	10.50%	8/15/2021	268,670
3,517	10.75%	1/15/2010	3,808
1,510	10.75%	7/15/2011	1,642
60,861	11.00%	1/15/2010	65,366
37,432	11.00%	1/15/2010	40,203
71,176	11.00%	1/15/2010	76,444
32,726	11.00%	3/15/2010	35,149
10,446	11.00%	6/15/2010	11,219
25,772	11.00%	9/15/2010	27,679
35,788	11.25%	6/15/2010	39,090
5,102	11.25%	9/15/2010	5,572
43,072	11.25%	9/15/2010	47,047
7,445	11.25%	2/15/2011	8,163
19,853	11.25%	3/15/2011	21,766
10,516	11.25%	3/15/2011	11,530
44,621	11.25%	4/15/2011	48,923
10,551	11.25%	5/15/2011	11,568
12,936	11.25%	7/15/2011	14,184
7,194	11.25%	7/15/2011	7,888
33,039	11.25%	7/15/2011	36,224
30,303	11.25%	9/15/2011	33,224
13,872	11.25%	10/15/2011	15,210
2,293	11.25%	11/15/2011	2,514
115,120	11.50%	8/15/2018	125,839

			35,222,916

Total mortgage pass-through securities			156,455,876

(cost: $157,543,854)

Par ($)	Name of Issuer	Market Value ($)(1)

Taxable Municipal Securities (0.3%) (2)
222,000	Bernalillo Multifamily Rev. Series 1998A, 7.50%, 9/20/20	235,584
45,000	Cuyahoga County Multifamily Rev. Series 2000B, 7.00%, 1/20/08	45,860
75,000	Louisiana Comm. Dev. Auth Rev. Series 2002B, 5.25%, 12/20/07	74,510
400,000	Maplewood Multifamily Rev. Series 1998B, 6.75%, 7/20/15	390,000

Total taxable municipal securities		745,954

(cost: $742,000)

U.S. Treasury / Federal Agency Securities (4.0%) (2)
	Federal Home Loan Bank:
750,000	5.08%, 7/16/18	704,901
490,000	4.00%, 7/16/18	458,912
5,000,000	FNMA Strip, zero coupon, 4.88% effective yield, 11/15/30	1,346,850
	U.S. Treasury Strips, zero coupon,
22,900,000	4.80% effective yield, 5/15/30	6,910,716

Total U.S. Treasury / Federal Agency securities		9,421,379

(cost: $9,992,823)

Collateralized Mortgage Obligations (28.4%) (2) Federal Home Loan Mortgage Corp.:

Par ($)	Coupon	Maturity	Market Value ($)(1)

692,933	3.00%	2/15/2023	629,851
3,941,649	3.25%	4/15/2032	3,598,654
763,782	3.50%	5/15/2029	709,873
638,331	4.00%	11/15/2014	610,418
3,000,000	4.00%	5/31/2025	2,612,662
414,853	4.00%	12/15/2032	385,074
1,279,296	4.50%	5/15/2032	1,242,133
500,000	5.50%	7/15/2031	488,616
5,000,000	5.50%	3/15/2032	4,884,588
625,368	7.50%	6/15/2017	655,059
346,544	7.50%	9/15/2030	357,568
23,014	7.75%	3/18/2025	23,325
44,996	9.15%	10/15/2020	47,607
1,769,808	9.50%	2/15/2020	1,871,519

			18,116,947

Federal National Mortgage Association:

Par ($)	Coupon	Maturity	Maturity Value ($)(1)

3,853,675	3.50%	2/25/2033	3,491,208
986,489	3.50%	3/25/2033	922,652
445,299	3.50%	8/25/2033	394,719
1,994,797	3.50%	6/25/2035	1,910,775
1,115,763	3.75%	5/25/2033	1,009,629
1,100,000	4.00%	4/25/2030	1,041,776
1,489,189	4.00%	11/25/2032	1,412,448
425,446	4.00%	1/25/2033	382,094
1,863,648	4.00%	3/25/2033	1,724,365
1,745,276	4.00%	5/25/2033	1,662,764
271,888	5.00%	8/25/2022	266,991
1,700,000	5.00%	12/25/2031	1,608,583
109,451	6.85%	12/18/2027	112,174
127,780	7.00%	1/25/2021	128,871
621,751	7.00%	1/25/2022	632,796
57,510	7.70%	3/25/2023	60,042
343,283	8.00%	7/25/2022	351,128
100,000	8.00%	7/18/2027	110,715
549,928	8.00%	7/25/2044	571,516
129,390	8.20%	4/25/2025	132,857
49,082	8.50%	1/25/2021	52,038
69,918	8.50%	4/25/2021	72,011
362,274	8.50%	9/25/2021	383,279
124,240	8.50%	1/25/2025	130,077
92,718	8.75%	9/25/2020	96,337
226,063	8.95%	10/25/2020	241,792
679,537	9.00%	7/25/2019	724,037
420,838	9.00%	12/25/2019	449,479
142,841	9.00%	5/25/2020	150,246
85,371	9.00%	6/25/2020	90,237
205,473	9.00%	6/25/2020	216,344
35,201	9.00%	7/25/2020	37,763
171,093	9.00%	9/25/2020	183,130
128,150	9.00%	10/25/2020	137,056
266,633	9.00%	3/1/2024	286,823
1,557,092	9.00%	11/25/2028	1,714,050
202,632	9.25%	1/25/2020	217,979
194,546	9.50%	12/25/2018	210,399
398,683	9.50%	3/25/2020	432,495
87,366	9.50%	4/25/2020	92,549
245,178	9.50%	5/25/2020	264,494
319,991	9.50%	11/25/2020	345,476
101,775	9.50%	11/25/2031	107,519
465,889	9.60%	3/25/2020	504,925

			25,068,638

Par ($)	Coupon	Maturity	Market Value ($)(1)

Government National Mortgage Association:
730,034	4.00%	10/17/2029	686,639
2,532,095	7.00%	1/20/2032	2,669,020
509,667	8.00%	1/16/2030	529,225

			3,884,884

Vendee Mortgage Trust:
1,000,000	5.00%	8/15/2028	983,267
1,000,000	5.00%	7/15/2030	943,969
162,886	5.63%	2/15/2024	158,585
2,000,000	6.00%	4/15/2027	2,004,182
2,000,000	6.00%	2/15/2030	2,026,516
31,901	6.50%	10/15/2025	31,868
8,289,860	6.50%	12/15/2028	8,134,194
4,524,553	7.00%	9/15/2027	4,644,497
473,341	8.29%	12/15/2026	494,478

			19,421,556

Other:
97,345	5.00%	12/25/2033	92,803

Total collateralized mortgage obligations			66,584,828

(cost: $69,123,344)

Short-Term Securities (0.7%) (2)
1,535,854	Dreyfus Cash Mgmt. Fund, 4.38%		1,535,854

Total short-term securities			1,535,854

(cost: $1,535,854)

Total investments in securities (cost: $238,937,875) (6)			$234,743,891

See accompanying notes to portfolios of investments on page 58.	21

Sit Tax-Free Income Fund
One Year Ended March 31, 2006

Senior Portfolio Managers Michael C. Brilley w Debra A. Sit, CFA w Paul J. Jungquist, CFA

          The Sit Tax-Free Income Fund returned +3.35% for the fiscal year ended March 31, 2006, compared with a return of +2.14% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.35% and its 12-month distribution rate was 3.81% as of March 31, 2006.
          Over the past twelve months, the Federal Reserve increased the federal funds target rate by 0.25% on eight occasions for a total of 3.75% in fifteen consecutive moves since it began tightening monetary policy on June 30, 2004. The Federal Reserve’s tightening policy has caused a flattening of the municipal yield curve since long-term municipal bond yields have actually declined while short and intermediate municipal yields rose over the past twelve months as well as since the Federal Reserve began raising rates to remove accommodative policy.
          The Fund invests in five different market sectors that each account for more than 5% of its holdings. All of those sectors substantially outperformed the bench-mark, with returns at least 1% higher than the index. The Fund’s duration averaged about 3.3 years over the past twelve months and this relatively short duration was the primary factor in the Fund’s strong relative performance over the fiscal year.
          We believe that the Federal Reserve is nearing the end of its tightening cycle. We expect the Federal Reserve to tighten by one to three additional 0.25% increases, depending on the pace of economic growth and inflation over the coming twelve month period. We are forecasting a slowing of economic growth to about a +2.75% annual rate over the coming twelve months. We expect inflation to remain at about a+3.0% rate of increase which will be a continuing concern for Federal Reserve policy. Intermediate and longer term bond yields are expected to drift to modestly higher levels. We anticipate taking advantage of higher bond yields by extending the duration of the Fund by a year or more over the coming twelve months. That duration extension is expected to result in higher monthly income distributions by late 2006.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.
          Such municipal securities generate interest income that is exempt from both regular federal income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

PORTFOLIO SUMMARY

Net Asset Value 3/31/06:	$9.72 Per Share
3/31/05:	$9.77 Per Share
Total Net Assets:	$366.9 Million
30-day SEC Yield:	4.35%
Tax Equivalent Yield:	6.69%(1)
12-Month Distribution Rate:	3.81%
Average Maturity:	12.9 Years
Duration to Estimated Avg. Life:	3.1 Years(2)
Implied Duration:	3.3 Years(2)

(1)	For individuals in the 35.0% federal tax bracket.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*
	Sit		Lipper
	Tax-Free	Lehman	General
	Income	5-Year Muni.	Muni. Bond
	Fund	Bond Index	Fund Index

3 Month**	0.36%	0.02%	0.47%
6 Month**	1.21	0.32	n/a
1 Year	3.35	2.14	4.22
5 Year	3.94	4.04	4.85
10 Year	4.80	4.78	5.32
Inception	5.96	5.86	6.44
(9/29/88)

CUMULATIVE TOTAL RETURNS*
	Sit		Lipper
	Tax-Free	Lehman	General
	Income	5-Year Muni.	Muni. Bond
	Fund	Bond Index	Fund Index

1 Year	3.35%	2.14%	4.22%
5 Year	21.32	21.88	26.69
10 Year	59.80	59.58	67.93
Inception	175.60	171.16	198.48
(9/29/88)
*As of 3/31/06.			**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Muni. Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (9/29/88) and held until 3/31/06 would have grown to $27,560 in the Fund or $27,116 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (97.2%) (2)
Alabama (0.6%)
675,000	Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19	677,808
100,000	DCH Hlth. Care Auth. Fac. Rev. Series 1998 (MBIA insured), 4.875%, 6/01/13	102,140
200,000	Huntsville Hlth. Care Auth. Rev. Series 1997-A (MBIA insured), 5.00%, 6/1/17	204,818
750,000	Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997-C (Baptist Med. Ctr. Proj.), 5.375%, 9/1/22	778,853
550,000	Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991, 7.00%, 3/1/15	551,166

		2,314,785

Alaska (2.6%)
12,505,000	Alaska HFC Gen. Mtg. Rev. 1997 Series A, zero coupon, 6.15% effective yield on purchase date, 12/1/17	6,365,170
	Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
2,045,000	Series 2000, 6.20%, 6/1/22	2,129,090
1,175,000	Series 2001, 4.75%, 6/1/15	1,184,459

		9,678,719

Arizona (1.1%)
205,000	Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%, 1/1/10	206,132
500,000	Maricopa Co. Indl. Dev. Auth. Multifamily Hsg. Rev. Series 1996-B (Advantage PT, etc. Proj.), Escrowed to Maturity, 7.375%, 7/1/26	514,545
100,000	Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc. Co. Proj.), 6.30%, 12/1/26	104,077
700,000	Phoenix Street & Hwy. User Rev. Ref. Jr. Lien Series 1992, 6.25%, 7/1/11	701,309
	Pima Co. Indl. Dev. Auth. Educ. Rev.:
295,000	Series 2004I (AZ Charter Schools Proj.), 5.00%, 7/1/12	295,605
250,000	Series 2004A (Noah Webster Basic School Proj.), 5.25%, 12/15/16	251,715
210,000	Series 2005M (AZ Charter Schools Proj.), 5.70%, 7/1/23	212,318
565,000	Pinal Co. Indl. Dev. Auth. Correctional Fac. Rev. Series 2006-A (Florence West Prison Proj.) (ACA insured), 5.25%, 10/1/23	589,092
1,250,000	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Ref. Series 1993-C, 4.90%, 1/1/08	1,251,238

		4,126,031

Arkansas (1.1%)
1,000,000	Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A (Ambac insured), 4/75%, 6/1/24	1,008,410
37,440	Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Ref. Series 1993-A2 (FNMA backed), 7.90%, 8/1/11	37,831
755,000	Maumelle HDC First Lien Rev. Ref. 1992 Series A (Section 8), 7.875%, 7/1/09	756,351
	North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
555,000	5.00%, 7/1/06	556,554
300,000	5.00%, 7/1/07	303,861
490,000	5.00%, 7/1/08	500,202
1,000,000	White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14	1,023,520

		4,186,729

Quantity ($)	Name of Issuer	Market Value ($)(1)

California (9.5%)
160,000	ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs. Proj.), 4.10%, 11/15/07	159,616
250,000	Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08	251,715
500,000	Bay Area Govt. Assoc. Rapid Transit Rev. Series 2001-A (FTA Cap Grant Proj.), 4.875%, 6/15/09	500,510
120,000	Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14	121,778
250,000	Blythe Redev. Agy. Tax Allocation Ref. Series 1997 (Proj. No. 1), 5.80%, 5/1/28	261,297
200,000	Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus. District Redev. Proj.) (Ambac insured), 5.375%, 8/1/26	210,652
3,835,000	CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%, 6/1/19	3,860,848
925,000	CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003-A (Feather River Cmnty. District Proj.), 4.625%, 7/1/13	924,935
750,000	CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22	776,610
220,000	CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured), 5.375%, 12/1/27	225,436
	CA Educ. Facs. Auth. Rev.:
10,000	Series 1995-A (Pooled College & Univ. Proj.), 5.60%, 12/1/14	10,213
520,000	Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26	533,354
	CA G.O. Rev. Ref.:
770,000	Series 1993 (FSA insured), 5.125%, 10/1/17	775,498
60,000	Series 1996 (Ambac insured), 5.25%, 6/1/21	60,746
	CA Prerefunded G.O. Series 1996 (Ambac insured):
105,000	5.25%, 6/1/21	106,351
35,000	5.25%, 6/1/25	35,450
495,000	CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%, 12/1/28	531,704
500,000	CA Hlth. Facs. Fin. Auth. Rev. Series 1997-B (Cedars-Sinai Med. Ctr. Proj.), 5.125%, 8/1/27	517,330
	CA Hlth. Facs. Fin. Auth. Rev. Series 2001 (Casa Colina Proj.):
500,000	5.00%, 4/01/08	506,335
500,000	5.50%, 4/01/11	523,075
300,000	CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.), 5.25%, 12/1/13 (5)	300,336
	CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of Charity Hlth. Proj.):
500,000	5.00%, 7/1/06	501,655
500,000	5.00%, 7/1/07	506,800
530,000	5.25%, 7/1/11	556,193
400,000	Del Mar Race Track Auth. Rev. Series 2005, 4.00%, 8/15/06	400,464
2,250,000	East Side Unified High Sch. Dist. Santa Clara Co. G.O. Series 1999-E (FGIC insured), Escrowed to Maturity, 5.00%, 9/1/22	2,284,583
235,000	Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%, 8/1/23	236,471
	Golden State Tobacco Securitization Corp. Asset-Backed Rev. Series 2005-A:
1,015,000	5.00%, 6/1/16	1,016,857
3,000,000	5.00%, 6/1/19	3,081,060
1,250,000	Interest Appreciation Bonds, 6/1/22	1,014,625
750,000	Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19	767,730
400,000	Los Angeles Water & Power Rev. Series 2001-A-A3, 5.25%, 7/1/18	400,852
3,175,000	Northern CA Power Agy. Rev. Series 1987-A, 5.00%, 7/1/09	3,177,350
700,000	Northern CA Tobacco Securitization Auth. Asset-Backed Rev. Series 2005-A1, 4.75%, 6/1/23	687,064
500,000	Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24	523,120
1,000,000	Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16	1,026,530
2,750,000	San Bernardino Co. C.O.P. Series 1996 (Med. Ctr. Fin. Proj.) (MBIA insured), 5.00%, 8/1/28	2,817,595

See accompanying notes to portfolios of investments on page 58.	25

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

1,000,000	San Francisco City & Co. Airpts., Intl. Arpt. Rev. Ref. Series 2001-27B (FGIC insured), 5.125%, 5/1/31	1,032,240
500,000	Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured), 5.00%, 6/1/15	501,150
	Southern CA Tobacco Securitization Auth. Asset-Backed Senior Rev:
	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev. Series 2006:
315,000	4.50%, 3/1/11	312,798
385,000	4.875%, 3/1/16	383,190
1,900,000	Series 2001-B, 6.00%, 5/15/22	1,991,884
430,000	Series 2002-A, 5.25%, 6/1/27	437,804

		34,851,804

Colorado (2.2%)
565,000	Adonea Met. Dist. No. 2 Rev. Series 2005-B, 4.375%, 12/1/15	551,389
385,000	Aurora Golf Course Enterprise Sys. Rev. Ref. Series 2005, 4.00%, 12/1/08	383,472
250,000	Beacon Met. Dist. Rev. Series 2005-B, 4.375%, 12/1/15	246,172
225,000	Castle Rock Golf Enterprise Rev. Ref. Series 2005, 3.25%, 12/1/06	224,111
285,000	CO Educ. & Cultural Fac. Rev. Ref. Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.), 4.625%, 6/15/12	274,991
1,250,000	CO Hlth. Fac. Auth. Rev. Series 1995 (Covenant Retirement Cmty. Proj.), 6.75%, 12/1/15	1,277,075
	CO HFA Single Family Program Senior Series:
95,000	1996B-2, 7.45%, 11/1/27	95,727
65,000	1997B-3, 6.80%, 11/1/28	65,111
	CO Hlth. Fac. Auth. Rev.:
250,000	Series 1995 (Covenant Retirement Cmntys. Proj.), 6.20%, 12/1/07	255,402
320,000	Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11	329,027
1,000,000	Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10	1,085,190
1,000,000	Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27	1,060,340
250,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07	251,522
400,000	Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08	402,644
600,000	Denver Hsg. Corp. Multifamily Rev. Ref. Series 1997-A (Section 8), 5.35%, 10/1/12	611,502
255,000	Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07	252,802
435,000	E-470 Pub. Hwy. Auth. Rev. Senior Series 1997-A (MBIA insured), 5.00%, 9/1/26	444,426
	SBC Met. Dist. G.O. Ref. Series 2005 (ACA insured):
150,000	3.125%, 12/1/06	149,317
205,000	3.00%, 12/1/07	201,761
25,000	Thornton Single Family Mtg. Rev. Ref. Series 1992-A, 8.05%, 8/1/09	25,017

		8,186,998

Connecticut (0.7%)
600,000	Connecticut Hlth. & Educ. Fac. Auth. Rev. Series 1996-H (Yale-New Haven Hosp. Proj.) (MBIA insured), 5.50%, 7/01/12	614,352
	Mashantucket Western Pequot Tribe Subordinated Special Rev.:
100,000	Series 1997-B, 5.75%, 9/1/18	103,473
1,850,000	Series 1999-B, zero coupon, 5.05% effective yield on purchase date, 9/1/09	1,578,106
500,000	Series 1999-B, zero coupon, 5.12% effective yield on purchase date, 9/1/26	286,820

		2,582,751

Delaware (0.1%)
250,000	DE Hlth. Fac. Auh. Rev. Series 2005-A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/07	253,340

District of Columbia (0.4%)
1,500,000	DC Rev. Series 1996 (Carnegie Endowment Proj.), 5.75%, 11/15/26	1,533,255

Quantity ($)	Name of Issuer	Market Value ($)(1)

Florida (5.6%)
500,000	Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.), 4.50%, 7/1/15	502,225
600,000	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	575,310
800,000	Charlotte Co. Utility Rev. Ref. Series 1996-A (FGIC insured), 5.625%, 10/01/16	823,712
575,000	Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%, 8/15/15	595,654
385,000	Dade Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 1993-A (Baptist Hosp. Miami Proj.) (MBIA insured), 5.25%, 5/15/21	385,400
500,000	Dade Co. School Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/15	510,265
	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. & Manor Proj.):
200,000	5.00%, 10/01/08	203,864
470,000	5.125%, 10/1/19	478,399
500,000	FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11	512,740
750,000	FL HFC Hsg. Rev. Hsg. Series 2000-D-1 (Augustine Club Apts. Proj.)(MBIA insured), 5.75%, 10/1/30	784,275
500,000	FL Brd. Educ. Cap. Outlay G.O. Series 1998-A (Pub. Educ. Proj.) (FSA insured), 5.20%, 6/1/23	518,160
1,950,000	FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33	2,010,977
	Highlands Co. Hlth. Fac. Auth. Hosp. Rev.:
500,000	Series 2005-I (Adventist Hlth. Proj.), 5.00%, 11/15/29	513,670
425,000	Ref. Series 2005-B (Adventist Hlth. Proj.), 5.00%, 11/15/30	429,182
	Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-A (Tampa Gen. Hosp. Proj.):
1,850,000	5.00%, 10/1/08	1,898,119
500,000	5.25%, 10/1/24	523,000
350,000	Lakeland Hosp. Sys. Rev. Ref. Series 1997 (Lakeland Regl. Med. Center Proj.) (MBIA insured), 5.00%, 11/15/22	356,331
545,000	Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999-A (ShellPoint Village Proj.), 5.50%, 11/15/08	556,832
405,000	Martin Co. Hlth. Fac. Auth. Hosp. Rev. Ref. Series 2002-B (Martin Memorial Med. Ctr. Proj.),
	4.875%, 11/15/12	409,986
585,000	Marion Co. Hosp. Dist. Rev. Ref. Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%, 10/1/10	612,542
680,000	Miami Beach Water & Sewer Rev. Series 1995 (FSA insured), 5.375%, 9/1/15	694,511
400,000	Miami - Dade Co. Spl. Oblig. Rev. Series 1997-B, zero coupon, 4.79% effective yield on purchase date, 10/1/35	350,188
	North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured):
100,000	Prerefunded Series, 5.375%, 1/15/24	102,364
160,000	Unrefunded Balance Series, 5.375%, 1/15/24	163,382
1,000,000	Orange Co. Hlth. Fac. Auth. Rev. Series 2006-B (Orlando Regl. Hlth. Care Proj.), 5.125%, 11/15/39	1,019,970
	Palm Beach Co. Hlth. Fac. Auth. Rev. Ref.:
125,000	Series 1996 (Retirement Cmnty. Proj.), 5.625%, 11/15/20	128,262
200,000	Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12	206,540
25,000	Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon, 5.45% effective yield on purchase date (MBIA insured), 3/1/07	23,728
3,105,000	Port Everglades Auth. Rev. Ref. Series 1989-A (FSA insured), 5.00%, 9/1/16	3,106,273
	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc.):
285,000	4.25%, 10/1/08	284,544
700,000	5.50%, 10/1/13	738,444
500,000	South Miami Hlth. Fac. Auth. Hosp. Rev. Series 2003 (Baptist Hlth. So. FL Grp. Proj.), 5.20%, 11/15/28	515,850

		20,534,699

See accompanying notes to portfolios of investments on page 58.	27

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Georgia (0.4%)
500,000	Atlanta Dev. Auth. Rev. Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31	502,780
	Private Colleges & Univ. Auth. Rev. Ref. Series 1999-A (Mercer Univ. Proj.):
300,000	4.45%, 10/1/07	301,512
750,000	5.25%, 10/1/14	769,178

		1,573,470

Illinois (12.9%)
475,000	Blue Island Tax Increment G.O. Ref. Series 1997 (MBIA insured), 5.10%, 12/15/12	485,455
	Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
750,000	4.90%, 7/1/06	751,882
1,410,000	5.00%, 7/1/07	1,427,978
1,085,000	5.05%, 7/1/08	1,108,273
2,030,000	5.10%, 7/1/09	2,088,566
805,000	Series 2000-B, 4.75%, 3/1/30	822,404
	Chicago Brd. Educ. G.O. Series 1997-A (Chicago School Reform Proj.):
500,000	5.25%, 12/1/22	520,885
750,000	5.25%, 12/1/30	780,128
2,670,000	Chicago G.O. Series 1996-B (FGIC insured), Unrefunded, 5.125%, 1/1/25	2,719,662
55,000	Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Ref. Series 1992-A (FHA insured) (Section 8), 6.85%, 7/1/22	55,327
700,000	Hodgkinds Tax Increment Rev. Ref. Senior Series 2005, 5.00%, 1/1/07	705,803
435,000	IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12	436,910
	IL DFA Pollution Ctrl. Rev. Ref.:
300,000	Series 1993-C2 (Central IL Public Svc. Co. Proj.), 5.70%, 8/15/26	300,408
2,500,000	Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14	2,535,525
2,750,000	Series 1993-C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26	2,816,688
	IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
1,740,000	Series 1997-A, 5.80%, 7/1/08	1,773,617
2,635,000	Series 1997-A, 6.05%, 7/1/19	2,705,038
300,000	Series 1997-A, 5.90%, 7/1/09	306,297
4,765,000	Series 1997-A, 6.00%, 7/1/15	4,879,503
1,240,000	Series 1997-C, 5.65%, 7/1/19	1,277,014
845,000	Series 1998-A, 5.50%, 7/1/12	867,088
250,000	Series 1998-A, 5.70%, 7/1/19	257,727
75,000	Series 2002-A (Cmnty. Rehab. Providers Fac. Proj.), 5.70%, 7/1/12	76,711
5,000	IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23	5,040
500,000	IL Fin. Auth. Multifamily Rev. Series 2005-A (Senior Living-Bethel Terrace Apt. Proj.) (Section 8), 4.75%, 9/1/15	486,295
	IL Hlth. Fac. Auth. Rev.:
500,000	Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25	502,550
1,100,000	Ref. Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%, 10/1/11	1,152,701
2,595,000	Ref. Series 1993-A (Edward Hosp. Proj.), 6.00%, 2/15/19	2,630,759
55,000	Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16	57,556
350,000	Ref. Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16	358,914
125,000	Series 1997-A (Edward Oblig Group Proj.) (Ambac insured), 5.25%, 2/15/27	128,896
360,000	Ref. Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15	366,682
970,000	Ref. Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08	982,717
500,000	Series 2000 (IA Health System Proj.), 6.75%, 2/15/13	557,420

Quantity ($)	Name of Issuer	Market Value ($)(1)

200,000	IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10	200,510
500,000	IL State G.O. Series 1995, 5.50%, 7/1/10	508,215
	Lombard Pub. Facs. Corp. Rev. First Tier Series 2005-A2 (Conference Ctr. & Hotel Proj.) (ACA insured):
750,000	5.50%, 1/1/25	795,233
1,000,000	5.50%, 1/1/30	1,055,510
250,000	Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15	259,027
	Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
750,000	5.375%, 8/15/15	772,013
2,625,000	5.625%, 8/15/29	2,681,464
2,800,000	Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998-A (City of East St. Louis
	Tax Increment Financing Proj.), 6.00%, 4/1/10	2,747,528
500,000	Univ. IL Rev. Hlth. Svc. Facs. Series 1997-A, 5.80%, 10/1/18	524,410
395,000	Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%, 12/1/11	423,930
500,000	Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%, 9/1/13 (7) (8)	315,055

		47,211,314

Indiana (4.5%)
500,000	Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23	508,170
1,975,000	IN Bond Bank Special Prgm. Series 1997C (Pittsboro Wastewater Treatment Plant Proj.), 5.70%, 8/1/17	2,042,585
2,000,000	IN Hlth. & Educ. Fac. Fin. Auth. Hosp. Rev. Series 2006-A (Clarian Hlth. Oblig. Proj.), 5.25%, 2/15/40	2,041,120
	IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
555,000	5.00%, 11/15/12	573,731
650,000	5.25%, 11/15/25	661,758
200,000	IN Hlth. Fac. Fin. Auth. Hlth. Fac. Rev. Series 1998 (Holy Cross Health Sys. Corp. Proj.) (MBIA insured), 5.00%, 12/1/28	204,084
	IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
	Series 1993 (Community Hosp. of Anderson Proj.)(MBIA insured):
135,000	6.00%, 1/1/14	135,238
650,000	6.00%, 1/1/23	650,682
600,000	Ref. Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.), 5.25%, 2/15/18	613,188
	Series 2001A (Community Foundation Northwest IN):
1,100,000	5.50%, 8/1/06	1,104,532
1,000,000	6.00%, 8/1/07	1,020,230
1,000,000	6.00%, 8/1/08	1,032,290
1,320,000	5.50%, 8/1/13	1,368,246
390,000	6.375%, 8/1/21	419,695
190,000	6.375%, 8/1/31	201,438
300,000	Series 2004A (Community Foundation Northwest IN), 4.75%, 3/1/14	297,684
500,000	IN HFA Single Family Mtg. Rev. Ref. Series 1992A, 6.80%, 1/1/17	502,920
	IN Hlth. Fac. Fin. Auth. Rev. Ref. Series 1998:
	(Greenwood Village South Proj.):
150,000	5.25%, 5/15/06	150,106
170,000	5.35%, 5/15/08	170,090
1,875,000	(Marquette Manor Proj.), 5.00%, 8/15/18	1,855,800
250,000	Shelby Co. Indl. Jail Bldg. Corp. Rev. Ref. Series 1996 (First Mtg. Proj.) (MBIA insured), 5.30%, 7/15/07	255,252
340,000	St. Joseph Co. Ind. Hosp. Auth. Facs. Rev. Series 2005 (Madison Ctr. Oblig. Group. Proj.), 4.25%, 2/15/07	339,986
240,000	South Knox Ind. Sch. Bldg. Corp. First Mtg. Rev. Series 1998, 4.80%, 7/15/17	243,298

		16,392,123

See accompanying notes to portfolios of investments on page 58.	29

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Iowa (0.4)%
1,130,000	IA Fin. Auth. Multifamily Hsg. Rev. Ref. Series 1997A (Kingswood Apts. Proj.) (GNMA-collateralized), 6.15%, 5/1/32	1,167,087
	IA Fin. Auth Single Family Rev. Series 2000D (GNMA/FNMA Mtg. Backed Securities Proj.):
110,000	5.65%, 7/1/07	111,206
110,000	5.75%, 7/1/09	113,659

		1,391,952

Kansas (0.1%)
55,000	Olathe & Labette Cos. Mtg. Loan Rev. 1991 Series B (GNMA collateralized) zero coupon, 7.56% effective yield on purchase date, 2/1/23	16,857

Louisiana (0.9%)
7,200,000	Capital Appreciation Series 2000D1 (GNMA & FNMA collateralized) zero coupon, 6.46% effective yield on purchase date, 4/1/34	1,227,816
455,000	LA HFA Multifamily Mtg. Rev. Series 2003A (Section 8-202 Proj)(FSA insured), 4.40%, 6/1/33	451,615
500,000	LA Public Facs. Auth. Rev. Series 1995A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15	507,035
200,000	LA Stadium & Expo Dist. Rev. Series 1995-B (Hotel Occupancy Tax & Stadium Rev. Proj.) (FGIC insured), 5.25%, 7/1/15	204,188
400,000	Orleans Levee Dist. Rev. Series 1995A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14	412,484
450,000	South LA Port Common Rev. Ref. Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17	460,584

		3,263,722

Maine (0.7%)
385,000	ME Hlth. & Hgr. Educ. Fac. Auth. Rev. Unrefunded Balance Series 1995-C (FSA insured), 5.375%, 7/1/06	386,706
1,000,000	Skowhegan Pollution Ctrl. Rev. Ref. Series 1993 (Scott Paper Co. Proj.), 5.90%, 11/1/13	1,001,810
1,000,000	South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13	1,020,930

		2,409,446

Massachusetts (0.7%)
	MA Hlth. & Educ. Fac. Auth. Rev.:
250,000	Series 1993-E (South Shore Hosp. Proj.) (MBIA insured), 5.50%, 7/1/20	253,837
900,000	Series 1998-B (Cape Cod Healthcare Obligated Group Issue Proj.), 5.25%, 11/15/13	917,793
350,000	Series 2005-E (Emerson Hosp. Proj.) (Radian insured), 3.50%, 8/15/07	348,831
	MA Dev. Fin. Agy. Rev. Series 2005 (Evergreen Ctr., Inc.):
185,000	4.00%, 1/1/07	184,356
195,000	4.00%, 1/1/08	193,042
200,000	4.00%, 1/1/09	196,568
600,000	MA Indus. Fin. Agy. Rev. Series 1995 (St. Mark’s School Issue), 6.00%, 1/1/15	615,336

		2,709,763

Michigan (3.3%)
520,000	Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003VII, 4.375%, 7/1/06	519,808
	Chandler Park Academy Public School Rev. Series 2005:
80,000	3.60%, 11/1/07	79,322
125,000	4.00%, 11/1/09	123,722
500,000	5.00%, 11/1/22	497,195
1,000,000	Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35	1,071,180
225,000	MI Hosp. Fin. Auth. Rev. Ref. Series 1994 (Mercy Mem. Hosp. Proj.)(MBIA insured), 5.25%, 6/1/21	225,443
	MI Hosp. Fin. Auth. Rev. Ref. Series 1997-A:
1,640,000	(Mid MI Obligation Group), 5.20%, 6/1/12	1,705,830
520,000	(Detroit Medical Group), 5.25%, 8/15/27	537,602

Quantity ($)	Name of Issuer	Market Value ($)(1)

750,000	MI Strategic Fund Ltd. Obligation Rev. Ref. Series 2003 (Dow Chemical Proj.)
	(Mandatory Put 6/1/08), 4.60%, 6/1/14	759,713
500,000	Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11	507,025
300,000	Pontiac Tax Increment Fin. Auth. Rev. Ref. Series 2002 (Dev. Area 2 Proj.) (ACA insured), 5.625%, 6/1/22	316,698
2,095,000	Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ. Proj.), 5.25%, 2/1/13	2,130,070
1,873,912	Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002, 4.90%, 2/15/09 (5)	1,876,311
	Summit Academy North Public School C.O.P. Series 2001:
135,000	5.70%, 7/1/06	135,597
145,000	5.95%, 7/1/07	148,493
1,500,000	Whitmore Lake MI Pub. School District G.O. Series 2003 (FGIC, Q-SBLF insured), 5.00%, 5/1/28	1,553,280

		12,187,289

Minnesota (1.9%)
3,385,000	Dakota Co. HRA Multifamily Mtg. Rev. Ref. Series 1997A (Park Place Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32	3,595,886
740,000	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%, 4/1/20	762,977
2,315,000	Plymouth Multifamily Hsg. Dev. Rev. Ref. Series 1996A (GNMA collateralized)
	(Fox Forest Apts. Proj.), 8.05%, 6/20/31	2,395,909

		6,754,772

Mississippi (0.4%)
325,000	MS Dev. Bank Spl. Oblig. Rev. Ref. Series 1998 (Three Rivers Solid Waste Proj.), 5.125%, 7/1/14	322,280
100,000	MS Business Fin. Corp. Hlth. Fac. Rev. Series 1998 (Rush Medical Foundation Inc. Proj.), 5.375%, 7/1/15	98,066
1,000,000	MS Hosp. Equip. & Facs. Auth. Rev. Series 1997A (Rush Med. Fdn. Proj.), 6.00%, 1/1/16	1,016,830

		1,437,176

Missouri (2.6%)
380,000	Brentwood Tax Increment Rev. Ref. Series 2005, 3.625%, 5/1/09	376,037
1,000,000	Cameron Indl. Dev. Auth. Rev. Ref. Series 2000 (Cameron Cmnty. Hosp. Proj.) (ACA Insured), 5.80%, 12/1/09	1,025,570
500,000	Cape Girardeau Co. Indl. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (Southeast MO Hosp. Assoc. Proj.), 5.75%, 6/01/32	517,240
320,000	Chesterfield Rev. Ref. & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16	319,949
205,000	Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09 (5)	210,227
375,000	Hannibal Indl. Dev. Auth. Tax Increment & Transn. Dev. Rev. Ref. & Impt. Series 2006 (Stardust-Munger Proj.), 4.70%, 4/15/23	367,245
	MO Dev. Finance Board Infrastructure Fac. Rev.:
	Series 2000A (Eastland Ctr. Proj. Phase 1):
905,000	5.75%, 4/1/09	929,191
550,000	5.75%, 4/1/12	570,185
1,000,000	Series 2000B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15	1,055,150
450,000	Series 2005A (Public Safety Proj.), 4.00%, 3/1/08	449,518
260,000	Joplin Dev. Auth. Hlth. Facs. Rev. Series 2004 (Freeman Hlts. Sys. Proj.), 3.875%, 2/15/07	259,363
500,000	MO Hlth. & Educ. Fac. Auth. Rev. Series 2005-A (Sr. Living Fac.-Lutheran Sr. Svcs. Proj.), 5.375%, 2/1/35	511,250
895,000	MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%, 6/1/09	892,628
	MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Ref.:
825,000	Series 1996, 5.25%, 12/1/09	841,533
150,000	Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07	152,568
1,000,000	St. Louis Indl. Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
	(LOC Nationsbank), 5.10%, 8/15/12	1,022,340

		9,499,994

See accompanying notes to portfolios of investments on page 58.	31

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Montana (0.7%)
1,135,000	Crow Finance Auth. Tribal Purpose Revenue Series 1997A, 5.70%, 10/1/27	1,172,898
	Forsyth Pollution Ctrl. Rev. Ref. Series 1993 (Montana Power Co. Proj.):
130,000	(Ambac insured), 5.90%, 12/1/23	131,490
85,000	(MBIA insured), 6.125%, 5/1/23	86,110
1,000,000	MT Fac. Fin. Auth. Rev. Series 2005 (Great Falls Pre-Release Svcs. Proj.), 5.08%, 4/1/21	1,020,030

		2,410,528

Nevada (2.7%)
3,500,000	Clark Co. Indl. Dev. Rev. Ref. Series 1992C (Nevada Pwr. Co.)(Ambac insured), 7.20%, 10/1/22	3,662,260
2,750,000	Clark Co. Pollution Ctrl. Rev. Ref. Series 1992B (Nevada Pwr. Co. Proj.)(FGIC insured), 6.60%, 6/1/19	2,784,458
600,000	Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17	664,470
	NV Hsg. Dev. SF Mtg. Program:
	Series 1995-A:
400,000	6.00%, 6/1/08	400,688
1,000,000	6.125%, 6/1/12	1,001,840
220,000	Mezzanine Series 1998B-1, 5.30%, 4/1/16	227,080
1,000,000	Washoe Co. Gas & Water Fac. Rev. Ref. Series 1987 (Ambac insured), 6.30%, 12/1/14	1,027,570

		9,768,366

New Hampshire (1.1%)
	Manchester Hsg. & Redev. Auth. Rev.:
300,000	Series 2000B (Radian insured) zero coupon, 5.25% effective yield on purchase date, 1/1/19	160,629
875,000	Sereis 2000B (ACA insured), zero coupon, 6.00% effective yield on purchase date, 1/1/21	404,504
890,000	Series 2000A (ACA insured), 6.75%, 1/1/15	965,846
500,000	NH Hlth. & Educ. Fac. Auth. Rev. Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14	512,360
	NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
155,000	5.00%, 7/1/10	155,606
500,000	5.00%, 7/1/16	497,190
690,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%, 8/1/12	701,040
280,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.), 5.25%, 10/1/07	284,122
390,000	NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08	396,610

		4,077,907

New Mexico (0.4%)
815,000	NM MFA Forward Mortgage-Backed Series 1995E (GNMA collateralized), 6.95%, 1/1/26	828,912
500,000	NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003A (Villa Del Oso Apts. Proj.), 6.00%, 7/1/17	508,450
160,000	Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.), 3.25%, 10/1/08	155,283

		1,492,645

New York (1.4%)
1,350,000	Metropolitan Transp. Auth. Svc. Contract Rev. Ref. Series 2002-A (Ambac insured), 5.00%, 7/1/30	1,398,195
170,000	Monroe Co. Indl. Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. - Rochester Institute of Technology Proj.), 4.90%, 4/1/09	171,248
1,230,000	NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24	1,256,654
75,000	NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12	74,748
200,000	NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21	196,696
135,000	NY G.O. Series 1996-G, 5.75%, 2/1/17	137,217

Quantity ($)	Name of Issuer	Market Value ($)(1)

500,000	NY Dorm Auth. Rev. Series 1997 (State Univ. Fac. Proj.), 5.125%, 5/15/21	515,000
	NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
160,000	Series 2003-C1, 5.00%, 6/1/11	160,366
250,000	Series 2003-C1, 5.25%, 6/1/13	257,720
500,000	Series 2003-C1, 5.50%, 6/1/14	524,650
500,000	Westchester Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2005, 4.50%, 6/1/21	495,255

		5,187,749

North Carolina (0.5%)
500,000	Charlotte-Mecklenburg Hosp. Auth. Hlth. Care Sys. Rev. Series 1997-A (Carolinas Hlth. Care Proj.), 5.00%, 1/15/14	514,180
215,000	Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp. Proj.), 5.25%, 12/1/09	215,206
250,000	NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.), 5.50%, 2/15/19	255,302
500,000	NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (The ARC of NC Proj.), 4.65%, 10/1/14	501,045
420,000	NC Med. Care Commission Rev. Series 2003 (FHA Insd. Mtg.-Betsy Johnson Proj.) (FSA insured), 5.375%, 10/1/24	449,795

		1,935,528

Ohio (1.2%)
75,000	Akron Waterworks Rev. Ref. Series 1996 (MBIA insured), 4.80%, 3/1/07	75,796
295,000	Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999A (Port of Cleveland Bond Fund Capital Imprv. Proj.), 5.375%, 5/15/19	298,068
	Cleveland-Cuyahoga Port. Auth. Dev. Rev. :
700,000	Series 2004D (Garfield Heights Proj.), 5.25%, 5/15/23	710,395
610,000	Series 2004E (Meyers Univ. Proj.), 4.65%, 5/15/14	607,932
530,000	Series 2004E (Meyers Univ. Proj.), 5.60%, 5/15/25	545,661
275,000	Series 2005B (Fairmount Proj.), 5.125%, 5/15/25	277,794
120,000	Cleveland Pub. Pwr. Sys. Rev. Ref. Subordinate Series 1996-1 (MBIA insured), 5.00%, 11/15/24	123,186
1,000,000	Dayton Special Facs. Rev. Ref. Series 1998A (Emery Air Freight Proj.), 5.625%, 2/1/18	1,047,720
700,000	Lorain Co. Hosp. Rev. Series 1997-B (Catholic Hlth.Care Partners Proj.) (MBIA insured), 5.50%, 9/1/27	728,028

		4,414,580

Oklahoma (2.6%)
	Citizen Potawatomi Nation Tax Rev. Series 2004-A:
660,000	5.00%, 9/1/08	661,802
500,000	6.50%, 9/1/16	526,695
	Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured):
1,000,000	5.00%, 5/1/30	1,005,760
250,000	5.00%, 5/1/35	250,350
200,000	Comanche Co. Hosp. Auth. Rev. Ref. Series 2004 (Radian insured), 3.75%, 7/1/06	200,038
500,000	McClain Co. Econ. Dev. Auth. Educ. Fac. Lease Rev. Series 2006 (Newcastle Pub. School Proj.),
	4.125%, 9/1/08 (5)	499,735
	Norman Regl. Hosp. Auth. Rev.:
1,500,000	Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/16	1,541,010
250,000	Ref. Series 1996-A (MBIA insured), 5.625%, 9/1/21	256,680
500,000	Series 2005, 5.50%, 9/1/24	511,925
335,000	Stillwater Med. Ctr. Auth. Rev. Series 2005, 4.50%, 5/15/07	336,172
1,345,000	Tulsa Indl. Auth. Educ. Fac. Rev. Ref. Series 1999B (Holland Hall School Proj.), 5.00%, 12/1/14	1,374,348

See accompanying notes to portfolios of investments on page 58.	33

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

995,000	Valley View Hosp. Auth. Rev. Ref. Series 1996, 6.00%, 8/15/14	1,020,731
1,250,000	Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr. Proj.) (Connie Lee insured), 5.50%, 11/1/10	1,274,238

		9,459,484

Oregon (0.9%)
3,005,000	Cow Creek Band Umpqua Tribe of Indians Rev. Series 1998B (Ambac insured), 5.10%, 7/1/12	3,014,376
200,000	Klamath Falls Intercmnty. Hosp. Auth. Rev. Ref. Series 2002 (Merle West Med. Ctr. Proj.), 5.20%, 9/1/09	204,146
215,000	OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000K, 5.70%, 7/1/22	215,912

		3,434,434

Pennsylvania (5.1%)
200,000	Abington Co. School Dist. G.O. Series 1997 (FGIC insured), 5.125%, 5/15/26	202,568
	Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
245,000	3.30%, 4/1/08	239,931
135,000	3.875%, 4/1/10	132,440
	Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev.:
240,000	Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07	241,068
300,000	Series 1995-A (Ambac insured) (OH Edison Beaver Valley Proj.), 7.05%, 10/1/20	306,057
565,000	Chartiers Valley Indl. & Commercial Dev. Auth. Rev. Ref. Series 2003-A
	(Friendship Village South Proj.), 4.75%, 8/15/11	563,514
85,000	Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.)(MBIA insured), 5.30%, 12/15/20	85,098
810,000	Delaware River Port Auth. PA & NJ Rev. Series 1995 (FGIC insured), 5.50%, 1/1/26	827,383
2,750,000	Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12	2,740,375
	Horizon Hosp. System Auth. Hosp. Rev. Series 1996 (Horizon Hosp. Sys.):
715,000	6.15%, 5/15/08	731,023
710,000	6.25%, 5/15/09	725,883
1,145,000	6.30%, 5/15/11	1,170,717
	Lehigh Co. General Purpose Auth. Rev.:
500,000	Rev. Ref. Series 1996-B (Cedar Crest College), 6.65%, 4/1/17	510,585
495,000	Rev. Series 2004-A (Good Shepherd Group), 4.00%, 11/1/09	492,649
500,000	Rev. Series 2003 (Saint Luke’s Bethlehem Proj.), 5.25%, 8/15/23	516,310
385,000	Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28	389,066
1,100,000	PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA insured),
	4.875%, 6/1/08	1,112,573
	PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley
	Obligated Group, Inc.) (MBIA insured):
150,000	5.500%, 11/15/08	156,166
3,890,000	5.875%, 11/15/16	4,021,832
	PA Higher Educ. Fac. Auth. Rev. Series (Widener Univ. Proj.):
100,000	3.00%, 7/15/07	98,959
190,000	3.10%, 7/15/08	186,458
590,000	PA Hgr. Educ. Fac. Auth. Rev. Series 2000 (Univ. of the Arts Proj.) (Radian insured), 5.75%, 3/15/30	622,774
300,000	PA St. Univ. Rev. Series 1997-A (MBIA insured), 5.00%, 8/15/27	307,062
400,000	Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Rev. Series 1997 (Temple Univ Hosp. Proj.), 5.875%, 11/15/23	409,956
775,000	Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. Series 1993-A (Temple Univ. Hosp. Proj.),
	6.50%, 11/15/08	804,652
1,200,000	Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29	1,287,336

		18,882,435

Quantity ($)	Name of Issuer	Market Value ($)(1)

Puerto Rico (0.6%)
1,250,000	Puerto Rico Aqueduct & Swr. Auth. Rev. Ref. Series 1995, 5.00%, 7/1/19	1,271,213
1,000,000	Puerto Rico Comwlth. Infrastructure Fin. Auth. Special Obilgation Series 2000-A, 5.50%, 10/1/32	1,073,000

		2,344,213

Rhode Island (0.6%)
945,000	RI Hsg. & Mtg. Fin. Corp. Rental Hsg. Program Rev. Series 1993A (Section 8), 5.65%, 10/1/08	945,000
260,000	RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured), 5.375%, 10/1/15	265,543
	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.):
260,000	5.375%, 7/1/07	262,993
565,000	5.80%, 7/1/20	572,017
280,000	RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie Lee insured), 5.375%, 11/15/24	288,072

		2,333,625

South Carolina (0.9%)
400,000	Charleston Educ. Excellence Fin. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.), 5.25%, 12/1/20	424,892
	Newberry Investing Children’s Educ. Installment Rev. Series 2005 (Newberry Co. School Dist. Proj.):
500,000	3.50%, 12/1/07 (5)	496,625
245,000	4.00%, 12/1/08 (5)	244,762
1,000,000	5.25%, 12/1/21 (5)	1,038,410
650,000	SC Educ. Facs. Auth. Rev. Series 1996A (Furman Univ. Proj.)(MBIA insured), 5.50%, 10/1/26	668,180
500,000	SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Series 2006 (Tuomey Regl. Med. Ctr. Proj.) CIFG insured), 5.00%, 11/1/30	514,345

		3,387,214

South Dakota (0.7%)
500,000	SD Bldg. Auth. Lease Rev. Series 1996-A, 5.30%, 12/1/11	514,695
1,350,000	SD Hlth. & Educ. Fac. Auth. Rev Series 2001C (Sioux Valley Hosp. & Health Sys. Proj.) (LOC US Bank) (Mandatory Put 11/1/06), 4.85%, 11/1/19	1,351,094
	SD Hlth. & Educ. Fac. Auth. Rev. (Huron Regional Med. Ctr. Proj.):
400,000	Series 1994, 7.25%, 4/1/20	400,000
75,000	Ref. Series 2006, 4.00%, 4/1/06	75,000
100,000	Ref. Series 2006, 4.00%, 4/1/07	99,825
125,000	Ref. Series 2006, 4.25%, 4/1/08	124,852

		2,565,466

Tennessee (2.8%)
500,000	Johnson City Hlth. & Educ. Fac. Brd. Hosp. Rev. Series 2006-A (Mountain States Hlth. Alliance Proj.), 5.50%, 7/1/31	517,790
835,000	Knox Co. Hlth. Educ. & Hsg. Fac. Brd. Rev. Series 1999 (Univ. Hlth. Sys. Inc. Proj.), 5.625%, 4/1/29	860,100
1,000,000	Knoxville Gas Rev. Ref. & Impt. Series 1998-H, 5.00%, 3/1/12	1,001,060
	Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Ref.:
250,000	Series 1994-A (Section 8) (FNMA collateralized), 6.00%, 4/1/24	250,960
240,000	Series 2001-A (GNMA collateralized), 6.625%, 3/20/36	262,603
	Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily Hsg. Rev.:
	(CME Memphis Apts. Proj.):
1,850,000	Senior Series 1998-A, 5.35%, 1/1/19 (7) (8)	942,945
7,875,000	Senior Series 1998-A, 5.55%, 1/1/29 (7) (8)	3,911,434
1,630,000	Subordinate Series 1998-C, 6.00%, 1/1/29 (7) (8)	16
	(Eastwood Park Apts. Proj.):
1,000,000	Senior Series 1995-A2, 6.40%, 9/1/25 (7) (8)	598,470

See accompanying notes to portfolios of investments on page 58.	35

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

405,000	Subordinate Series 1995-C, 7.50%, 9/1/25 (7) (8)	4
	(Raleigh Forest & Sherwood Apts. Proj.):
2,670,000	Senior Series 1996-A, 6.60%, 1/1/26 (7) (8)	1,862,432
610,000	Subordinate Series 1996-C, 7.25%, 1/1/26 (7) (8)	1,366

		10,209,180

Texas (14.0%)
2,500,000	Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%, 8/15/34	2,622,475
	Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
750,000	Series 2001-A (Convention Center), 6.375%, 1/1/16	787,882
850,000	Series 2001-B (ZC Specialty Ins. Co.), 5.75%, 1/1/16	902,454
500,000	Series 2001-B (ZC Specialty Ins. Co.), 6.00%, 1/1/23	530,705
	Austin Utilities System Rev. Ref.:
20,000	Series 1993 (MBIA insured), 5.25%, 5/15/18	20,024
500,000	Series 1997, 5.125%, 11/15/13	510,385
1,000,000	Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11	1,021,960
	Beaumont HA Multifamily Mtg. Rev. Series 1993-A (Section 8):
260,000	6.65%, 11/1/07	263,227
590,000	6.75%, 11/1/10	597,369
1,500,000	Bexar Co. Hlth. Fac. Dev. Corp. Rev. Ref. Series 1993 (Incarnate Word Hlth. Svcs. Proj.) (FSA insured), 6.10%, 11/15/23	1,543,545
	Bexar Co. HFC Multifamily Hsg. Rev.:
570,000	Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30	574,298
160,000	Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts. Proj.), 7.50%, 12/1/14	164,853
545,000	Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22	572,343
650,000	Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33	659,808
6,227,000	Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts. Proj.), 6.75%, 10/20/32	6,711,772
200,000	Denison Hosp. Rev. Series 1997 (Texoma Med. Ctr., Inc. Proj.), 6.125%, 8/15/17	207,944
500,000	Galveston Co. Hlth. Fac. Dev. Corp. Rev. Series 1995 (Devereux Foundation Proj.) (MBIA insured), 5.00%, 11/1/14	510,435
500,000	Garza Co. Public Hlth. Fac. Corp. Rev. Ref. Series 2005, 4.50%, 10/1/06	500,660
500,000	Harris Co. Rev. Ref. Sr. Lien Series 2005-A (Toll Road Proj.) (FSA insured), 5.25%, 8/15/35	522,270
235,000	Harris Co. Hlth. Fac. Dev. Corp. Hosp. Rev. Series 1998 (Hermann Hosp. Sys. Proj.) FSA insured), 5.25%, 6/1/27	242,995
	Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
255,000	4.00%, 8/15/06	254,860
515,000	4.00%, 2/15/07	513,888
700,000	5.00%, 8/15/19	702,674
750,000	Houston Cmnty. College G.O. Ref. Series 2005, 5.00%, 2/15/12	757,230
475,000	Keller Indpt. Sch. Dist. G.O. Unrefunded Series 1996-A, 5.125%, 8/15/25	477,004
	Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Sid Peterson Memorial Hosp. Proj.):
655,000	4.125%, 8/15/10	646,367
1,500,000	5.45%, 8/15/35	1,506,750
500,000	Lewisville Combination Contract Rev. Ref. Series 2004 (ACA insured), 5.75%, 9/1/12	536,090
65,328	Midland HFC Single Family Mtg. Rev. Ref. Series 1992 A-2, 8.45%, 12/1/11	67,367
	Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
625,000	Series 2000-A, 7.00%, 2/15/10	667,369
750,000	Series 2005, 5.00%, 2/15/15	758,318

Quantity ($)	Name of Issuer	Market Value ($)(1)

500,000	North Central Hlth. Fac. Dev. Corp. Rev. Ref. Series 1995 (Baylor Hlth. Care Sys.), 5.50%, 5/15/13	510,840
7,245,000	Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland Oaks Apts. Proj.), 6.75%, 9/20/32	7,789,027
500,000	Red River Auth. Pollution Ctrl. Rev. Ref. Series 1991 (Ambac insured), 5.20%, 7/1/11	511,925
	Richardson Hosp. Auth. Rev. Ref. Series 1998 (Baylor/Richardson Proj.):
585,000	5.50%, 12/1/18	602,796
1,375,000	5.625%, 12/1/28	1,409,884
1,000,000	Sam Rayburn Muni Pwr. Agency Rev. Ref. Series 2002, 5.00%, 10/1/07	1,010,720
900,000	San Antonio Hotel Occupancy Rev. Series 1996 (Henry Gonzalez Proj.) (FGIC insured), 5.70%, 8/15/26	923,931
	Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997-A:
750,000	(Hlth. Resources Sys. Proj.), 5.25%, 2/15/22	780,503
315,000	(So. Central Nursing Proj.), 6.00%, 1/1/37	342,030
	Tarrant Co. HFC Multifamily Hsg. Rev:
530,000	Senior Series 2001-A (Westridge Apts. Proj.), 5.50%, 6/1/11 (7) (8)	251,872
490,000	Subordinate Series 2001-C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (7) (8)	48,956
	Tomball Co. Hosp. Auth. Rev. Ref. Series 2005:
500,000	Series 2005, 4.00%, 7/1/06	499,950
250,000	Series 2005, 5.00%, 7/1/10	255,400
1,000,000	Series 2005, 5.00%, 7/1/11	1,017,000
	TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
735,000	Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08	734,015
740,000	Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (7) (8)	96,341
	TX Dept. Hsg. & Cmnty. Affairs Multifamily Hsg. Rev.:
850,000	Senior Series 1996-A (Harbors & Plumtree Apts. Proj.), 6.35%, 7/1/16	869,185
3,610,000	Senior Series 1996-A (Harbors & Plumtree Apts. Proj.), 6.45%, 7/1/26	3,689,059
845,000	Subordinate Series 1996-C (Harbors & Plumtree Apts. Proj.), 7.375%, 7/1/26	859,999
730,000	TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%, 9/1/16	742,366
230,000	TX St. Student Hsg. Corp. Rev. Series 2002 (Midwestern St. Univ. Proj.), 5.50%, 9/1/12	234,844
	TX Water Dev. Brd. State Revolving Fund Sr. Lien Rev.:
500,000	Series 1996-A, 5.25%, 7/15/17	502,130
250,000	Series 1996-B, 5.125%, 7/15/18	252,555
500,000	Series 1997-B, 5.00%, 7/15/19	512,085
315,000	Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27	328,822
400,000	Weslaco Hlth. Fac. Dev. Series 2002 (Knapp Med. Ctr. Proj.), 5.00%, 6/1/07	403,248

		51,534,804

Utah (0.7%)
725,000	Eagle Mountain Water & Sewer Rev. Ref. Series 2000 (ACA insured), 5.60%, 11/15/13	765,303
	Salt Lake Co. College Rev. (Westminster College Proj.):
1,000,000	Series 1997, 5.75%, 10/1/27	1,034,970
	Series 1999:
120,000	5.15%, 10/1/11	124,830
125,000	5.20%, 10/1/12	129,455
130,000	5.25%, 10/1/13	134,467
240,000	UT Hsg. Finance Agy. Multifamily Rev. Ref. Series 1996A (Section 8) (FHA insured), 6.10%, 7/1/22	247,106

		2,436,131

See accompanying notes to portfolios of investments on page 58.	37

Sit Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Vermont (0.3%)
	VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
420,000	Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09	431,533
150,000	Series 2002A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07	148,870
400,000	Series 2003A (Vermont Law School Proj.), 5.00%, 1/1/13	402,964

		983,367

Virginia (1.1%)
415,000	Alexandria Indl. Dev. Auth. Rev. Pollution Control Ref. Series 1994 (Potomac Electric Proj.) (MBIA insured), 5.375%, 2/15/24	415,535
250,000	Chesterfield Co. Indl. Dev. Auth. Pollution Ctrl. Rev. Series 1987A Rmktg. (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17	270,055
	Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese Arlington):
1,000,000	4.375%, 10/1/13	993,690
100,000	5.00%, 10/1/18	102,103
2,000,000	Virginia St. Hsg. Dev. Auth. Comwlth. Mtg. Rev. Series 2001-H1 (MBIA insured), 5.375%, 7/1/36	2,095,160

		3,876,543

Washington (0.6%)

200,000	Energy Northwest Wind Proj. Rev. Series 2001B, 4.55%, 7/1/06	200,164
500,000	Skagit Co. Public Hosp. Dist. No. 001 Rev. Series 2005 (Skagit Valley Hosp. Proj.), 5.50%, 12/1/13	525,860
500,000	WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22	519,190
260,000	WA Hgr. Educ. Fac. Auth. Rev. Ref. Series 1998 (Univ. Puget Sound Proj.) (MBIA insured), 5.375%, 10/1/30	269,183
400,000	WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08	406,040
350,000	WA St. Pub. Pwr. Supply Sys. Nuclear Proj. No. 3 Rev. Ref. Series 1996-A (Ambac insured), 5.70%, 7/1/09	358,676

		2,279,113

West Virginia (1.3%)
3,500,000	Pleasants Co. Pollution Ctrl. Rev. Series 1995C (Monongahela Pwr. Co.), 6.15%, 5/1/15	3,537,975
1,250,000	WV Schl. Bldg. Auth. Rev. Ref. Cap. Impt. Series 1997-B (FSA insured), 5.40%, 7/1/17	1,299,525

		4,837,500

Wisconsin (4.1%)
	WI Hlth. & Educ. Fac. Auth. Rev.:
550,000	Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14	556,226
175,000	Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06	176,354
850,000	Ref. Series 1997B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20	889,100
195,000	Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28	195,027
420,000	Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09	430,878
	Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
670,000	5.00%, 5/15/06	670,931
705,000	5.10%, 5/15/07	713,516
740,000	5.15%, 5/15/08	755,562
820,000	5.35%, 5/15/10	852,997
865,000	5.45%, 5/15/11	899,885
1,655,000	Series 1999A (Aurora Hlth. Care Proj), 5.60%, 2/15/29	1,694,025
200,000	Series 1999B (Aurora Hlth. Care Proj), 5.50%, 2/15/15	206,278
500,000	Series 1999B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29	511,535
900,000	Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28	929,124

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Series 2001 (Agnesian Healthcare, Inc. Proj.):
150,000	5.00%, 7/1/06	150,459
550,000	6.00%, 7/1/17	585,640
340,000	6.00%, 7/1/21	360,485
	Series 2003 (Synergy Hlth., Inc. Proj.):
500,000	6.00%, 11/15/23	541,500
250,000	6.00%, 11/15/32	268,982
105,000	Series 2004A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11	102,063
450,000	Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24	471,663
600,000	Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15	586,914
	Series 2006-A (Marshfield Clinic Proj.):
375,000	5.00%, 2/15/11	386,325
2,000,000	5.375%, 2/15/34	2,070,200

		15,005,669

Wyoming (0.2%)
615,000	Sweetwater Co. Pollution Ctrl. Rev. Ref. Series 1996A (Idaho Pwr. Co. Proj.), 6.05%, 7/15/26	630,430

Total municipal bonds (cost: $364,654,564)		356,583,900

Closed-End Mutual Funds (0.2%) (2)
47,200	BlackRock Municipal Target Term Trust	472,000
7,000	MBIA Cap/Claymore Managed Duration Investment Grade Municipal Fund	89,390
200	Van Kampen Muni Trust	2,900
900	Van Kampen Trust Investment Grade Muni Fund	13,302
200	Van Kampen Muni Opportunity Fund	3,060
100	Van Kampen Select Muni Fund	1,264

Total closed-end mutual funds (cost: $578,958)		581,916

Short-Term Securities (1.3%) (2)
4,760,996	Dreyfus Tax-Exempt Cash Management Fund, 2.93%	4,760,996

Total short-term securities (cost: $4,760,996)

Total investments in securities (cost: $369,994,518) (6)		$361,926,812

See accompanying notes to portfolios of investments on page 58.	39

Sit Minnesota Tax-Free Income Fund One Year Ended March 31, 2006

Senior Portfolio Managers Michael C. Brilley w Debra A. Sit, CFA w Paul J. Jungquist, CFA

          The Fund provided investors with a +4.46% total return for the year ended March 31, 2006 compared to a +2.14% return for the Lehman 5-Year Municipal Bond Index. As of March 31, 2006, the Fund’s 30-day SEC yield was 4.36% and its 12-month distribution rate was 4.08%.
          Short and intermediate municipal bond yields increased throughout the year, the result of a rise in the general level of interest rates as the Fed continued its tightening program by raising the federal funds rate 200 basis points to 4.75% during the year. While it appears that this tightening cycle is coming to an end, the interest rate environment could remain difficult for the remainder of the year. Light issuance in Minnesota helped offset some of the negative impact of this rise in rates. In fact, despite the challenging interest rate environment, the Fund’s net asset value was remarkably stable during the year, rising from $10.09 at March 31, 2005 to $10.12  at March 31, 2006.  The   Fund experienced   an increase   in net assets over the past year from $233.0 million to $263.3 million.
          The Fund’s most significant sector shifts during the year increased exposure to healthcare securities from 19% to 23%, while reducing emphasis on multi-family housing bonds from 28% to 23%. Much of the reduction in multi-family housing was the result of advance and current refunding activity by issuers. Both healthcare and multi-family housing provided returns far in excess of the benchmark during the year, and all of the Fund’s sectors outperformed the benchmark return. The Fund remains overweighted in healthcare and multi-family housing and should benefit from stable to improving fundamentals in these sectors in the coming year. We do not anticipate significant sector shifts in the coming year, but will, as always, remain opportunistic with respect to security selection. The Fund’s overall credit quality has experienced little change over the past year, remaining at single-A.
          We have maintained the Fund’s average life duration close to 4.0 years over the past year to position the Fund defensively for the rising interest rate environment. Since   it appears   that the Fed may be   at the   end of its   tightening cycle, we anticipate that we will lengthen duration to lock in higher yields for the Fund. Demand should remain strong for lower-rated and non-rated bonds as investors reach for yield in this light issuance environment, which should benefit the Fund’s performance.

INVESTMENT OBJECTIVE AND STRATEGY

          The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.
          During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from regular federal income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

PORTFOLIO SUMMARY

Net Assets Value 3/31/06:	$10.12 Per Share
3/31/05:	$10.09 Per Share
Total Net Assets:	$ 263.3 Million
30-day SEC Yield:	4.36%
Tax Equivalent Yield:	7.28%(1)
12-Month Distribution Rate:	4.08%
Average Maturity:	13.7 Years
Duration to Estimated Avg. Life:	4.0 Years(2)
Implied Duration:	3.7 Years(2)

(1)	For individuals in the 35.0% federal tax and 7.85% MN tax brackets.
(2)	See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index

3 Month**	0.61%	0.02%	0.26%
6 Month**	1.63	0.32	n/a
1 Year	4.46	2.14	3.74
5 Years	4.79	4.04	4.72
10 Years	5.00	4.78	5.07
Inception	5.18	4.81	4.88
(12/1/93)
CUMULATIVE TOTAL RETURNS*

	Sit MN Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper MN Muni. Bond Fund Index

1 Year	4.46%	2.14%	3.74%
5 Years	26.39	21.88	25.92
10 Years	62.92	59.58	64.04
Inception	86.43	78.46	80.02

*As of 3/31/06.			**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index. The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/1/93) and held until 3/31/06 would have grown to $18,643 in the Fund or $17,846 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Sit Minnesota Tax-Free Income Fund March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (94.9%) (2)
Education/Student Loan (6.7%)
4,200,000	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 5.46%, 1/1/28	4,289,586
1,000,000	Minneapolis Rev. Series 1997-A (Univ. Gateway Proj.), 5.25%, 12/1/17	1,023,800
	Minneapolis Educ. Fac. Lease Rev. Series 2006-A (Seed/Harvest Prep. Proj.) (LOC-U.S. Bank):
775,000	5.125%, 1/1/16	771,412
875,000	6.25%, 1/1/21	869,899
	Minnesota Higher Educ. Fac. Auth. Rev.:
750,000	Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20	754,117
100,000	Series 1998-4R (St. Olaf College), 5.25%, 10/1/23	101,206
458,000	Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14	459,502
700,000	Series 1999-4Y (Augsburg College), 5.05%, 10/1/13	712,453
150,000	Series 1999-4Y (Augsburg College), 5.20%, 10/1/16	152,709
75,000	Series 1999-4Y (Augsburg College), 5.30%, 10/1/27	76,616
700,000	Series 2005-6C (Augsburg College), 5.00%, 5/1/23	714,434
100,000	Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09	100,932
275,000	Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13	277,365
100,000	Series 2000-5D (College Art & Design), 5.75%, 5/1/08	103,495
50,000	Series 1998-4T (St. Benedict College), 5.125%, 3/1/13	50,219
270,000	Series 2004-5U (St. Mary’s Univ.), 3.75%, 10/1/13	259,643
1,400,000	Series 2006-6I (Univ. St. Thomas), 5.00%, 4/1/23	1,462,762
	Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.):
665,000	4.00%, 12/15/06	667,055
1,115,000	5.00%, 12/15/20	1,166,413
310,000	Northfield Lease Rev. Series 1999-A (Village School Proj.), 7.50%, 12/1/24	254,367
550,000	Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13	555,060
	St. Paul Hsg. & Redev. Auth. Lease Rev.:
120,000	Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24	124,318
815,000	Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11	815,864
750,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15	760,642
350,000	Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19	358,155
415,000	Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12	419,640
100,000	Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.), 5.20%, 9/1/11	100,882
	Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):
80,000	5.80%, 12/1/06	80,913
85,000	5.90%, 12/1/07	87,235
165,000	8.00%, 12/1/24	175,641

		17,746,335

Escrowed To Maturity/Prerefunded (6.2%)
100,000	Cloquet Hsg. Fac. Rev. Series 2001-A (HADC Cloquet, LLC Proj.), 7.50%, 2/1/17	103,853
	Cloquet Multifamily Hsg. Rev. Refunding Series 2001-A (HADC Proj.):
60,000	6.50%, 2/1/07	61,249
75,000	7.10%, 2/1/10	77,647
175,000	Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts. Proj.), Subordinate Series 1995-C, 9.00%, 1/20/15 (4)	186,933
2,950,000	Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.), 6.10%, 12/1/17	3,028,234
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
1,000,000	Series 2001-G3 (LOC-U.S. Bank), 5.35%, 12/1/21	1,075,820
175,000	Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31	189,152
45,000	Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16	47,241
	Minnesota Higher Educ. Fac. Auth. Rev.:

Quantity ($)	Name of Issuer	Market Value ($)(1)

125,000	Series 1992-3L1 (Carleton College), 5.75%, 11/1/12	125,231
110,000	Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21	111,148
425,000	Series 1996-4F1 (Augsburg College), 6.25%, 5/1/23	434,014
50,000	Series 1997-4J (Macalester College), 5.40%, 3/1/09	50,815
800,000	Series 1997-4L (St. John’s University), 5.35%, 10/1/17	820,264
400,000	Series 1997-4L (St. John’s University), 5.40%, 10/1/22	410,424
	Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
125,000	6.80%, 7/1/10	138,112
240,000	6.90%, 7/1/11	266,026
	MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev.: Series 1997:
215,000	Series 1997, 5.00%, 3/1/12	217,814
105,000	Series 1997, 5.00%, 3/1/16	106,374
	MN Agr. & Econ. Dev. Board Rev. Series 2000-A (Fairview Hlth. Care System Proj.):
320,000	6.375%, 11/15/22	357,155
360,000	6.375%, 11/15/29	401,800
630,000	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20	658,577
5,000,000	Puerto Rico Commonwealth Infrastruc. Fin. Auth. Special Obligation Series 2000-A, 5.50, 10/1/32	5,365,000
620,000	Steele Co. Hlth. Care Fac. Gross. Rev. Prerefunded Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20	667,306
1,430,000	Western MN Muni Pwr. Agy. Series 1979 (MBIA-IBC insured), 6.60%, 1/1/10	1,520,076

		16,420,265

General Obligation (3.2%)
280,000	Anoka Co. G.O. Series 2006-B, 3.25%, 2/1/07	279,359
40,000	Apple Valley Equipment Certficates G.O. Series 2004, 2.50%, 10/1/06	39,780
200,000	Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23	204,834
25,000	Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08	25,032
75,000	Cold Spring G.O. Series 2000, 5.15%, 2/1/09	75,706
50,000	Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18	51,874
50,000	Little Falls G.O. Series 1999-A, 5.00%, 2/1/11	50,430
1,685,000	Minneapolis-St. Paul Metro Apartments Cmnty. G.O. Series 1998-13, 5.00%, 1/1/10	1,756,461
4,000,000	MN G.O. Series 1997, 4.90%, 8/1/14	4,065,400
780,000	New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17	781,989
225,000	North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/20	227,522
60,000	North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/25	60,574
150,000	Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12	150,736
130,000	St. Anthony G.O. Series 2004-B, 1.55%, 2/1/07	129,769
290,000	St. Paul Cap. Impt. G.O. Series 2005, 4.00%, 9/1/06	290,673
	4.00%, 9/1/06
100,000	St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12	102,875
30,000	Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13	30,030

		8,323,044

Hospital/Health Care (22.7%)
250,000	Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.), 6.25%, 2/1/07	253,170
	Alexandria Hlth. Care Fac. Rev. Series 2002-B (BSM Property - Bethany Home Proj.):
375,000	4.65%, 7/1/06	374,764
375,000	4.95%, 7/1/07	375,697
	Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
110,000	Series 1995, 6.05%, 9/1/24	110,148
1,035,000	Series 1996, 5.625%, 9/1/21	1,060,947
1,775,000	Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30	1,830,877
240,000	Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%, 10/1/08	242,741

See accompanying notes to portfolios of investments on page 58.	43

Sit Minnesota Tax-Free Income Fund March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

840,000	Columbia Heights Multifamily & Health Care Fac. Rev. Series 1998
	(Crest View Corp. Proj.), 5.75%, 9/1/11	838,874
	Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
95,000	4.75%, 9/1/08	95,968
75,000	5.50%, 9/1/11	77,145
	Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
	Series 1999-A:
1,000,000	5.75%, 6/1/14	1,022,070
1,000,000	6.00%, 6/1/19	1,022,220
235,000	Series 2005, 4.50%, 6/1/13	233,183
1,500,000	Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34	1,503,240
455,000	Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%, 8/1/34	444,931
400,000	Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke’s Hosp. Proj.), 6.00%, 6/15/12	407,664
996,950	Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.) Series 2004, 4.00%, 8/20/36	997,518
59,203	Duluth Hsg. & Redev. Auth. Sr. Hsg. Fac. Loan Participation (Lakeshore Proj.)
	Series 2005, 5.20%, 12/20/35	58,840
	Elk River Rev. Series 1998 (Care Choice Member Proj.):
1,000,000	5.60%, 8/1/13	1,011,660
160,000	5.75%, 8/1/23	161,037
850,000	Fergus Falls Hlth. Care Fac. Auth. Rev. Series 1995 (Lake Region Hosp. Corp.), 6.40%, 12/1/15	868,351
	Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):
280,000	3.60%, 4/1/08	277,698
915,000	4.15%, 4/1/12	900,351
	Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
115,000	5.10%, 11/1/09	113,866
120,000	5.20%, 11/1/10	118,678
135,000	5.40%, 11/1/12	133,064
140,000	5.50%, 11/1/13	138,246
1,000,000	Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.), 5.00%, 9/1/20	1,034,120
	Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
100,000	4.00%, 10/1/06	100,025
250,000	4.00%, 10/1/07	249,362
255,000	4.125%, 10/1/08	253,297
300,000	4.375%, 10/1/09	298,539
	Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
305,000	Series 1999, 5.65%, 11/1/13	317,529
320,000	Series 1999, 5.70%, 11/1/14	333,078
150,000	Series 2003-B, 4.85%, 11/1/11	154,329
50,000	Series 2003-A, 5.00%, 11/1/14	51,745
850,000	Series 2003-A, 5.85%, 11/1/23	915,084
100,000	Series 2003-A, 6.00%, 11/1/28	107,745
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health Partners Proj.):
300,000	4.50%, 12/1/06	301,410
1,500,000	4.50%, 12/1/07	1,512,990
1,000,000	5.25%, 12/1/08	1,029,660
750,000	5.25%, 12/1/12	788,745
700,000	5.25%, 12/1/13	738,416
1,150,000	5.00%, 12/1/14	1,190,181
500,000	5.875%, 12/1/29	532,120
150,000	Minneapolis Hsg. & Hlth. Care Facs. Rev. Series 1997 (Augustana Chapel View Homes Proj.),
	6.75%, 6/1/27	150,290

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Minneapolis Hlth. Care Fac. Rev.:
780,000	Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10	775,094
	Series 2004-A (Augustana Chapel View Homes Proj.):
280,000	4.00%, 1/1/07	278,006
315,000	5.20%, 1/1/11	313,145
500,000	5.75%, 1/1/19	505,945
500,000	5.80%, 1/1/24	506,355
	Series 2005 (Jones-Harrison Residence Proj.):
105,000	3.50%, 4/1/07	104,875
110,000	3.50%, 10/1/07	109,796
1,470,000	5.40%, 10/1/25	1,459,490
	Series 2005-E (Augustana Chapel View Homes Proj.):
190,000	4.00%, 6/1/08	190,304
200,000	4.20%, 6/1/09	200,862
205,000	4.40%, 6/1/10	206,105
220,000	4.55%, 6/1/11	221,690
240,000	4.80%, 6/1/13	241,546
250,000	4.90%, 6/1/14	251,435
255,000	5.00%, 6/1/15	257,188
270,000	5.10%, 6/1/16	272,824
285,000	5.25%, 6/1/17	288,448
	MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
	Series 1999 (Benedictine Care Centers Proj.):
115,000	5.45%, 2/1/09	115,821
120,000	5.45%, 8/1/09	120,924
120,000	5.50%, 2/1/10	121,008
125,000	5.50%, 8/1/10	126,105
	MN Agr. & Econ. Dev. Board Rev.:
	Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
410,000	5.80%, 8/1/08	423,698
750,000	6.55%, 8/1/16	817,635
770,000	Series 2002-B (Principal Custody Receipts Proj.), zero coupon, 3.85% effective yield, 11/15/22	613,698
	Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
345,000	5.40%, 2/1/09	354,974
220,000	5.50%, 2/1/12	231,128
	Series 2000-A (Fairview Hlth. Care Sys. Proj.):
10,000	6.375%, 11/15/22	10,847
20,000	6.375%, 11/15/29	21,520
	Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
110,000	4.10%, 12/1/10	109,556
225,000	4.40%, 12/1/14	224,698
	New Hope Hlth. Care Facs. Rev. Series 1999 (St. Therese Home, Inc. Proj.):
45,000	Series 2003-B, 3.00%, 10/1/06	44,740
300,000	Series 2003-A, 5.90%, 10/1/23	309,300
	New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
1,000,000	5.90%, 3/1/19	1,034,270
425,000	5.875%, 3/1/29	434,146
	North Oaks Presbyterian Loan Participation:
960,571	Series 2004-B, 4.25%, 12/15/34	963,097
692,377	Series 2004-C, 4.38%, 12/15/34	694,198
462,382	Series 2004-D, 4.75%, 12/15/34	462,534

See accompanying notes to portfolios of investments on page 58.	45

Sit Minnesota Tax-Free Income Fund March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Northfield Hospital Rev. Series 2001-C:
1,080,000	6.00%, 11/1/13	1,149,455
50,000	6.00%, 11/1/21	52,956
3,100,000	6.00%, 11/1/26	3,255,403
	Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
775,000	5.45%, 7/1/13	790,035
900,000	5.55%, 7/1/19	915,201
	Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
155,000	4.90%, 7/1/09	157,065
240,000	5.00%, 7/1/10	243,319
90,000	Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27	93,493
	Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.):
160,000	3.25%, 8/1/06	159,400
500,000	6.25%, 8/1/19	515,325
	Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
315,000	4.00%, 9/1/06	315,173
125,000	5.10%, 9/1/25	127,810
2,475,000	5.25%, 9/1/34	2,536,974
1,500,000	Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25	1,524,165
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
800,000	5.00%, 5/15/08	815,544
250,000	5.00%, 5/15/10	255,775
50,000	5.00%, 5/15/11	51,017
1,340,000	5.20%, 5/15/13	1,369,440
2,050,000	5.25%, 5/15/18	2,085,424
605,000	5.30%, 5/15/28	611,298
1,000,000	St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14	1,022,620
960,000	St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996-C
	(Franciscan Hlth. Cmmty. Proj., St. Mary’s Home), 7.00%, 7/1/21	963,533
	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp. Proj.):
200,000	5.00%, 2/1/07	202,316
300,000	4.00%, 2/1/11	296,172
200,000	5.00%, 2/1/13	204,774
225,000	5.00%, 2/1/14	228,733
400,000	St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001A (Model Cities Hlth. Ctr. Proj.), 6.50%, 11/1/11	413,512
1,140,000	St. Paul Port Auth. Lease Rev. Series 2005A (Health East Midway Campus Proj.), 5.00%, 5/1/10	1,148,653
150,000	White Bear Lake First Mtg. Rev. Series 2004 (Health East Care Ctr. Proj.), 2.75%, 11/1/06	148,704

		59,801,907

Industrial / Pollution Control (7.0%)
1,680,000	Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08 (4)	1,686,989
1,190,000	Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.), 4.15%, 4/1/10 (4)	1,159,405
500,000	Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22	501,440
655,000	East Grand Forks Industrial Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.), 5.40%, 4/1/11	669,331
180,000	Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22	182,146
1,000,000	Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001-B, zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15	920,680
	Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
940,000	4.00%, 12/1/07	932,640
650,000	4.00%, 12/1/08	640,490
965,000	4.00%, 12/1/09	942,631

Quantity ($)	Name of Issuer	Market Value ($)(1)

	MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
85,000	Series 1997, 5.00%, 3/1/12	86,007
45,000	Series 1997, 5.00%, 3/1/16	45,517
1,500,000	Series 1998, 5.00%, 3/1/14	1,534,590
185,000	Series 2001-A, 5.00%, 3/1/19	193,688
	Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
280,000	7.25%, 5/1/14 (4)(7)(8)	167,930
505,000	7.375%, 5/1/17 (4)(7)(8)	302,778
20,000	7.375%, 5/1/20 (4)(7)(8)	11,989
10,000	7.50%, 5/1/24 (7)(8)	5,994
525,000	Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs. Financing Auth.
	Industrial Rev. Series 1998A (Guaynabo Warehouse for Emergencies Proj.), 4.35%, 7/1/06	525,478
	Puerto Rico Childrens Trust Fund Tobacco Settlement Rev.:
300,000	Series 2002, 4.00%, 5/15/10	297,516
2,075,000	Series 2002, 5.375%, 5/15/33	2,117,662
465,000	Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12	465,684
265,000	Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%, 4/1/18 (4)	265,360
1,700,000	Seaway Port Auth. Duluth Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.), 4.20%, 5/1/13	1,692,435
	St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
105,000	4.75%, 3/1/08	106,521
95,000	5.125%, 3/1/12	97,588
500,000	5.35%, 3/1/18	512,520
	Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
750,000	zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14	682,597
1,610,000	5.00%, 5/15/21	1,609,903

		18,357,509

Insured (6.8%)
50,000	Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19	50,652
	Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
565,000	5.25%, 9/15/18	572,808
275,000	5.30%, 9/15/28	278,080
240,000	Hermantown Econ. Dev. Auth. Sales Tax Rev. Series 1998 (MBIA insured), 4.90%, 2/1/18	245,141
20,000	Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10	20,025
	Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A
	(Healthspan Hlth. Sys. Proj.) (Ambac insured):
175,000	5.00%, 11/15/13	175,168
3,265,000	4.75%, 11/15/18	3,267,122
	Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
390,000	Series 1998-A, 5.00%, 1/1/22	400,678
380,000	Series 1998-A, 5.00%, 1/1/30	386,593
1,650,000	Series 1998-B, 5.25%, 1/1/13 (4)	1,696,150
615,000	MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17	630,430
500,000	NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004, 4.25%, 1/1/14	497,360
305,000	North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10	305,247
	Perham Gas Utility Rev. Series 1999 (Radian insured):
300,000	5.35%, 6/1/19	311,085
50,000	5.45%, 6/1/29	51,150
100,000	Puerto Rico Elec. Pwr. Auth. Rev. Ref. Series 1997-CC (MBIA-IBC insured), 5.25%, 7/1/09	103,440
200,000	Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
	(Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16	202,436
1,000,000	Puerto Rico CommonWealth Public Impt. Series 2001 (FSA insured), 5.125%, 7/1/30	1,049,840

See accompanying notes to portfolios of investments on page 58.	47

Sit Minnesota Tax-Free Income Fund March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

300,000	Scott Co. Hsg. & Redev. Auth. Spl. Benefits Tax Series 1997-B (River City Centre Proj.)
	(Ambac insured), 5.45%, 2/1/20	309,024
	St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
510,000	Series 1996-B, 5.00%, 7/1/20	516,339
200,000	St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured), 5.125%, 5/1/09	208,032
245,000	St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured), 5.55%, 5/15/23	245,331
2,415,000	St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
	(FSA insured), 7.10%, 11/1/23	2,966,731
130,000	Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac insured),
	5.50%, 12/1/15	133,721
805,000	Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29	863,097
300,000	Western MN Pwr. Agy. Rev. Refunding Series 1996-A (Ambac insured), 5.50%, 1/1/12	311,313
1,750,000	White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11	1,870,102
145,000	Worthington Perm. Impt. Revolving Fd. G.O. Series 1998-A (FSA insured), 4.50%, 2/1/10	145,086

		17,812,181

Multifamily Mortgage (22.9%)
	Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley Villa Proj.) (GNMA collateralized):
40,000	4.90%, 8/1/09	40,899
1,520,000	5.25%, 8/1/18	1,547,922
	Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
650,000	Series 2000-A, 7.15%, 1/1/20	692,152
500,000	Series 2000-A, 7.25%, 1/1/32	532,010
488,534	Buffalo Hlth. Care C.O.P. Series 2004-C (Central MN Sr. Hsg., LLC Proj.), 7.50%, 2/20/33	488,759
	Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA collateralized):
640,000	7.05%, 1/1/12	641,120
780,000	7.125%, 1/1/17	781,334
860,000	7.125%, 1/1/21	861,462
150,000	7.15%, 1/1/27	150,235
530,000	7.15%, 1/1/23	530,880
425,000	7.15%, 1/1/25	425,671
	Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
1,280,000	Gross Rev. & Ltd. Tax Refunding Series 1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28	1,309,747
650,000	Rev. Refunding Series 1997-A (Waybury Apts. Proj.), 5.875%, 8/1/27	671,931
400,000	Subordinate Rev. Refunding Series 1997-C (Waybury Apts. Proj.), 8.00%, 8/1/27	411,532
	Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
210,000	5.00%, 9/1/09 (4)	204,345
495,000	5.375%, 9/1/14 (4)	465,721
700,000	Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
	6.50%, 5/1/25	723,590
	Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp. Proj.):
115,000	5.30%, 11/1/07	115,049
115,000	5.40%, 11/1/08	115,045
170,000	5.50%, 11/1/10	170,029
545,000	5.80%, 11/1/18	544,984
1,930,000	Eagan Multifamily Hsg. Rev. Refunding Series 1997-A (Woodridge Apts. Proj.), 5.95%, 2/1/32	2,005,559
	Eden Prairie Multifamily Hsg. Rev. Refunding:
25,000	Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08	25,426
300,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18	310,038
410,000	Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28	421,017
470,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21	513,000
675,000	Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31	731,680
1,185,000	Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43	1,280,203
980,000	Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43	970,661

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge Apts. Proj.):
100,000	5.125%, 2/1/18	102,685
650,000	5.25%, 2/1/28	660,998
	Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
1,100,000	6.625%, 10/1/11	1,153,911
295,000	6.875%, 10/1/14	298,749
	Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
300,000	5.75%, 10/1/17	300,210
290,000	6.00%, 10/1/21	290,200
	Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
500,000	5.50%, 12/1/25	516,145
1,270,000	5.50%, 12/1/29	1,307,122
	Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
45,000	Series 1999-B, 5.00%, 10/1/09	45,086
500,000	Series 1999-A, 5.20%, 10/1/19	508,210
1,660,000	Series 1999-A, 5.30%, 10/1/29	1,672,135
130,000	Series 1999-B, 5.70%, 10/1/29	131,117
500,000	Hastings Hsg. & Redev. Auth. Rev. Series 2001 (Augustana Apts. Proj.), 6.00%, 11/1/31	502,845
485,000	Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996-C (Auburn Apts. Proj.), 8.00%, 6/20/31	493,638
	Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
100,000	5.85%, 4/1/09	103,178
450,000	6.25%, 4/1/15	464,566
	Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
50,000	Series 2003-A, 3.50%, 10/1/06	49,993
115,000	Series 2003-A, 4.00%, 10/1/07	114,951
120,000	Series 2003-A, 4.50%, 10/1/08	119,916
1,400,000	Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29 (4)	1,255,758
	Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
1,605,000	Series 1999-A (GNMA collateralized), 6.75%, 7/20/30 (4)	1,679,151
100,000	Subordinate Series 1999-C-1, 8.00%, 11/1/30 (4)	102,832
255,000	Subordinate Series 1999-C-2, 8.00%, 11/1/30 (4)	262,222
200,000	Moorhead Econ Dev. Auth. Multifamily Rev. Series 1999-B (Eventide Sr. Hsg. Proj.), 5.90%, 6/1/19	200,150
	Minneapolis Multifamily Hsg. Rev.:
500,000	Series 2002-A (Keeler Apts. Proj.), 7.00%, 10/1/17	519,780
355,000	Series 1996 (Belmont Apts.), 7.25%, 11/1/16	355,461
500,000	Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08	512,155
5,020,000	Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19	5,124,617
1,000,000	Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18 (4)	1,014,590
325,000	Series 2000 (Garr Scott Loft Proj.)(LOC U.S. Bank), 5.95%, 5/1/30 (4)	338,640
50,000	Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08 (4)	49,227
50,000	MN HFA Rental Hsg. Rev. Series 1996-A, 6.10%, 8/1/27 (4)	51,153
85,000	MN HFA Rental Hsg. Rev. Series 2004-A, 4.875%, 8/1/24 (4)	85,909
125,000	MN HFA Rental Hsg. Rev. Series 1997-A, 5.45%, 8/1/11 (4)	128,223
1,300,000	MN HFA Rental Hsg. Rev. Series 2006-A2, 3.80%, 2/1/08 (4)	1,299,493
100,000	MN HFA Rental Hsg. Rev. Series 2000-A (Section 8), 5.375%, 2/1/09 (4)	103,280
	Minnetonka Multifamily Hsg. Rev. Refunding Series 1999-A (GNMA collateralized) (Archer Heights Apts. Proj.):
540,000	5.10%, 7/20/13 (4)	557,539
975,000	5.20%, 1/20/18 (4)	1,005,186

See accompanying notes to portfolios of investments on page 58.	49

Sit Minnesota Tax-Free Income Fund March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

	New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
95,000	5.35%, 12/1/08	95,978
100,000	5.40%, 12/1/09	101,209
105,000	5.50%, 12/1/10	106,442
110,000	5.60%, 12/1/11	111,521
200,000	6.125%, 12/1/19	204,170
	Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
145,000	4.50%, 7/1/09	144,298
115,000	4.75%, 7/1/10	114,468
	Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village Proj.):
150,000	5.35%, 8/1/15	148,773
200,000	5.625%, 8/1/20	198,334
550,000	5.75%, 8/1/25	544,258
250,000	6.00%, 8/1/31	249,975
	Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
325,000	4.25%, 4/1/08	327,044
600,000	5.00%, 4/1/12	610,260
	Plymouth Multifamily Hsg. Rev. Refunding (Fox Forest Apts. Proj.) (GNMA collateralized):
1,650,000	Series 1996-A, 8.05%, 6/20/31	1,707,668
625,000	Series 1996-C, 8.00%, 6/20/31	635,875
500,000	Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%, 12/1/15	485,275
2,800,000	Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC Household Finance) (Mandatory Put 9/1/17) 6.375%, 9/1/37 (4)	3,093,916
	Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
2,820,000	5.60%, 10/1/13	2,827,360
100,000	5.875%, 10/1/28	100,212
80,000	Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17	80,077
	Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
110,000	3.50%, 5/1/08	108,496
115,000	3.75%, 5/1/09	113,143
600,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
	(Northway Manor Apts. Proj.)(Section 8), 5.35%, 12/1/18	581,238
1,585,000	St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
	Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20	1,503,864
60,000	Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09	58,642
	St. Louis Park Multifamily Hsg. Rev. Refunding:
500,000	Series 1998-A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20	516,400
200,000	St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
	(Sun Cliffe Apts. Proj.)(GNMA collateralized), 5.875%, 7/1/15	205,496
3,210,000	St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
	Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33	3,420,993
755,000	Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999-A (Briar Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14	775,800

		60,334,207

Municipal Lease (3.5%) (5)
500,000	Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.), 5.125%, 2/1/24	514,750
40,000	Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28	40,486
100,000	Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10	99,603
15,981	Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06	16,109
175,000	Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998, 4.50%, 2/1/10	175,756
2,247,416	Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20	2,206,558
50,000	Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09	52,372

Quantity ($)	Name of Issuer	Market Value ($)(1)

89,000	Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%, 8/1/13	89,098
285,000	Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.), 6.10%, 2/1/08	288,049
900,000	Intermediate Sch. Dist. 287 Lease Rev. Series 2006, 4.78%, 3/15/13	917,901
125,000	Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.), 5.00%, 9/1/09	127,629
1,303,208	St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18	1,361,305
40,000	St. Paul ISD No. 625 C.O.P Series 1995-C, 5.40%, 2/1/10	40,057
400,000	St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%, 5/1/08	414,396
520,000	Scott Co. Hsg. & Red. Auth. Fac. Lease Rev. Series 1998 (Workforce Ctr. Proj.), 5.00%, 2/1/18	526,963
	Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
300,000	4.00%, 10/1/07	299,244
275,000	4.00%, 10/1/08	273,141
300,000	4.00%, 10/1/09	296,817
300,000	4.50%, 10/1/10	301,176
1,200,000	5.125%, 10/1/20	1,225,800

		9,267,210

Public Facilities (0.6%)
50,000	MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20	51,047
250,000	Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14	244,345
	Spring Grove Econ. Dev. Auth. Pub. Proj. Rev. Series 2006-A:
135,000	4.625%, 2/1/12	135,000
255,000	5.00%, 2/1/16	255,000
125,000	5.10%, 2/1/18	125,000
	Victoria Rec. Fac. Gross Rev. Ref. Crossover Series 2006-A:
205,000	4.55%, 8/1/17	203,163
210,000	4.65%, 8/1/18	208,820
360,000	4.90%, 8/1/23	358,063

		1,580,438

Single Family Mortgage (5.8%)
	Dakota County Hsg. & Redev. Auth. Single Family Mtg. Rev.,
20,000	Series 1995 (FNMA & GNMA backed), 6.25%, 10/1/09 (4)	20,000
	Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
45,000	Series 1997, 6.25%, 11/1/30	47,835
1,249,030	Series 2005-A3, 5.10%, 4/1/27	1,299,491
180,000	Minneapolis Redev. Mtg. Rev. Series 1987-A (Riverplace Proj.) (LOC Bk. of Tokyo), 7.10%, 1/1/20	180,734
93,264	Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12	93,419
	MN HFA Single Family Mtg. Rev.:
200,000	Series 1994-E, 5.90%, 7/1/25	201,852
115,000	Series 1996-D, 6.00%, 1/1/16	117,444
85,000	Series 1997-A, 5.60%, 7/1/09	86,921
295,000	Series 1997-I, 5.50%, 1/1/17	303,328
175,000	Series 1996-H, 6.00%, 1/1/21	178,693
640,000	Series 1997-D, 5.85%, 7/1/19 (4)	642,323
35,000	Series 1997-E, 5.90%, 7/1/29 (4)	35,131
15,000	Series 1997-G, 6.00%, 1/1/18	15,388
880,000	Series 1998-C, 5.25%, 1/1/17	881,346
70,000	Series 1998-F-1, 4.75%, 7/1/07	70,051
55,000	Series 1998-F, 4.95%, 7/1/08	55,207
275,000	Series 1998-F-1, 5.45%, 1/1/17	277,800
80,000	Series 1998-F, 5.70%, 1/1/17	80,822
415,000	Series 1999-B, 5.25%, 1/1/20	417,577
115,000	Series 2000-A, 5.75%, 7/1/18	116,103
135,000	Series 2000-C, 6.10%, 7/1/30 (4)	136,615

See accompanying notes to portfolios of investments on page 58.	51

Sit Minnesota Tax-Free Income Fund March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

30,000	Series 2001-B, 4.55%, 7/1/07 (4)	29,972
340,000	Series 2003-I, 4.30%, 7/1/11 (4)	342,846
595,000	Series 2003-I, 5.10%, 7/1/20 (4)	610,375
2,000,000	Series 2003-L-2, 2.35%, 1/1/31 (4)	1,974,360
5,000,000	Series 2005-D, 2.90%, 5/18/06	4,994,850
2,000,000	Series 2006-B, 5.00%, 1/1/37 (4)	2,066,660

		15,277,143

Utility (1.8%)
610,000	Chaska Electric Rev. Series 2000A, 5.50%, 10/1/06	615,539
1,500,000	MN Muni Pwr. Agy. Elec. Rev. Series 2005, 5.00%, 10/1/30	1,534,170
300,000	Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24	303,252
2,300,000	Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19	2,339,031

		4,791,992

Other Revenue Bonds (7.7%)
	Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties - Medical Clinic Proj.):
250,000	5.15%, 12/1/08	252,585
1,750,000	5.60%, 12/1/15	1,762,460
	Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant’s Ridge Rec. Area Proj.),
900,000	Series 2000, 7.25%, 11/1/16	943,452
	Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
125,000	Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11	125,371
170,000	Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07 (4)	172,712
500,000	Series 1999-1A (Discount Steel), 5.25%, 6/1/19 (4)	507,970
160,000	Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20	170,752
675,000	Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%, 7/1/08	666,023
325,000	Minneapolis Rev. Ref. Series 2006 (Univ. Gateway Proj.), 4.00%, 12/1/06	326,076
	Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
600,000	4.50%, 2/1/13	593,022
75,000	4.40%, 2/1/09	74,739
100,000	4.50%, 2/1/10	99,577
100,000	4.60%, 2/1/11	99,396
125,000	4.70%, 2/1/12	124,175
125,000	4.80%, 2/1/13	124,345
1,000,000	MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20 (4)	1,060,100
	St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
100,000	Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12	102,595
775,000	Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19	795,034
1,132,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28	1,170,556
1,059,000	Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28	1,122,572
3,000,000	Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29	3,022,980
2,000,000	Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29	1,988,460
1,263,000	Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28	1,336,810
1,335,000	Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28	1,352,155
	St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.):
205,000	3.50%, 10/1/07	204,496
715,000	5.00%, 10/125	744,072
475,000	Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B, 4.65%, 6/1/20	470,017
190,000	Steele Co. Hlth. Care Fac. Gross Rev. Unref. Bal. Series 2000 (Elderly Housing Proj.), 6.625%, 6/1/20	204,497

Quantity ($)	Name of Issuer	Market Value ($)(1)

	Victoria Recreational Facility Gross Rev. Series 2002:
70,000	4.75%, 2/1/12	70,925
75,000	4.75%, 8/1/12	75,992
85,000	5.10%, 8/1/15	86,862
415,000	Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999-A, 5.625%, 10/1/10	427,749

		20,278,527

Total municipal bonds (cost: $248,072,844)		249,990,758

Short-Term Securities (4.4%) (2)
980,000	Midwest Consortium of Muni Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.), variable rate, 1/1/25	980,000
1,445,000	Mpls. Nursing Home Rev. Ref. Series 2002 (Catholic Eldercare Proj.), variable rate, 12/1/27	1,445,000
2,200,000	Minneapolis Multifamily Rev. Series 2002 (St. Hedwigs Assisted Proj.), variable rate, 12/1/27	2,200,000
790,000	Minneapolis Multifamily Rev. Series 2001 (Seven Corners Apts. Proj.), variable rate, 11/1/31	790,000
1,000,000	Minneapolis & St. Paul Metro Arpts. Comm. Rev. Series 2004-A1, variable rate, 1/1/31	1,000,000
1,900,000	MN Higher Educ. Fac. Auth. Rev. Series 2002-N2 (St. Catherine Proj.), variable rate, 10/1/32	1,900,000
800,000	MN Higher Educ. Facs. Rev. Series 2003, variable rate, 10/1/33	800,000
	Robbinsdale Hlth. Care Facs. Rev. Series 2003 (North Memorial Health Proj.) (Ambac insured):
1,250,000	St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate, 2/1/26	1,250,000
1,343,193	Wells Fargo Minnesota Municipal Cash Fund, 2.30%	1,343,193

Total Short-Term Securities (cost: 11,708,193)		11,708,193

Total investments in securities (cost: $259,781,037) (6)		$261,698,951

See accompanying notes to portfolios of investments on page 58.	53

Sit Florida Tax-Free Income Fund
One Year Ended March 31, 2006

Senior Portfolio Managers Michael C. Brilley w Debra A. Sit, CFA w Paul J. Jungquist, CFA

          The Sit Florida Tax-Free Income Fund returned +3.55% for the fiscal year ended March 31, 2006, compared with a return of +2.14% for the Lehman 5-Year Municipal Bond Index. The Fund’s 30-day SEC yield was 4.19% and its 12-month distribution rate was 3.30% as of March 31, 2006, compared to 4.23% and 2.93%, respectively, at March 31, 2005.
          Over the past twelve months, the Federal Reserve increased the federal funds target rate by 0.25% on eight occasions for a total of 3.75% in fifteen consecutive moves since it began tightening monetary policy on June 30, 2004. The Federal Reserve’s tightening policy has caused a flattening of the municipal yield curve because long-term municipal bond yields have actually declined while short and intermediate municipal yields rose over the period, as well as since the Federal Reserve began raising rates to remove accommodative policy.
          The Fund invests in five different market sectors that each account for more than 5% of its holdings. All of those sectors substantially outperformed the benchmark, with returns at least 1% higher than the Index. The Fund’s duration averaged about 3.3 years over the past twelve months. The relatively short duration was the primary factor in the Fund’s strong relative performance over the fiscal year.
          We believe that the Federal Reserve is nearing the end of its tightening cycle. We expect the Federal Reserve to tighten by one to three additional 0.25% increases, depending on the pace of economic growth and inflation over the coming twelve-month period. We are forecasting a slowing of economic growth to about a +2.75% annual rate over the coming twelve months. We expect inflation to remain at about a +3.0% rate of increase, which will be a continuing concern for Federal Reserve policy. Intermediate-and longer-term bond yields are expected to drift to modestly higher levels. We anticipate taking advantage of higher bond yields by extending the duration of the Fund by a year or more over the coming twelve months. That duration extension is expected to result in higher monthly income distributions by late 2006.

INVESTMENT OBJECTIVE AND STRATEGY

          The objective of the Florida Tax-Free Income Fund is to provide a high level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.
          The Fund seeks to achieve its objective by investing primarily in municipal securities that generate interest income that is exempt from regular federal income tax and that are exempt from the Florida intangible personal property tax. During normal market conditions, the Fund invests 100% (and, as a fundamental policy, no less than 80%) of its net assets in such tax-exempt municipal securities. The Fund may invest up to 10% of its assets in securities that generate interest income subject to federal alternative minimum tax.

PORTFOLIO SUMMARY

Net Asset Value 3/31/06:	$9.96 Per Share
3/31/05:	$9.94 Per Share
Total Net Assets:	$3.8 Million
30-day SEC Yield:	4.19%
Tax Equivalent Yield:	6.45%(1)
12-Month Distribution Rate:	3.30%
Average Maturity:	13.0 Years
Duration to Estimated Avg. Life:	2.3 Years(2)
Implied Duration:	3.1 Years(2)
(1) For individuals in the 35.0% federal tax bracket.
(2) See next page.

PORTFOLIO STRUCTURE (% OF TOTAL NET ASSETS)

AVERAGE ANNUAL TOTAL RETURNS*

	Sit FL Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper FL Muni-Bond Fund Index

3 Month**	0.68%	0.02%	0.49%
6 Month**	1.52	0.32	n/a
1 Year	3.55	2.14	4.09
3 Years	n/a	n/a	n/a
5 Years	n/a	n/a	n/a
Inception	2.88	1.64	3.58
(12/31/03)

CUMULATIVE TOTAL RETURNS*
	Sit FL Tax-Free Income Fund	Lehman 5-Year Muni. Bond Index	Lipper FL Muni-Bond Fund Index

1 Year	3.55%	2.14%	4.09%
3 Years	n/a	n/a	n/a
5 Years	n/a	n/a	n/a
Inception	6.60	3.72	8.24
(12/31/03)
*As of 3/31/06.	**Not annualized.

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Average annual total returns include changes in share price as well as reinvestment of all dividends and capital gains. Management fees and administrative expenses are included in the Fund’s performance; however, fees and expenses are not incorporated in the Lehman 5-Year Municipal Bond Index.The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

(2) Duration is a measure which reflects estimated price sensitivity to a given change in interest rates. For example, for an interest rate change of 1%, a portfolio with a duration of 5 years would be expected to experience a price change of 5%. Estimated average life duration is based on current interest rates and the Adviser’s assumptions regarding the expected average life of individual securities held in the portfolio. Implied duration is calculated based on historical price changes of securities held by the Fund. The Adviser believes that the portfolio’s implied duration is a more accurate estimate of price sensitivity provided interest rates remain within their historical range. If interest rates exceed the historical range, the estimated average life duration may be a more accurate estimate of price sensitivity.

GROWTH OF $10,000

The sum of $10,000 invested at inception (12/31/03) and held until 3/31/06 would have grown to $10,660 in the Fund or $10,372 in the Lehman 5-Year Municipal Bond Index assuming reinvestment of all dividends and capital gains.

QUALITY RATINGS (% OF TOTAL NET ASSETS)

Sit Florida Tax-Free Income Fund
March 31, 2006

Portfolio of Investments

Quantity ($)	Name of Issuer	Market Value ($)(1)

Municipal Bonds (98.1%) (2)
Escrowed to Maturity / Prerefunded (8.4%)
90,000	Brevard Co. School Board C.O.P. Series 1996-B (Ambac insured), 5.50%, 7/1/21	92,229
25,000	Orange Co. School Board C.O.P. Series 1997-A, 5.375%, 8/1/22	25,766
20,000	Tampa - Hillsborough Expressway Auth. Rev. Series 1997, 5.00%, 7/1/27	20,539
	Tampa Rev. Allegany Hlth. Sys.:
50,000	Series 1993 (St. Anthony Hosp. Proj.), 5.125%, 12/1/15	50,057
75,000	Series 1993 (St. Joseph’s Hosp. Proj.) (MBIA insured), 5.125%, 12/1/23	75,085
50,000	Univ. of South FL Hsg. Fac. Rev. Series 1997-A (MBIA insured), 5.35%, 7/1/15	50,724

		314,400

Hospital / Health Care (9.2%)
	Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.):
50,000	5.125%, 10/1/14	51,216
65,000	5.125%, 10/1/19	66,162
	Highlands Co. Hlth. Facs. Auth. Rev. Series 2003-D (Adventist Hlth. Sys. Proj.):
15,000	6.00%, 11/15/25	16,133
25,000	5.875%, 11/15/29	26,779
	Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
25,000	5.25%, 10/1/10	26,177
50,000	5.50%, 10/1/14	52,364
100,000	South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.), 5.50%, 10/1/13	105,492

		344,323

Industrial / Pollution Control (0.8%)
30,000	Jacksonville Pollution Ctrl. Rev. Ref. Series 1996 (Anheuser-Busch Proj.), 5.70%, 8/1/31	30,425

Insured (45.2%)
50,000	Bay Med. Ctr. Hosp. Rev. Ref. Series 1996 (Bay Med. Ctr. Proj.) (Ambac insured), 5.55%, 10/1/15	51,303
70,000	Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater Proj.) (ACA insured), 5.40%, 5/1/13	71,920
40,000	Dade Co. Aviation Rev. Series 1997-C (Miami Intl. Airport Proj.), 5.125%, 10/1/27	40,801
40,000	Dade Co. Sch. Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/17	40,811
100,000	Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15	102,164
150,000	Dade Co. Special Oblig. Rev. Refunding Series 1996-B (Ambac insured), 5.00%, 10/1/35	152,660
45,000	FL Correctional Privatization C.O.P. Series 1995-B (Ambac insured), 5.00%, 8/1/17	45,705
50,000	FL HFC Hsg. Rev. Series 2000-D-1 (Augustine Club Apts. Proj.)(Ambac insured), 5.75%, 10/1/30	52,285
100,000	Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998-A (Halifax Mgmt. Sys. Proj.) (ACA insured), 5.00%, 4/1/12	101,655
95,000	Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa Proj.) (Radian insured), 5.75%, 4/1/18	100,138
	Lakeland Hosp. Sys. Rev. Refunding (Lakeland Regl. Med. Ctr. Proj.) (MBIA insured):
55,000	Series 1996, 5.25%, 11/15/25	56,544
50,000	Series 1997, 5.00%, 11/15/22	50,905
40,000	Miami - Dade Co. Impts. Public Svc. Tax Rev. Series 1999, 5.00%, 10/1/23	41,664
	Miami - Dade Co. Special Oblig. Rev. Series 1997-B (MBIA insured):	60,131
265,000	5.44% effective yield, 10/1/33	87,547
100,000	4.79% effective yield, 10/1/35
20,000	Ocala Cap. Impts. Rev. Series 1995 (Ambac insured), 5.375%, 10/1/22	20,425

Quantity ($)	Name of Issuer	Market Value ($)(1)

60,000	Orlando & Orange Co. Expwy. Auth. Rev. Junior Lien Series 1998 (FGIC insured), 5.00%, 7/1/28	61,295
90,000	Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.)(FSA insured), 5.25%, 8/1/18	90,101
75,000	Pinellas Co. Swr. Rev. Ref. Series 1998, 5.00%, 10/1/24	77,600
	Port Everglades Auth. Rev. Refunding & Impt. Series 1989-A:
45,000	(FSA insured), 5.00%, 9/1/16	45,018
150,000	(MBIA-IBC insured), 5.00%, 9/1/16	150,061
25,000	Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.)(MBIA insured), 5.625%, 8/15/26	25,645
170,000	Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998-A (MBIA insured), 5.00%, 11/1/21	176,020

		1,702,398

Multifamily Mortgage (21.2%)
100,000	Broward Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996 (Tamarac Pointe Apts. Proj.)(GNMA collateralized), 6.15%, 7/1/16	102,353
100,000	Capital Trust Agy. Hsg. Rev. Series 2005-B (Atlantic Hsg. Foundation Proj.), 4.50%, 7/1/15	100,445
45,000	Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and Village Square Apts. Proj.), 4.75%, 6/1/13	43,148
45,000	Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.), 5.25%, 8/15/15	46,616
20,000	Dade Co. Hsg. Fin. Auth. Multifamily Rev. Refunding Series 1996-A (New Horizons Proj.) (FHA insured), 5.88%, 7/15/24	20,718
120,000	Orange Co. Hlth. Facs. Auth. Rev. Refunding Series 2005 (Orlando Lutheran Proj.), 4.625%, 7/1/09	118,163
55,000	Palm Beach Co. Hsg. Fin. Auth. Rev. Refunding Series 1997-A (GNMA Mallard’s Cove Apts. Proj.), 5.95%, 10/20/31	55,295
120,000	Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.), 5.625%, 11/15/20	123,132
135,000	Plantation Hlth. Facs. Auth. Rev. Refunding Series 1998 (Covenant Village Proj.), 5.125%, 12/1/22	135,774
50,000	Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994-A (Lake Wales Gardens Proj.), 5.625%, 5/20/14	52,880

		798,524

Utility (1.7%)
15,000	Gainesville Utility Sys. Rev. Series 1996-A, 5.20%, 10/1/26	15,391
50,000	Jacksonville Elec. Auth. Rev. Refundng Series 1997 Issue 2-14 (St. John’s River Proj.), 4.90%, 10/1/08	50,543

		65,934

Other Revenue Bonds (11.6%)
15,000	Double Branch Cmnty. Dev. Dist. Rev. Series 2003-C, 5.125%, 5/1/08	15,080
100,000	Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003-B, 5.75%, 5/1/13	104,241
100,000	Forest Creek Cmnty. Dev. Dist. Impt. Rev. Series 2005-B, 4.85%, 5/1/11	99,996
25,000	Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001-B, 6.00%, 5/1/08	25,198
65,000	Panther Trace II Cmnty. Dev. Rev. Series 2005-B, 5.00%, 11/1/10	65,394
20,000	Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004-B, 5.125%, 5/1/11	20,119
5,000	Parklands West Cmnty. Dev. Dist. Rev. Series 2001-B, 6.00%, 5/1/06	5,005
100,000	Tisons Landing Cmnty. Dev. Dist. Special Assessment Series 2005-B, 5.00%, 11/1/11	100,591

		435,624

Total municipal bonds (cost: $3,692,657)		3,691,628

Total investments in securities (cost: $3,692,657) (6)		$3,691,628

See accompanying notes to portfolios of investments on page 58.	57

Sit Mutual Funds
March 31, 2006

Notes to Portfolios of Investments

(1)	Securities are valued by procedures described in note 1 to the financial statements.
(2)	Percentage figures indicate percentage of total net assets.
(3)	At March 31, 2006, 3.8% of net assets in the U.S. Government Securities Fund were invested in GNMA mobile home pass-through securities.
(4)

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At March 31, 2006, 10.1% of net assets in the Minnesota Tax-Free Income Fund was invested in such securities.

(5)

Rule 144A Securities, Section 4(2) Commercial Paper, and Municipal Lease Securities (“Restricted Securities”) held by the Funds which have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

(6)	At March 31, 2006 the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

Cost for federal income tax purposes	$69,976,908	$238,937,875	$369,994,518

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	—	$1,039,514	$3,424,522
Gross unrealized depreciation	—	(5,233,498)	(11,492,228)

Net unrealized appreciation (depreciation)	—	($4,193,984)	($8,067,706)

	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Cost for federal income tax purposes	$259,781,037	$3,692,657

Unrealized appreciation (depreciation) on investments:
Gross unrealized appreciation	$3,318,147	$16,200
Gross unrealized depreciation	(1,400,233)	(17,229)

Net unrealized appreciation (depreciation)	$1,917,914	($1,029)

(7)

These securities have been identified by the investment adviser as illiquid securities. The aggregate value of these securities at March 31, 2006, is $8,028,891 and $488,691 in the Tax-Free Income and Minnesota Tax-Free Income Funds respectively, which represents 2.2% and 0.2% of the Fund’s net assets, respectively.

(8)	Presently non-income producing securities. Items identified are in default as to payment of interest.

This page has been left blank intentionally.

Sit Mutual Funds
March 31, 2006

Statements of Assets and Liabilities

ASSETS	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

Investments in securities, at identified cost	$69,976,908	$238,937,875	$369,994,518

Investments in securities, at market value - see accompanying schedules for detail	$69,976,908	$234,743,891	$361,926,812
Investments in affiliated mutual funds	—	—	—
Cash in bank on demand deposit	664	52,729	3,031,186
Accrued interest and dividends receivable	—	1,425,471	5,136,732
Receivable for investment securities sold	—	19,641	686,817
Receivable for principal paydowns	—	173,874	—
Other receivables	—	—	15,000
Receivable for Fund shares sold	—	33,923	250,911

Total assets	69,977,572	236,449,529	371,047,458

LIABILITIES
Disbursements in excess of cash balances	—	—	—
Payable for investment securities purchased	—	908,250	2,440,485
Payable for Fund shares redeemed	—	11,112	172,156
Cash portion of dividends payable to shareholders	262,967	970,049	1,236,547
Other payables	—	1,145	13,046
Accrued investment management and advisory services fee	32,668	164,204	237,117

Total liabilities	295,635	2,054,760	4,099,351

Net assets applicable to outstanding capital stock	$69,681,937	$234,394,769	$366,948,107

Net assets consist of:
Capital (par value and paid-in surplus)	$69,681,937	$241,832,800	$404,510,089
Undistributed (distributions in excess of) net investment income	—	—	—
Accumulated net realized gain (loss) from security transactions	—	(3,244,047)	(29,494,276)
Unrealized appreciation (depreciation) on investments	—	(4,193,984)	(8,067,706)

	$69,681,937	$234,394,769	$366,948,107

Outstanding shares	69,685,412	22,419,940	37,737,329

Net asset value per share of outstanding capital stock	$1.00	$10.45	$9.72

ASSETS	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Investments in securities, at identified cost	$259,781,037	$3,692,657

Investments in securities, at market value - see accompanying schedules for detail	$261,698,951	$3,691,628
Investments in affiliated mutual funds	—	—
Cash in bank on demand deposit	—	17,460
Accrued interest and dividends receivable	3,870,835	66,535
Receivable for investment securities sold	—	—
Receivable for principal paydowns	—	—
Other receivables	1,662	—
Receivable for Fund shares sold	82,600	—

Total assets	265,654,048	3,775,623

LIABILITIES
Disbursements in excess of cash balances	125,546	—
Payable for investment securities purchased	1,102,724	—
Payable for Fund shares redeemed	24,137	—
Cash portion of dividends payable to shareholders	911,220	11,252
Other payables	—	—
Accrued investment management and advisory services fee	178,395	2,559

Total liabilities	2,342,022	13,811

Net assets applicable to outstanding capital stock	$263,312,026	$3,761,812

Net assets consist of:
Capital (par value and paid-in surplus)	$271,106,406	$3,780,347
Undistributed (distributions in excess of) net investment income	—	249
Accumulated net realized gain (loss) from security transactions	(9,712,294)	(17,755)
Unrealized appreciation (depreciation) on investments	1,917,914	(1,029)

	$263,312,026	$3,761,812

Outstanding shares	26,014,832	377,721

Net asset value per share of outstanding capital stock	$10.12	$9.96

See accompanying notes to financial statements on pages 66 - 70.	61

Sit Mutual Funds
One Year Ended March 31, 2006

Statements of Operations

	Money Market Fund	U.S. Government Securities Fund	Tax-Free Income Fund

Investment income:
Income:

Interest	$2,345,370	$12,418,656	$16,288,162

Total income	2,345,370	12,418,656	16,288,162

Expenses (note 3):
Investment management and advisory services fee	463,271	2,156,246	2,841,985
Less fees and expenses absorbed by investment adviser	(159,428)	(100,000)	(105,248)

Total net expenses	303,843	2,056,246	2,736,737

Net investment income	2,041,527	10,362,410	13,551,425

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	750,613	163,813

Net change in unrealized appreciation (or depreciation) on investments	—	(4,611,298)	(1,877,414)

Net gain (loss) on investments	—	(3,860,685)	(1,713,601)

Net increase (decrease) in net assets resulting from operations	$2,041,527	$6,501,725	$11,837,824

	Minnesota Tax-Free Income Fund	Florida Tax-Free Income Fund

Investment income:
Income:

Interest	$12,077,730	$162,199

Total income	12,077,730	162,199

Expenses (note 3):
Investment management and advisory services fee	1,981,777	31,616
Less fees and expenses absorbed by investment adviser	—	—

Total net expenses	1,981,777	31,616

Net investment income	10,095,953	130,583

Realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,717,166)	(848)

Net change in unrealized appreciation (or depreciation) on investments	2,238,861	3,022

Net gain (loss) on investments	521,695	2,174

Net increase (decrease) in net assets resulting from operations	$10,617,648	$132,757

See accompanying notes to financial statements on pages 66 - 70.	63

Sit Mutual Funds

Statements of Changes in Net Assets

	Money Market Fund		U.S. Government Securities Fund

	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005

Operations:
Net investment income	$2,041,527	$539,566	$10,362,410	$9,338,209
Net realized gain (loss) on investments	—	—	750,613	445,411
Net change in unrealized appreciation (depreciation) of investments	—	—	(4,611,298)	(5,039,411)

Net increase (decrease) in net assets resulting from operations	2,041,527	539,566	6,501,725	4,744,209

Distributions to shareholders from:
Net investment income	(2,041,527)	(539,566)	(10,362,410)	(9,338,209)
Net realized gains on investments	—	—	—	—

Total distributions	(2,041,527)	(539,566)	(10,362,410)	(9,338,209)

Capital share transactions:
Proceeds from shares sold	296,220,951	200,038,917	71,154,845	79,941,811
Reinvested distributions	1,012,883	370,743	9,696,616	8,604,289
Payments for shares redeemed	(265,692,551)	(206,878,981)	(101,005,681)	(112,984,057)

Increase (decrease) in net assets from capital share transactions	31,541,283	(6,469,321)	(20,154,220)	(24,437,957)

Total increase (decrease) in net assets	31,541,283	(6,469,321)	(24,014,905)	(29,031,957)
Net assets
Beginning of period	38,140,654	44,609,975	258,409,674	287,441,631

End of period	$69,681,937	$38,140,654	$234,394,769	$258,409,674

Capital transactions in shares:
Sold	296,221,341	200,038,917	6,709,932	7,477,550
Reinvested distributions	1,012,883	370,743	913,343	803,437
Redeemed	(265,692,551)	(206,878,981)	(9,546,473)	(10,566,532)

Net increase (decrease)	31,541,673	(6,469,321)	(1,923,198)	(2,285,545)

	Tax-Free Income Fund		Minnesota Tax-Free Income Fund		Florida Tax-Free Income Fund

	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005	Year ended March 31, 2006	Year ended March 31, 2005

Operations:
Net investment income	$13,551,425	$13,084,617	$10,095,953	$9,583,129	$130,583	$86,155
Net realized gain (loss) on investments	163,813	167,720	(1,717,166)	(866,459)	(848)	(16,907)
Net change in unrealized appreciation (depreciation) of investments	(1,877,414)	(4,863,575)	2,238,861	(2,863,486)	3,022	(12,025)

Net increase (decrease) in net assets resulting from operations	11,837,824	8,388,762	10,617,648	5,853,184	132,757	57,223

Distributions to shareholders from:
Net investment income	(13,551,425)	(13,084,617)	(10,095,953)	(9,583,129)	(130,583)	(86,155)
Net realized gains on investments	—	—	—	—	—	—

Total distributions	(13,551,425)	(13,084,617)	(10,095,953)	(9,583,129)	(130,583)	(86,155)

Capital share transactions:
Proceeds from shares sold	102,432,805	87,033,580	82,036,189	76,385,175	1,659,197	908,356
Reinvested distributions	11,757,251	11,151,316	8,392,121	7,518,703	123,600	83,963
Payments for shares redeemed	(99,396,238)	(91,902,209)	(60,672,379)	(64,912,684)	(1,195,917)	(438,402)

Increase (decrease) in net assets from capital share transactions	14,793,818	6,282,687	29,755,931	18,991,194	586,880	553,917

Total increase (decrease) in net assets	13,080,217	1,586,832	30,277,626	15,261,249	589,054	524,985
Net assets
Beginning of period	353,867,890	352,281,058	233,034,400	217,773,151	3,172,758	2,647,773

End of period	$366,948,107	$353,867,890	$263,312,026	$233,034,400	$3,761,812	$3,172,758

Capital transactions in shares:
Sold	10,475,538	8,870,281	8,076,581	7,547,028	166,249	91,158
Reinvested distributions	1,201,483	1,136,292	826,211	743,012	12,389	8,422
Redeemed	(10,161,560)	(9,369,595)	(5,976,372)	(6,424,729)	(120,146)	(43,911)

Net increase (decrease)	1,515,461	636,978	2,926,420	1,865,311	58,492	$55,669

See accompanying notes to financial statements on pages 66 - 70.	65

Sit Mutual Funds

Notes to Financial Statements

(1)	Summary of Significant Accounting Policies

The Sit Mutual Funds (the Funds) are 100% no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota and Florida Tax-Free Income Funds which are non - diversified), open-end management investment companies, or series thereof. The Sit Minnesota Tax-Free Income Fund and the Sit Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. The Sit Florida Tax-Free Income Fund is a series fund of Sit Mutual Funds Trust. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds. The investment objective for each Fund is as follows:

Significant accounting policies followed by the Funds are summarized below:

Fund	Investment Objectives

Money Market	Maximum current income with the preservation of capital and maintenance of liquidity.

U.S. Government Securities	High level of current income and safety of principal.

Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.

Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

Florida Tax-Free Income	High level of current income that is exempt from federal regular income tax by investing in securities that are exempt from the Florida intangibles tax.

Investments in Securities

Securities maturing more than 60 days from the valuation date, with the exception of those in Money Market Fund, are valued at the market price supplied by an independent pricing vendor based on current interest rates; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. When market quotations are not readily available, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, all securities in the Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Interest Income and are generated from the underlying investments.

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery, and the Funds maintain segregated assets with a market value greater than the amount of their purchase commitments. As of March 31, 2006, there were no Funds that had entered into when-issued or forward commitments.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

The Florida Tax-Free Income Fund concentrates its investments in Florida, and therefore may have more credit risk related to the economic conditions in the state of Florida than a portfolio with broader geographical diversification.

Line of Credit

The Funds have a $25,000,000 committed line of credit through PNC Bank, N.A., whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary purposes. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus fifty basis points (0.50%). The Funds had no borrowings outstanding during the year ended March 31, 2006.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2006 were as follows:

Year Ended March 31, 2006:

	Ordinary Income	Long Term Capital Gain	Total

Money Market	$2,041,527	—	$2,041,527
U.S. Government Securities	$10,362,410	—	$10,362,410
Tax-Free Income (*)	$13,551,425	—	$13,551,425
MN Tax-Free Income (*)	$10,095,953	—	$10,095,953
FL Tax-Free Income (*)	$130,583	—	$130,583

(*) 100% of dividends were derived from interest on tax-exempt securities.

Sit Mutual Funds

Notes to Financial Statements (continued)

Year Ended March 31, 2005:

	Ordinary Income	Long Term Capital Gain	Total

Money Market	$539,566	—	$539,566
U.S. Government Securities	$9,338,209	—	$9,338,209
Tax-Free Income (*)	$13,084,617	—	$13,084,617
MN Tax-Free Income (*)	$9,583,129	—	$9,583,129
FL Tax-Free Income (*)	$86,155	—	$86,155

(*) 100% of dividends were derived from interest on tax-exempt securities.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)

Money Market	$262,967	—	—
U.S. Government Securities	$970,049	($4,003,724)	($4,193,984)
Tax-Free Income	$1,236,547	($29,494,276)	($8,067,706)
MN Tax-Free Income	$911,220	($9,712,294)	$1,917,914
FL Tax-Free Income	$11,501	($17,755)	($1,029)

Undistributed net investment income and accumulated net realized gains from the Statements of Assets and Liabilities have been increased (decreased) by current permanent book-to-tax differences resulting in reclassifications of $249 in the Florida Tax Free Income Fund.

As of March 31, 2006, for federal income tax purposes, some Funds have capital loss carryovers which, if not offset by subsequent gains, will begin to expire as follows:

	Loss Carryover	Expiration Year

U.S. Government Securities	$4,003,724	2007
Tax-Free Income	$29,494,276	2008
MN Tax-Free Income	$9,712,294	2008
FL Tax-Free Income	$17,755	2013

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results. Actual results could differ from those estimates.

(2)	Investment Security Transactions
Purchases of and proceeds from sales and maturities of investment securities, other than short-term securities, for the period ended March 31, 2006, were as follows:

	Purchases ($)	Proceeds ($)

U.S. Government Securities Fund	328,395,049	346,445,838
Tax-Free Income Fund	273,923,758	258,472,491
Minnesota Tax-Free Income Fund	235,871,718	205,634,995
Florida Tax-Free Income Fund	2,456,095	1,799,344

For the Money Market Fund during the period ended March 31, 2006 purchases of and proceeds from sales and maturities of investment securities aggregated $1,327,785,532 and $1,298,391,846, respectively.

(3)	Expenses
Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily
Net Assets

Tax-Free Income Fund	.80%
Minnesota Tax-Free Income Fund	.80%
Florida Tax-Free Income Fund	.80%

	First	Over
	$50 Million	$50 Million

Money Market Fund	.80%	.60%
U.S. Government Securities Fund	1.00%	.80%

For the period October 1, 1993, through December 31, 2006, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the Tax-Free Income Fund to an annual rate

Sit Mutual Funds

Notes to Financial Statements (continued)

of .70% of the Fund’s average daily net assets in excess of $250 million and .60% of the Fund’s average daily net assets in excess of $500 million. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

For the period October 1, 1993, through December 31, 2006, the Adviser has voluntarily agreed to limit the flat monthly fee (and, thereby, all Fund expenses, except extraordinary expenses, interest, brokerage commissions and other transaction charges not payable by the Adviser) paid by the U.S. Government Securities Fund and Money Market Fund to an annual rate of .80% and .50%, respectively of the Fund’s average daily net assets. After December 31, 2006, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

Transactions with affiliates
The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of March 31, 2006:

	Shares	% Shares Outstanding

Money Market Fund	39,938,111	57.3	(*)
U.S. Government Securities Fund	501,473	2.2
Tax-Free Income Fund	1,903,673	5.0
Minnesota Tax-Free Income Fund	1,492,528	5.7
Florida Tax-Free Income Fund	247,459	65.5

(*) 49.9% of shares owned by other Sit Mutual Funds.

(4)	Financial Highlights
Per share data for a share of capital stock outstanding during the period and selected supplemental and ratio information for each period(s), are indicated on pages 71 through 75.

Sit Money Market Fund

Financial Highlights

	Years Ended March 31,

	2006		2005		2004		2003		2002

Net Asset Value:
Beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Operations:
Net investment income	0.03		0.01		0.01		0.01		0.03

Total from operations	0.03		0.01		0.01		0.01		0.03

Distributions to Shareholders:
From net investment income	(0.03)		(0.01)		(0.01)		(0.01)		(0.03)

Net Asset Value:
End of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total investment return (1)	3.28%		1.24%		0.60%		1.13%		2.63%

Net assets at end of period (000’s omitted)	$69,682		$38,141		$44,610		$73,843		$93,785

Ratios:
Expenses to average daily net assets	0.50	% (2)	0.50	% (2)	0.50	% (2)	0.50	% (2)	0.50	% (2)
Net investment income to average daily net assets	3.35	% (2)	1.22	% (2)	0.60	% (2)	1.14	% (2)	2.65	% (2)

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to .80% of average daily net assets for the first $50 million in Fund net assets and .60% of average daily net assets for Fund net assets exceeding $50 million. However, during the years ended March 31, 2006, 2005, 2004, 2003 and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .76%, .80%, .76%, .74%, and .70% for each of these periods and the ratio of net investment income to average daily net assets would have been 3.09%, .92%, .34%, .90%, and 2.45%, respectively.

Sit U.S. Government Securities Fund

Financial Highlights

	Years Ended March 31,

	2006		2005		2004		2003		2002

Net Asset Value:
Beginning of period	$10.62		$10.79		$10.83		$10.69		$10.59

Operations:
Net investment income	.43		.38		.27		.45		.58
Net realized and unrealized gains (losses) on investments	(.17)		(.17)		(.04)		.14		.10

Total from operations	.26		.21		.23		.59		.68

Distributions to Shareholders:
From net investment income	(.43)		(.38)		(.27)		(.45)		(.58)
From net realized gains	—		—		—		—		—

Total Distributions	(.43)		(.38)		(.27)		(.45)		(.58)

Net Asset Value:
End of period	$10.45		$10.62		$10.79		$10.83		$10.69

Total investment return (1)	2.45%		1.93%		2.19%		5.60%		6.53%

Net assets at end of period (000’s omitted)	$234,395		$258,410		$287,442		$408,840		$211,947

Ratios:
Expenses to average daily net assets	0.80	% (2)	0.80	%(2)	0.80	% (2)	0.80	% (2)	0.80	% (2)
Net investment income to average daily net assets	4.03	% (2)	3.51	%(2)	2.48	% (2)	3.98	% (2)	5.40	% (2)
Portfolio turnover rate (excluding short-term securities)	60.37%		36.64%		61.99%		77.06%		54.69%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to 1.00% of average daily net assets for the first $50 million in Fund net assets and .80% of average daily net assets for Fund net assets exceeding $50 million. However, during the years ended March 31, 2006, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .84%, .84%, .83%, .83%, and .85% for each of these periods and the ratio of net investment income to average daily net assets would have been 3.99%, 3.47%, 2.45%, 3.95%, and 5.35%, respectively.

Sit Tax-Free Income Fund

Financial Highlights

	Years Ended March 31,

	2006		2005		2004		2003		2002

Net Asset Value:
Beginning of period	$9.77		$9.90		$9.94		$9.82		$9.90

Operations:
Net investment income	.37		.38		.42		.45		.48
Net realized and unrealized gains (losses) on investments	(.05)		(.13)		(.04)		.12		(.08)

Total from operations	.32		.25		.38		.57		.40

Distributions to Shareholders:
From net investment income	(.37)		(.38)		(.42)		(.45)		(.48)
From net realized gains	—		—		—		—		—

Total distributions	(.37)		(.38)		(.42)		(.45)		(.48)

Net Asset Value:
End of period	$9.72		$9.77		$9.90		$9.94		$9.82

Total investment return (1)	3.35%		2.54%		3.89%		5.90%		4.05%

Net assets at end of period (000’s omitted)	$366,948		$353,868		$352,281		$414,419		$440,431

Ratios:
Expenses to average daily net assets	0.77	% (2)	0.77	% (2)	0.76	% (2)	0.76	% (2)	0.75	% (2)
Net investment income to average daily net assets	3.81	% (2)	3.84	% (2)	4.23	% (2)	4.53	% (2)	4.79	% (2)
Portfolio turnover rate (excluding short-term securities)	32.93%		41.29%		32.33%		37.98%		40.02%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)

Total Fund expenses are contractually limited to .80% of average daily net assets. However, during the years ended March 31, 2006, 2005, 2004, 2003, and 2002, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been .80% for these periods, and the ratio of net investment income to average daily net assets would have been 3.78%, 3.81%, 4.19%, 4.49%, and 4.74%, respectively.

Sit Minnesota Tax-Free Income Fund

Financial Highlights

	Years Ended March 31,

	2006	2005	2004	2003	2002

Net Asset Value:
Beginning of period	$10.09	$10.26	$10.22	$9.99	$10.01

Operations:
Net investment income	.41	.44	.46	.47	.49
Net realized and unrealized gains (losses) on investments	.03	(.17)	.04	.23	(.02)

Total from operations	.44	.27	.50	.70	.47

Distributions to Shareholders:
From net investment income	(.41)	(.44)	(.46)	(.47)	(.49)

Net Asset Value:
End of period	$10.12	$10.09	$10.26	$10.22	$9.99

Total investment return (1)	4.46%	2.69%	4.99%	7.14%	4.74%

Net assets at end of period (000’s omitted)	$263,312	$233,034	$217,773	$219,368	$195,275

Ratios:
Expenses to average daily net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income to average daily net assets	4.07%	4.33%	4.47%	4.62%	4.87%
Portfolio turnover rate (excluding short-term securities)	54.91%	29.33%	27.31%	19.51%	23.81%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

Sit Florida Tax-Free Income Fund

Financial Highlights

	Years Ended March 31,		Three months Ended March 31,

	2006	2005	2004

Net Asset Value:
Beginning of period	$9.94	$10.05	$10.00

Operations:
Net investment income	.33	.29	.06
Net realized and unrealized gains (losses) on investments	.02	(.11)	.05

Total from operations	.35	.18	.11

Distributions to Shareholders:
From net investment income	(.33)	(.29)	(.06)

Net Asset Value:
End of period	$9.96	$9.94	$10.05

Total investment return (1)	3.55%	1.84%	1.08%

Net assets at end of period (000’s omitted)	$3,762	$3,173	$2,648

Ratios:
Expenses to average daily net assets	0.80%	0.80%	0.80	% (2)
Net investment income to average daily net assets	3.30%	2.93%	2.49	% (2)
Portfolio turnover rate (excluding short-term securities)	58.46%	29.52%	3.45%

(1)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2)	Adjusted to an annual rate.

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Shareholders
Sit Money Market Fund, Inc.
Sit U.S. Government Securities Fund, Inc.
Sit Mutual Funds II, Inc.
Sit Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Sit Money Market Fund, Inc., Sit U.S. Government Securities Fund, Inc., Sit Tax-Free Income Fund (a series of Sit Mutual Funds II, Inc.), Sit Minnesota Tax-Free Income Fund (a series of Sit Mutual Funds II, Inc.), and Sit Florida Tax-Free Income Fund (a series of Sit Mutual Funds Trust) (the “Funds”), as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversights Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sit Money Market Fund, Sit U.S. Government Securities Fund, Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund, and Sit Florida Tax-Free Income Fund as of March 31, 2006, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Minneapolis, Minnesota
May 12, 2006

Sit Mutual Funds

Expense Example (Unaudited)

          As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 to March 31, 2006.

Actual Expenses

          The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
Money Market Fund	(10/1/05)	(3/31/06)	(10/1/05 - 3/31/06)

Actual	$1,000.00	$1,018.80	$2.50

Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sit Mutual Funds

Expense Example (Continued)

U.S. Government Securities Fund	Beginning Account Value (10/1/05)	Ending Account Value (3/31/06)	Expenses Paid During Period* (10/1/05 - 3/31/06)
Actual	$1,000.00	$1,006.40	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Tax-Free Income Fund	Beginning Account Value (10/1/05)	Ending Account Value (3/31/06)	Expenses Paid During Period* (10/1/05 - 3/31/06)
Actual	$1,000.00	$1,012.10	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Minnesota Tax-Free Income Fund	Beginning Account Value (10/1/05)	Ending Account Value (3/31/06)	Expenses Paid During Period* (10/1/05 - 3/31/06)
Actual	$1,000.00	$1,016.30	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Florida Tax-Free Income Fund	Beginning Account Value (10/1/05)	Ending Account Value (3/31/06)	Expenses Paid During Period* (10/1/05 - 3/31/06)
Actual	$1,000.00	$1,015.20	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sit Mutual Funds

Federal Tax Information (Unaudited)

We are required by Federal tax regulations to provide shareholders with certain information regarding dividend distributions on an annual fiscal year basis. The figures are for information purposes only and should not be used for reporting to federal or state revenue agencies. All necessary tax information will be mailed in January each year.

Fund and Payable Date	Ordinary Income (a)		Long-Term Capital Gain (b)

Money Market Fund

April 30, 2005	$0.00187		$—
May 31, 2005	0.00217		—
June 30, 2005	0.00214		—
July 31, 2005	0.00221		—
August 31, 2005	0.00269		—
September 30, 2005	0.00259		—
October 31, 2005	0.00281		—
November 30, 2005	0.00293		—
December 31, 2005	0.00304		—
January 31, 2006	0.00342		—
February 28, 2006	0.00307		—
March 31, 2006	0.00348		—

	$0.03241	(c)	$0.00000

Tax-Free Income Fund

April 30, 2005	$0.02967		$—
May 31, 2005	0.03293		—
June 30, 2005	0.03063		—
July 31, 2005	0.02923		—
August 31, 2005	0.03310		—
September 30, 2005	0.03042		—
October 31, 2005	0.03097		—
November 30, 2005	0.03032		—
December 31, 2005	0.03053		—
January 31, 2006	0.03275		—
February 28, 2006	0.02927		—
March 31, 2006	0.03331		—

	$0.37313	(d)	$0.00000

Fund and Payable Date	Ordinary Income (a)		Long-Term Capital Gain (b)

U.S. Government Securities Fund

April 30, 2005	$0.02918		$—
May 31, 2005	0.03498		—
June 30, 2005	0.03508		—
July 31, 2005	0.03094		—
August 31, 2005	0.03786		—
September 30, 2005	0.03290		—
October 31, 2005	0.03560		—
November 30, 2005	0.03669		—
December 31, 2005	0.03555		—
January 31, 2006	0.03817		—
February 28, 2006	0.03959		—
March 31, 2006	0.04198		—

	$0.42851	(c)	$0.00000

Minnesota Tax-Free Income Fund

April 30, 2005	0.03254		—
May 31, 2005	0.03952		—
June 30, 2005	0.03530		—
July 31, 2005	0.03316		—
August 31, 2005	0.03781		—
September 30, 2005	0.03131		—
October 31, 2005	0.03439		—
November 30, 2005	0.03370		—
December 31, 2005	0.03396		—
January 31, 2006	0.03548		—
February 28, 2006	0.03166		—
March 31, 2006	0.03517		—

	$0.41400	(d)	$0.00000

Fund and Payable Date	Ordinary Income (a)		Long-Term Capital Gain (b)

Florida Tax-Free Income Fund

April 30, 2005	$0.02430		$—
May 31, 2005	0.02582		—
June 30, 2005	0.02452		—
July 31, 2005	0.02591		—
August 31, 2005	0.02978		—
September 30, 2005	0.02770		—
October 31, 2005	0.02851		—
November 30, 2005	0.02710		—
December 31, 2005	0.02760		—
January 31, 2006	0.03079		—
February 28, 2006	0.02700		—
March 31, 2006	0.02979		—

	$0.32881	(d)	$0.00000

(a)	Includes distributions of short-term gains, if any, which are taxable as ordinary income.

(b)	Taxable as long-term gain.

(c)	Taxable as dividend income and does not qualify for deduction by corporations or reduced dividend income tax rate for individuals.

(d)

100% of dividends were derived from interest on tax-exempt securities. This portion of exempt-interest dividends is exempt from federal taxes and should not be included in shareholders' gross income. Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

Sit Mutual Funds

Information about Directors and Officers

The Sit Mutual Funds are a family of 13 no-load mutual funds. The five Bond Funds described in this Bond Funds Annual Report are the Sit Money Market Fund, Sit U.S. Government Securities Fund, Sit Tax-Free Income Fund, Sit Minnesota Tax-Free Income Fund, and Sit Florida Tax-Free Income Fund (the “Funds” or individually, a “Fund”). The eight Stock Funds within the Sit Mutual Fund family are described in The Stock Funds Annual Report. The Sit Money Market Fund, Sit U.S. Government Securities Fund, the corporate issuer of the Sit Florida Tax-Free Income Fund and the corporate issuer of the Sit Tax-Free Income Fund and the Sit Minnesota Tax-Free Income Fund have a Board of Directors and officers. Pursuant to Minnesota law, the Boards of Directors are responsible for the management of the Funds and the establishment of the Funds’ policies. The officers of the Funds manage the day-to-day operation of the Funds. Information pertaining to the directors and officers of the Funds is set forth below. The business address, unless otherwise noted below, is that of the Funds’ investment adviser – 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402. The Boards have a separate Audit Committee. The Bond Funds’ SAI has additional information about the Funds directors and is available without charge upon request by calling the Sit Funds at 800-332-5580.

Name, Address and Age	Position Held with the Funds	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(4)
Interested Directors:
Eugene C. Sit (2) Age: 67	Director and Chairman	Director since inception.	Chairman, CEO and CIO of Sit Investment Associates, Inc. (the “Adviser”) and Sit/Kim International Investment Associates, Inc. (“Sit/ Kim”); Director of SIA Securities Corp. (the “Distributor”), and Chairman and CEO of Sit Investment Fixed Income Advisors, Inc. (“SF”).	13	Corning Incor- porated; Smurfit Stone Container Corporation
William E. Frenzel (2) Age: 77	Director	Director since 1991 or the Fund’s inception if later.	Guest Scholar at The Brookings Institution and member of several government policy committees, foundations and organizations; Advisory Director of the Adviser; Director of Sit/ Kim and SF.	13	None.

Name, Address and Age	Position Held with the Funds	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(4)
Independent Directors(5):
Melvin C. Bahle Age: 87	Director	Director since 2005; Director Emeritus since 1995. Director from inception to 1995.	Director and/or officer of several foundations and charitable organizations.	13	None.
John P. Fagan Age: 75	Director	Elected as Director at February 19, 2006 Board Meeting.	Honorary member on Board of St. Joseph’s College in Rensselaer, Indiana.	13	None.
Sidney L. Jones Age: 72	Director	Director since 1988 to 1989 and since 1993 or the Fund’s inception if later.	Lecturer, Washington Campus Consortium of 17 Universities; Senior Advisor to Lawrence and Company, Toronto, Canada (investment management).	13	None.
Bruce C. Lueck Age: 65	Director	Director since 2004 or the Fund’s inception, if later.	Consultant for Zephyr Management, L.P. (investment management) and committee member of several investment funds and foundations. President & CIO, Okabena Investment Services, Inc. from 1985 to 2003; Board Member, Okabena Company from 1985 to 2003.	13	None.
Donald W. Phillips Age: 57	Director	Director of the International Fund since 1993, and since 1990 or the Fund’s inception if later for all other Funds.	Chairman and CEO of WP Global Partners Inc., 7/05 to present; CEO and CIO of WestLB Asset Management (USA) LLC from 4/00 to 3/05.	13	None.

Sit Mutual Funds
Information about Directors and Officers (Continued)

Name, Address and Age	Position Held with the Funds	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(4)
Officers:
Mark H. Book Age: 42	Vice President – Investments	Re-Elected by the Boards annually; Officer since 2002.	Vice President and Portfolio Manager of SF.	N/A	N/A
Kelly K. Boston Age: 37	Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Staff Attorney of the Adviser.	N/A	N/A
Michael C. Brilley Age: 60	Senior Vice President	Re-Elected by the Boards annually; Officer since 1985.	Senior Vice President and Senior Fixed Income Officer of the Adviser; Director, President and Chief Fixed-Income Officer of SF. Director of the Sit Funds (Bond Funds only) through 4/30/02.	N/A	N/A
Bryce A. Doty Age: 39	Vice President – Investments	Re-Elected by the Boards annually; Officer since 1996.	Vice President and Portfolio Manager of SF.	N/A	N/A
Paul J. Jungquist Age: 44	Vice President – Investments	Re-Elected by the Boards annually; Officer since 1996.	Vice President and Portfolio Manager of SF.	N/A	N/A
Peter L. Mitchelson Age: 64	Vice Chairman	Re-Elected by the Boards annually; Officer since inception.	Director and Vice Chairman of the Adviser; Director and Executive Vice President of Sit/Kim; Director of the Distribu- tor; and Vice Chairman of SF; Director of the Sit Funds through 4/30/02.	N/A	N/A
Michael J. Radmer 50 S. 6th Street Minneapolis, MN 55402 Age: 60	Secretary	Re-Elected by the Boards annually; Officer since 1984.	Partner of the Funds’ general counsel, Dorsey & Whitney, LLP	N/A	N/A

Name, Address and Age	Position Held with the Funds	Term of Office(1) and Length of Time Served	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director(4)
Officers (Continued):
Paul E. Rasmussen Age: 45	Vice President & Treasurer	Re-Elected by the Boards annually; Officer since 1994.

Vice President, Secretary, Controller and Chief Compliance Officer of the Adviser; Vice President, Secretary, and Chief Compliance Officer of Sit/Kim and SF; Presi- dent and Treasurer of the Distributor.

				N/A	N/A
Carla J. Rose Age: 39	Vice President, Assistant Secretary & Assistant Treasurer	Re-Elected by the Boards annually; Officer since 2000.	Vice President, Administration & Deputy Controller of the Adviser; Vice President, Administration and Controller of Sit/Kim; Controller and Treasurer of SF	N/A	N/A
Debra A. Sit (3) Age: 45	Vice President – Investments	Re-Elected by the Boards annually; Officer since 1994.	Vice President- Bond Investments of the Adviser; Senior Vice President, Assistant Treasurer and Assistant Secretary of SF; Assistant Treasurer and Assistant Secretary of Sit/Kim.	N/A	N/A
Roger J. Sit (3) Age: 44	Executive Vice President	Re-Elected by the Boards annually; Officer since 1998.	Director and President of the Adviser; Director, President, COO, and Deputy CIO of Sit/Kim.	N/A	N/A

(1)	Directors serve until their death, resignation, removal or the next shareholder meeting at which election of directors is an agenda item and a successor is duly elected and qualified.
(2)

Directors who are deemed to be “interested persons” of the Funds as that term is defined by the Investment Company Act of 1940. Mr. Sit is considered an “interested person” because he is an officer of Sit Investment Associates, Inc., the Fund’s investment adviser. Mr. Frenzel is deemed to be an interested person because he is a director and shareholder of the Fund’s investment adviser.

(3)	Mr. Roger Sit is the son of Eugene C. Sit. Ms. Debra Sit is the daughter of Eugene C. Sit.
(4)	Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.
(5)	Director John E. Hulse served as Director of the Funds from 1995 until his death on December 24, 2005.

Sit Mutual Funds

Additional Information

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting polices and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30 is available 1) without charge upon request by calling the Funds at 1-800-332-5580; and 2) on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on the Funds’ Forms N-Q is also available without charge upon request by calling the Funds at 1-800-332-5580.

RE-APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At their joint meeting held on October 17, 2005 the Boards of Directors of the Sit Mutual Funds unanimously approved the continuation for another one year period the investment management agreements entered into by and between Sit Investment Associates, Inc. (“SIA”) and Sit Mutual Funds II, Inc. dated November 1, 1992; Sit U.S. Government Securities Fund, Inc. dated November 1, 1992; Sit Money Market Fund, Inc. dated November 1, 1992; and Sit Mutual Funds Trust dated December 15, 2003 (the “Advisory Agreements”).

The Boards approved the Agreements after a lengthy discussion and consideration of various factors relating to both the Boards’ selection of SIA as the investment adviser and the Boards’ approval of the fees to be paid under the Agreements.

Investment Adviser Criteria
The Directors began their analysis by discussing their criteria for determining the quality of an investment adviser. The Directors’ noted that their analysis is similar to that used by institutional investors in evaluating and selecting investment advisers. The Directors discussed several factors used to determine the overall quality of an investment adviser, including the following:

Investment Philosophy and Process. The Directors considered SIA’s philosophy of managing assets. With respect to fixed income securities, SIA stresses the consistent attainment of superior risk-adjusted returns using a conservative investment management approach that identifies pricing anomalies in the market and management of portfolio duration.

With respect to fixed income securities, SIA seeks investment grade securities with a special emphasis on interest income and significant stability of principal value. SIA’s style seeks to avoid excessive return volatility and generate consistent results over an economic cycle. The Directors noted that the Bond Funds’ objectives are to seek high current income. The Directors reviewed the Bond Funds’ characteristics, and noted that SIA has consistently managed the Bond Funds in this style. The Directors noted that since the Bond Funds emphasize income, they may at times not rank highly in total return comparisons with other funds during certain periods.

The Directors discussed SIA’s consistent and well-defined investment process. With respect to fixed income securities, the port folio managers are responsible for implementing the strategy set forth in the Chief Fixed Income Officer’s duration targets and the Chief Investment Officer’s interest rate projections.

Investment Professionals. The Directors discussed the experience, knowledge and organizational stability of SIA and its investment professionals. The Directors noted that SIA’s senior founding professionals are actively involved in the investment process and have led the organization since its inception in 1981 which has provided not only organizational stability, but a consistent portfolio management style. The senior professionals of SIA are among the most experienced professionals in the industry.

The Directors discussed the depth of SIA’s investment staff. The Directors noted that SIA has over 30 investment professionals. Given the investment products offered by SIA and the assets under management, the Directors determined that SIA’s investment staff is well positioned to meet the current needs of its clients, including the Funds, and to accommodate growth in the number of clients and assets under management for the near future. The Directors concluded that the depth of the investment staff, and in particular senior management and investment analysts, is actually greater than the Funds currently require at their present asset size. The Directors noted that SIA has the resources of a $6 billion investment firm working for the benefit of the Fund shareholders.

Investment Performance. The Directors reviewed and discussed the Funds’ investment performance on an absolute and comparable basis for various periods as discussed below. The Directors noted that the investment performance of the Funds has generally been competitive with indices and other funds with similar investment styles as the Funds, such as fixed income funds seeking to maximize income.

Corporate Culture. The Directors discussed SIA’s corporate values to operate under the highest ethical and professional standards. SIA’s culture is set and practiced by senior management who insist that all professionals exhibit honesty and integrity. The Board noted that the firm’s values are evident in all of the services provided to the Funds.

Sit Mutual Funds

Additional Information (Continued)

Review of Specific Factors

The Directors continued their analysis by reviewing specific information on SIA and the Funds and specific terms of the Agreements, including the following.

Investment Performance
The Directors reviewed investment performance of each Fund for 1 month, 3 months, 6 months, year-to-date, 1 year, 5 years (as applicable), 10 years (as applicable) and since inception, both on an absolute basis and on a comparative basis to indices and mutual funds within the same investment categories. As noted above, the Directors concluded that the investment performance of the Funds has been competitive in relation to their stated objectives and strategies on a comparable basis with funds with similar objectives and strategies.

Fees and Expenses
The Directors noted that the Funds pay SIA a monthly fee and SIA is responsible for all of the Funds’ expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. The Directors reviewed fees paid in prior years and the fees to be paid under the Agreements, both before and after the voluntary waiver of fees by SIA with respect to the Tax-Free Income Fund, U.S. Government Fund and Money Market Fund. The Directors reviewed the average and median expense ratios of mutual funds within the same investment category for each Fund. The Directors noted that each Fund’s total expense ratio compares favorably to the total expense ratios of other no-load funds within the Fund’s Morningstar category, and are lower than the average total expense ratio for the full Morningstar category. The Directors concluded that the fees paid by the Funds are reasonable and appropriate.

The Directors reviewed the extent to which the fees to be paid under the Agreements by each Fund may be affected by an increase in the Fund’s assets, which included reviewing each Fund’s current and historical assets and the likelihood and magnitude of future increases in the Fund’s assets. It was noted that three of the fixed-income funds have tiered investment fee schedules after SIA’s voluntary fee waiver. The Directors agreed that it is appropriate that the Funds benefit from improved economies of scale as the Funds’ assets increase. However, the Directors concluded that given the limited size of the Funds, negotiating a graduated fee structure for each Fund is unnecessary since it is unlikely that the size of the Funds will increase enough to justify a graduated fee schedule within the near future.

The Directors reviewed the expenses paid by SIA relating to the operations of the Funds, and SIA’s income with respect to the management of the Funds for the past two calendar years. The Directors concluded that the expenses paid were appropriate.

The Directors reviewed SIA’s investment advisory fee schedule for investment management services provided to other clients. The Directors compared the services provided to the Funds and other clients of SIA, and recognized that the Funds’ expenses are borne by SIA. The Directors concluded that the fees paid by the Funds in relation to the fees paid by other SIA clients were appropriate and reasonable. The Directors also concluded that SIA’s profit margin with respect to the management of the Funds was appropriate.

The Directors discussed the extent to which SIA receives benefits from the relationship with the Funds such as soft dollar arrangements by which brokers provide research services to SIA as a result of brokerage generated by the Funds. The Board concluded that any benefits SIA receives from its relationship with the Funds are well within industry norms and are reflected in the amount of the fees paid by the Funds to SIA and are appropriate and reasonable.

Non-Advisory Services
The Directors considered the quality of non-advisory services which SIA provides to the Funds (and their shareholders) and the quality and depth of SIA’s non-investment personnel who provide such services. Directors concluded that the level of such services and the quality and depth of such personnel are consistent with industry standards.

Finally, the Directors considered the compliance staff and the regulatory history of SIA and the Funds, and concluded that both are consistent with industry standards.

A Look at Sit Mutual Funds

          Sit Mutual Funds are managed by Sit Investment Associates, Inc. Sit Investment Associates was founded by Eugene C. Sit in July 1981 and is dedicated to a single purpose, to be one of the premier investment management firms in the United States. Sit Investment Associates currently manages approximately $6.8 billion for some of America’s largest corporations, foundations and endowments.

          Sit Mutual Funds are comprised of thirteen no-load Funds. The Stock Funds, excluding the Balanced Fund, charge a 2% redemption fee on shares held less than 30 days.

Sit Mutual Funds offer:

•	Free telephone exchange
•	Dollar-cost averaging through an automatic investment plan
•	Electronic transfer for purchases and redemptions
•	Free checkwriting privileges on Bond Funds
•	Retirement accounts including IRAs and 401(k) plans

A N N U A L   R E P O R T   B O N D   F U N D S
One Year Ended March 31, 2006

INVESTMENT ADVISER
Sit Investment Associates, Inc.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

DISTRIBUTOR
SIA Securities Corp.
3300 IDS Center
80 South Eighth Street
Minneapolis, MN 55402
612-334-5888 (Metro Area)
800-332-5580

CUSTODIAN
PFPC Trust Company
P. O. Box 9763
Providence, RI 02940

TRANSFER AGENT AND
DISBURSING AGENT
PFPC, Inc.
P.O. Box 9763
Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
90 South Seventh Street
Suite 4200
Minneapolis, MN 55402

LEGAL COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street, Suite 1500
Minneapolis, MN 55402

Item 2:    Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:    Audit Committee Financial Expert.
The registrant’s Board of Directors has determined that Mr. Melvin C. Bahle, Mr. John P. Fagan, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Bahle, Mr. Fagan, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.

Item 4:    Principal Accountant Fees and Services.
(a) – (d)    Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	Other Fees (d)
Fiscal year ended March 31, 2006	17,300	0	3,860	0
Fiscal year ended March 31, 2005	16,900	0	3,750	1,786

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other Fees include services provided to review the Fund’s order processing and trading procedures.

(e)    (1)   The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant’s independent auditor for the registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)    The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $121,000 and $114,400, respectively.

(h)    The registrant’s audit committee has determined that the provision of non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

Item 5:    Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:    Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:    Portfolio Managers of Closed-End Management Investments Companies.
Not applicable to open-end investment companies.

Item 9:    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:    Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:    Controls and Procedures.
(a)    Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)    There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:    Exhibits.
(a)    The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)    Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MONEY MARKET FUND, INC.

By (Signature and Title)*	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date    May 31, 2006

Item 2:    Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:    Audit Committee Financial Expert.
The registrant’s Board of Directors has determined that Mr. Melvin C. Bahle, Mr. John P. Fagan, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Bahle, Mr. Fagan, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.

Item 4:    Principal Accountant Fees and Services.
(a) – (d)    Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	Other Fees (d)
Fiscal year ended March 31, 2006	15,800	0	3,860	0
Fiscal year ended March 31, 2005	15,400	0	3,750	1,786

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other Fees include services provided to review the Fund’s order processing and trading procedures.

(e)    (1)   The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant’s independent auditor for the registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)    The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $121,000 and $114,400, respectively.

(h)    The registrant’s audit committee has determined that the provision of non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

Item 5:    Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:    Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:    Portfolio Managers of Closed-End Management Investments Companies.
Not applicable to open-end investment companies.

Item 9:    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:    Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:    Controls and Procedures.
(a)    Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)    There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:    Exhibits.
(a)    The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)    Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

By (Signature and Title)*	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date    May 31, 2006

Item 2:    Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:    Audit Committee Financial Expert.
The registrant’s Board of Directors has determined that Mr. Melvin C. Bahle, Mr. John P. Fagan, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Bahle, Mr. Fagan, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.

Item 4:    Principal Accountant Fees and Services.
(a) – (d)    Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2006				2005
	Audit Fees	Audit Related	Tax Fees	Other Fees	Audit Fees	Audit Related	Tax Fees	Other Fees
Fiscal year ended March 31
Sit Mutual Funds II, Inc.
Sit Tax-Free Income Fund (series A)	21,600	0	3,860	0	21,000	0	3,750	1,786
Sit Minnesota Tax-Free Income Fund (series B)	18,000	0	3,860	0	17,400	0	3,750	1,786
Sit Bond Fund (series C)	0	0	0	0	14,500	0	3,750	1,786

Total Mutual Funds II, Inc.	39,600	0	7,720	0	52,900	0	11,250	5,357

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other Fees include services provided to review the Fund’s order processing and trading procedures.

(e)    (1)   The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant’s independent auditor for the registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)    The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $121,000 and $114,400, respectively.

(h)    The registrant’s audit committee has determined that the provision of non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

Item 5:    Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:    Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:    Portfolio Managers of Closed-End Management Investments Companies.
Not applicable to open-end investment companies.

Item 9:    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:    Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:    Controls and Procedures.
(a)    Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)     There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:    Exhibits.
(a)    The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)    Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By (Signature and Title)*	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date    May 31, 2006

Item 2:    Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions. The registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics is available without charge upon request by calling the registrant at 612-334-5888 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3:    Audit Committee Financial Expert.
The registrant’s Board of Directors has determined that Mr. Melvin C. Bahle, Mr. John P. Fagan, Mr. Sidney L. Jones, Mr. Bruce C. Lueck and Mr. Donald W. Phillips are audit committee financial experts serving on its audit committee. Mr. Bahle, Mr. Fagan, Mr. Jones, Mr. Lueck and Mr. Phillips are independent for purposes of this item.

Item 4:    Principal Accountant Fees and Services.
(a) – (d)    Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	Audit Fees (a)	Audit Related Fees (b)	Tax Fees (c)	Other Fees (d)
Fiscal year ended March 31, 2006	15,800	0	3,860	0
Fiscal year ended March 31, 2005	15,400	0	3,750	1,786

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, and/or are traditionally performed by the auditor. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other Fees include services provided to review the Fund’s order processing and trading procedures.

(e)    (1)   The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. The audit committee also is required to pre-approve certain non-audit services performed by the registrant’s independent auditor for the registrant’s investment adviser and certain of the adviser’s affiliates if the services relate directly to the operations and financial reporting of the registrant. Services to be provided by the auditor must receive general pre-approval or specific pre-approval by the audit committee. Any proposed services exceeding pre-approved cost levels will require separate pre-approval by the audit committee.

The audit committee may delegate pre-approval authority to the audit committee chairman. The chairman shall report any pre-approval decisions to the audit committee at its next scheduled meeting. The audit committee does not delegate its responsibility to pre-approve services performed by the independent auditor to management.

(2) No services included in (b) – (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)    Not applicable.

(g)    The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $121,000.00 and $114,400, respectively.

(h)    The registrant’s audit committee has determined that the provision of non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is considered compatible with maintaining the principal accountant’s independence.

Item 5:    Audit Committee of Listed Registrants.
Not applicable to open-end investment companies.

Item 6:    Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7:    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 8:    Portfolio Managers of Closed-End Management Investments Companies.
Not applicable to open-end investment companies.

Item 9:    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.

Item 10:    Submission of Matters to a vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:    Controls and Procedures.
(a)    Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

(b)    There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 12:    Exhibits.
(a)    The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b)    Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS TRUST

By (Signature and Title)*	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen Vice President, Treasurer

Date    May 31, 2006

By (Signature and Title)	/s/ Eugene C. Sit
Eugene C. Sit Chairman

Date    May 31, 2006